UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/17

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Institutional S&P 500 Stock Index Fund

Dreyfus Opportunistic Fixed Income Fund

Dreyfus Tax Managed Growth Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Bond Market Index Fund

SEMIANNUAL REPORT April 30, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Bond Market Index Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Bond Market Index Fund, covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero

Chief Executive Officer

The Dreyfus Corporation

May 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through April 30, 2017, as provided by Nancy G. Rogers, CFA, Paul Benson, CFA, and Stephanie Shu, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2017, Dreyfus Bond Market Index Fund’s Investor shares produced a total return of -0.92%, and its Class I shares produced a total return of -0.89%.1 In comparison, the Bloomberg Barclays U.S. Aggregate Index (the “Index”) achieved a total return of -0.67% for the same period.2

Bond market returns were constrained during the reporting period by rising interest rates in anticipation of stronger economic growth. The difference in returns between the fund and the Index was primarily the result of operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the Index. To pursue this goal, the fund normally invests at least 80% of its assets in bonds that are included in the Index (or other instruments with similar characteristics). To maintain liquidity, the fund may invest up to 20% of its assets in various short-term, fixed-income securities and money market instruments.

The fund’s investments are selected by a “sampling” process, which is a statistical process used to select bonds so that the fund has investment characteristics that closely approximate those of the Index. By using this sampling process, the fund typically will not invest in all of the securities in the Index.

Economic and Political Factors Drove Market Performance

The reporting period began on a weak note when U.S. government securities lost value in the weeks after the presidential election in November 2016. Bond yields climbed and prices fell when investors looked forward to the stimulative impact of a new administration’s more business-friendly fiscal, tax, and regulatory policies. These policies were widely expected to boost global economic growth and inflationary pressures. Markets also reacted negatively to the threat of a populist resurgence in parts of Europe.

In addition, most developed international economies have demonstrated improvement after an extended period of persistent sluggishness, largely due to aggressively accommodative monetary policies from central banks in Europe, Japan, and China. In contrast, the Federal Reserve Board (the “Fed”) twice raised short-term U.S. interest rates during the reporting period, once in December 2016 and again in March 2017. Higher U.S. interest rates compared to most other developed regions helped support capital flows into the United States, and the U.S. dollar generally gained value against most major currencies.

Yields on U.S. government securities moderated to a degree over the first four months of 2017 when it became clearer that enacting proposed government policy reforms into law will require time and political capital. Fixed-income markets also responded positively in February to oil production cuts from the Organization of the Petroleum Exporting Countries (OPEC), which were expected to support higher energy prices.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Corporate-Backed Securities Outperformed Sovereign Bonds

Against this general market backdrop, U.S. Treasury securities and other sovereign bonds lost some value as interest rates rose. At the same time, prices of mortgage-backed securities from U.S. government agencies were undermined by uncertainty regarding the likelihood that the Fed would continue its stimulative asset-purchasing program, which focused primarily on mortgages.

On a more positive note, corporate-backed bonds produced positive absolute returns for the reporting period, on average. Bonds backed by industrial companies, energy producers, and metals-and-mining companies fared especially well, while bonds from financial companies lagged. Commercial mortgage-backed securities also performed relatively well amid expectations of stronger economic growth and improved business conditions.

The Index underwent some changes in April 2017 that, in our judgment, could lead to a more investable universe. Specifically, requirements for the amount outstanding for each bond issue were increased, resulting in the elimination of hundreds of relatively thinly traded bonds from the Index.

Replicating the Index’s Composition

As an index fund, we attempt to match closely the returns of the Index by approximating its composition. Still, it is worth noting that the U.S. bond market seems already to reflect additional rate hikes from the Fed over the remainder of 2017, implying that bond prices and the U.S. dollar could remain relatively stable over the foreseeable future. In addition, corporate securities currently appear likely to continue to benefit from growing U.S. and global economies.

As of April 30, 2017, approximately 29% of the fund’s assets was invested in mortgage-backed securities, 2% in commercial mortgage-backed securities, 30% in credit bonds and asset-backed securities, and 39% in U.S. Treasury and agency securities. Moreover, all of the fund’s corporate securities were rated at least BBB- or better, and the fund has maintained an overall credit quality that is closely aligned with that of the Index.

May 15, 2017

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the index, and the timing of purchases and redemptions of fund shares.

¹  Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

²  Source: Lipper Inc. — The Bloomberg Barclays U.S. Aggregate Index is a broad-based flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Bond Market Index Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017
	Investor Shares	Class I
Expenses paid per $1,000†	$1.97	$.74
Ending value (after expenses)	$990.80	$991.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017
	Investor Shares	Class I
Expenses paid per $1,000†	$2.01	$.75
Ending value (after expenses)	$1,022.81	$1,024.05

† Expenses are equal to the fund’s annualized expense ratio of .40% for Investor shares and .15% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2017 (Unaudited)

Bonds and Notes - 100.0%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Ctfs./Auto Receivables - .2%
Ally Auto Receivables Trust, Ser. 2015-2, Cl. A4	1.84	6/15/20	1,000,000	1,004,053
Ford Credit Auto Owner Trust, Ser. 2016-B, Cl. A3	1.33	10/15/20	1,000,000	995,403
Toyota Auto Receivables Owner Trust, Ser. 2016-C, Cl. A4	1.32	11/15/21	1,000,000	990,109
				2,989,565
Asset-Backed Ctfs./Credit Cards - .2%
Chase Issuance Trust, Ser. 2015-A5, Cl. A5	1.36	4/15/20	408,000	407,746
Chase Issuance Trust, Ser. 2016-A2, Cl. A	1.37	6/15/21	1,000,000	994,369
Citibank Credit Card Issuance Trust, Ser. 2004-A8, Cl. A8	1.73	4/9/20	500,000	501,426
Citibank Credit Card Issuance Trust, Ser. 2014-A5, Cl. A5	2.68	6/7/23	1,000,000	1,024,412
				2,927,953
Commercial Mortgage Pass-Through Ctfs. - 1.1%
Citigroup Commercial Mortgage Trust, Ser. 2014-GC23, Cl. A4	3.62	7/10/47	1,000,000	1,043,653
Commercial Mortgage Trust, Ser. 2013-CR11, Cl. B	5.16	8/10/50	750,000	[a] 824,059
Commercial Mortgage Trust, Ser. 2014-CR16, Cl. A4	4.05	4/10/47	1,200,000	1,282,839
Commercial Mortgage Trust, Ser. 2016-CR28, Cl. A4	3.76	2/10/49	1,035,000	1,084,023
GS Mortgage Securities Trust, Ser. 2014-GC18, Cl. A3	3.80	1/10/47	500,000	525,834
GS Mortgage Securities Trust, Ser. 2015-GC28, Cl. AAB	3.21	2/10/48	750,000	776,824
J.P. Morgan Chase Commercial Mortgage Securities Corp., Ser. 2012-LC9, Cl. A5	2.84	12/15/47	1,000,000	1,009,341
JPMBB Commercial Mortgage Securities Trust, Ser. 2013-C15, Cl. A5	4.13	11/15/45	500,000	538,317
JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C24, Cl. A5	3.64	11/15/47	725,000	755,851
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C33, Cl. A4	3.77	12/15/48	2,000,000	2,099,294
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Cl. A1	1.39	7/15/46	166	166
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C20, Cl. A4	3.25	2/15/48	1,175,000	1,193,592
Morgan Stanley Capital I Trust, Ser. 2012-C4, Cl. AS	3.77	3/15/45	720,000	754,816
SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Cl. A4	3.06	10/10/48	2,000,000	1,967,847

6

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Commercial Mortgage Pass-Through Ctfs. - 1.1% (continued)
UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C3, Cl. A4	3.09	8/10/49	500,000		511,510
UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C6, Cl. A4	3.24	4/10/46	1,412,000		1,453,712
WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Cl. ASB	2.98	6/15/46	500,000		512,239
WF-RBS Commercial Mortgage Trust, Ser. 2014-C20, Cl. A2	3.04	5/15/47	1,000,000		1,021,094
				17,355,011
Consumer Discretionary - 2.6%
21st Century Fox America, Gtd. Debs.	7.75	12/1/45	100,000		141,347
21st Century Fox America, Gtd. Notes	6.20	12/15/34	250,000		303,042
21st Century Fox America, Gtd. Notes	4.75	9/15/44	250,000		255,393
21st Century Fox America, Gtd. Notes, Ser. WI	3.70	9/15/24	400,000		412,521
Alibaba Group Holding, Gtd. Notes	3.13	11/28/21	290,000		295,094
Alibaba Group Holding, Gtd. Notes	3.60	11/28/24	300,000		305,197
Amazon.com, Sr. Unscd. Notes	2.60	12/5/19	500,000		510,257
AutoZone, Sr. Unscd. Notes	3.13	4/21/26	500,000		483,545
AutoZone, Sr. Unscd. Notes	3.75	6/1/27	350,000		353,512
Bed Bath & Beyond, Sr. Unscd. Notes	3.75	8/1/24	500,000	[b]	502,302
BorgWarner, Sr. Unscd. Notes	3.38	3/15/25	500,000		501,509
California Institute of Technology, Unscd. Bonds	4.32	8/1/45	110,000		118,179
Carnival, Gtd. Notes	3.95	10/15/20	300,000		317,253
CBS, Gtd. Debs.	7.88	7/30/30	300,000		412,461
CBS, Gtd. Notes	4.90	8/15/44	240,000		248,435
Charter Communications Operating, Sr. Scd. Notes	4.91	7/23/25	910,000		977,453
Charter Communications Operating, Sr. Scd. Notes	6.48	10/23/45	500,000		587,368
Colgate-Palmolive, Sr. Unscd. Notes	2.45	11/15/21	500,000		508,564
Comcast, Gtd. Bonds	4.75	3/1/44	500,000		533,875
Comcast, Gtd. Notes	5.70	7/1/19	500,000		541,245
Comcast, Gtd. Notes	2.85	1/15/23	300,000		303,662
Comcast, Gtd. Notes	2.75	3/1/23	100,000		100,494
Comcast, Gtd. Notes	3.38	8/15/25	730,000		744,076

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Consumer Discretionary - 2.6% (continued)
Comcast, Gtd. Notes	4.25	1/15/33	500,000		519,398
Comcast, Gtd. Notes	4.40	8/15/35	340,000		356,273
Comcast, Gtd. Notes	6.45	3/15/37	650,000		838,396
Comcast Cable Communications Holdings, Gtd. Notes	9.46	11/15/22	304,000		409,938
Costco Wholesale, Sr. Unscd. Notes	2.25	2/15/22	500,000		502,236
CVS Health, Sr. Unscd. Bonds	2.25	8/12/19	500,000		504,484
CVS Health, Sr. Unscd. Notes	2.80	7/20/20	680,000		693,395
CVS Health, Sr. Unscd. Notes	2.88	6/1/26	400,000		386,441
CVS Health, Sr. Unscd. Notes	5.13	7/20/45	480,000		538,424
Delphi Automotive, Gtd. Notes	4.25	1/15/26	400,000		423,425
Discovery Communications, Gtd. Notes	6.35	6/1/40	400,000		431,182
Ford Motor, Sr. Unscd. Bonds	6.63	10/1/28	400,000		472,616
Ford Motor, Sr. Unscd. Notes	5.29	12/8/46	160,000	[b]	162,479
General Motors, Sr. Unscd. Notes	5.20	4/1/45	340,000		332,030
Grupo Televisa, Sr. Unscd. Notes	5.00	5/13/45	400,000		378,715
Hasbro, Sr. Unscd. Notes	3.15	5/15/21	450,000		460,235
Home Depot, Sr. Unscd. Notes	2.00	4/1/21	300,000		299,255
Home Depot, Sr. Unscd. Notes	5.88	12/16/36	300,000		383,694
Home Depot, Sr. Unscd. Notes	4.88	2/15/44	500,000		574,259
Interpublic Group, Sr. Unscd. Notes	4.20	4/15/24	500,000		523,849
Kohl's, Sr. Unscd. Notes	4.75	12/15/23	250,000		256,995
Lowe's Cos., Sr. Unscd. Notes	3.13	9/15/24	500,000		511,517
Lowe's Cos., Sr. Unscd. Notes	3.10	5/3/27	500,000		500,577
Lowe's Cos., Sr. Unscd. Notes	4.38	9/15/45	250,000		260,974
Lowe's Cos., Sr. Unscd. Notes	4.05	5/3/47	120,000		119,603
Macy's Retail Holdings, Gtd. Debs.	6.90	4/1/29	350,000		378,033
Marriott International, Sr. Unscd. Notes	3.13	10/15/21	600,000		616,771
Mattel, Sr. Unscd. Notes	2.35	5/6/19	500,000		501,456

8

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Consumer Discretionary - 2.6% (continued)
McDonald's, Sr. Unscd. Notes	2.75	12/9/20	300,000		305,685
McDonald's, Sr. Unscd. Notes	4.70	12/9/35	485,000		519,423
McDonald's, Sr. Unscd. Notes	4.88	12/9/45	465,000		503,147
Newell Brands, Sr. Unscd. Notes	5.50	4/1/46	350,000		407,856
NIKE, Sr. Unscd. Notes	2.25	5/1/23	300,000		297,439
NIKE, Sr. Unscd. Notes	3.63	5/1/43	300,000		283,432
Nordstrom, Sr. Unscd. Bonds	4.75	5/1/20	500,000		532,586
Omnicom Group, Gtd. Notes	3.63	5/1/22	500,000		522,135
Philip Morris International, Sr. Unscd. Notes	2.50	8/22/22	600,000		599,107
President & Fellows of Harvard College, Unscd. Bonds	3.15	7/15/46	250,000		230,100
Procter & Gamble, Sr. Unscd. Notes	5.55	3/5/37	29,000		38,321
QVC, Sr. Scd. Notes	5.45	8/15/34	250,000		231,859
Rice University, Unscd. Bonds	3.57	5/15/45	250,000		246,994
Signet UK Finance, Gtd. Bonds	4.70	6/15/24	300,000		296,795
Stanley Black & Decker, Gtd. Notes	3.40	12/1/21	400,000		417,452
Staples, Sr. Unscd. Notes	4.38	1/12/23	250,000	[b]	251,983
Starbucks, Sr. Unscd. Notes	4.30	6/15/45	500,000		536,669
Target, Sr. Unscd. Notes	2.30	6/26/19	250,000		253,296
Target, Sr. Unscd. Notes	2.50	4/15/26	400,000	[b]	381,750
Thomson Reuters, Gtd. Notes	6.50	7/15/18	400,000		421,883
Thomson Reuters, Sr. Unscd. Notes	3.95	9/30/21	300,000		314,005
Time Warner, Gtd. Notes	4.75	3/29/21	500,000		540,373
Time Warner, Gtd. Notes	7.63	4/15/31	600,000		820,774
Time Warner Cable, Gtd. Debs.	6.55	5/1/37	350,000		407,949
Time Warner Cable, Gtd. Debs.	4.50	9/15/42	500,000		460,223
Time Warner Cable, Gtd. Notes	8.25	4/1/19	500,000		555,558
Time Warner Cos., Gtd. Debs.	6.95	1/15/28	325,000		406,024
University of Southern California, Sr. Unscd. Notes	5.25	2/15/41	40,000		47,617

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Consumer Discretionary - 2.6% (continued)
Viacom, Sr. Unscd. Notes	2.75	12/15/19	300,000		303,119
Viacom, Sr. Unscd. Notes	6.88	4/30/36	235,000		273,791
Viacom, Sr. Unscd. Notes	4.38	3/15/43	400,000		357,124
Walgreens Boots Alliance, Gtd. Notes	3.30	11/18/21	400,000		412,319
Walgreens Boots Alliance, Gtd. Notes	4.50	11/18/34	400,000		402,546
Walgreens Boots Alliance, Sr. Unscd. Notes	3.45	6/1/26	400,000		394,209
Wal-Mart Stores, Sr. Unscd. Notes	3.63	7/8/20	1,000,000		1,056,499
Wal-Mart Stores, Sr. Unscd. Notes	5.25	9/1/35	600,000		721,446
Wal-Mart Stores, Sr. Unscd. Notes	4.30	4/22/44	500,000		533,339
Walt Disney, Sr. Unscd. Notes	2.30	2/12/21	500,000		505,373
Walt Disney, Sr. Unscd. Notes	3.00	2/13/26	500,000		502,571
Walt Disney, Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000		209,525
WPP Finance 2010, Gtd. Notes	3.75	9/19/24	750,000		766,507
Wyndham Worldwide, Sr. Unscd. Notes	3.90	3/1/23	250,000		256,554
Xerox, Sr. Unscd. Notes	3.80	5/15/24	500,000	[b]	495,673
				39,814,464
Consumer Staples - 1.3%
Altria Group, Gtd. Notes	2.85	8/9/22	500,000		505,642
Altria Group, Gtd. Notes	4.25	8/9/42	500,000		501,544
Anheuser-Busch InBev Finance, Gtd. Notes	1.90	2/1/19	390,000		391,059
Anheuser-Busch InBev Finance, Gtd. Notes	2.65	2/1/21	1,049,063		1,062,987
Anheuser-Busch InBev Finance, Gtd. Notes	2.63	1/17/23	500,000		497,457
Anheuser-Busch InBev Finance, Gtd. Notes	3.70	2/1/24	1,000,000		1,042,820
Anheuser-Busch InBev Finance, Gtd. Notes	3.65	2/1/26	615,000		630,052
Anheuser-Busch InBev Finance, Gtd. Notes	4.70	2/1/36	590,000		634,815
Anheuser-Busch InBev Finance, Gtd. Notes	4.00	1/17/43	700,000		672,420
Anheuser-Busch InBev Finance, Gtd. Notes	4.90	2/1/46	815,000		893,733
Campbell Soup, Sr. Unscd. Notes	3.30	3/19/25	400,000		407,886
Clorox, Sr. Unscd. Notes	3.80	11/15/21	200,000		211,298

10

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Consumer Staples - 1.3% (continued)
Coca-Cola, Sr. Unscd. Notes	3.30	9/1/21	750,000		786,580
Coca-Cola Femsa, Gtd. Bonds	2.38	11/26/18	400,000		402,615
Conagra Brands, Sr. Unscd. Notes	3.20	1/25/23	165,000		167,399
Diageo Investment, Gtd. Notes	4.25	5/11/42	250,000		257,563
Dr. Pepper Snapple Group, Gtd. Notes	6.82	5/1/18	94,000		98,802
JM Smucker, Gtd. Notes	2.50	3/15/20	500,000		506,390
Kellogg, Sr. Unscd. Notes	4.15	11/15/19	400,000		421,341
Kellogg, Sr. Unscd. Notes	2.65	12/1/23	300,000		294,992
Kraft Heinz Foods, Gtd. Notes	2.80	7/2/20	390,000		396,424
Kraft Heinz Foods, Gtd. Notes	3.50	6/6/22	490,000		507,064
Kraft Heinz Foods, Gtd. Notes	7.25	3/15/32	525,000	[a]	651,461
Kraft Heinz Foods, Gtd. Notes	4.38	6/1/46	400,000		382,235
Kroger, Gtd. Notes	7.50	4/1/31	400,000		541,605
Kroger, Sr. Unscd. Notes	3.30	1/15/21	300,000		309,070
Molson Coors Brewing, Gtd. Notes	2.10	7/15/21	500,000		491,661
Molson Coors Brewing, Gtd. Notes	4.20	7/15/46	150,000	[b]	143,040
PepsiCo, Sr. Unscd. Notes	2.15	10/14/20	810,000		817,304
PepsiCo, Sr. Unscd. Notes	3.50	7/17/25	500,000		524,969
PepsiCo, Sr. Unscd. Notes	4.88	11/1/40	500,000		567,486
PepsiCo, Sr. Unscd. Notes	4.45	4/14/46	210,000		225,612
Philip Morris International, Sr. Unscd. Notes	5.65	5/16/18	760,000		792,715
Philip Morris International, Sr. Unscd. Notes	4.50	3/20/42	650,000	[b]	675,945
Procter & Gamble, Sr. Unscd. Notes	2.30	2/6/22	500,000		506,018
Reynolds American, Gtd. Notes	5.70	8/15/35	240,000		275,445
Reynolds American, Gtd. Notes	5.85	8/15/45	510,000		604,762
Sysco, Gtd. Notes	5.38	9/21/35	350,000		395,086
Tyson Foods, Gtd. Bonds	5.15	8/15/44	250,000		268,015
				19,463,312

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Energy - 2.5%
Anadarko Petroleum, Sr. Unscd. Notes	6.45	9/15/36	150,000		178,264
Anadarko Petroleum, Sr. Unscd. Notes	6.60	3/15/46	250,000		308,513
Apache, Sr. Unscd. Notes	6.00	1/15/37	380,000		440,966
Apache, Sr. Unscd. Notes	4.75	4/15/43	300,000		306,516
Baker Hughes, Sr. Unscd. Notes, Ser. WI	3.20	8/15/21	382,000		392,460
BP Capital Markets, Gtd. Notes	3.25	5/6/22	1,200,000		1,238,255
BP Capital Markets, Gtd. Notes	2.50	11/6/22	800,000		790,890
Buckeye Partners, Sr. Unscd. Notes	2.65	11/15/18	250,000		251,653
Canadian Natural Resources, Sr. Unscd. Notes	3.90	2/1/25	250,000		253,298
Canadian Natural Resources, Sr. Unscd. Notes	6.25	3/15/38	430,000		489,553
Chevron, Sr. Unscd. Notes	1.72	6/24/18	500,000		501,776
Chevron, Sr. Unscd. Notes	1.79	11/16/18	675,000		678,573
Chevron, Sr. Unscd. Notes	2.42	11/17/20	640,000		647,492
Chevron, Sr. Unscd. Notes	3.33	11/17/25	165,000		169,784
Chevron, Sr. Unscd. Notes	2.95	5/16/26	295,000		294,483
CNOOC Finance 2013, Gtd. Notes	3.00	5/9/23	500,000		491,098
Columbia Pipeline Group, Gtd. Notes	3.30	6/1/20	500,000		510,135
ConocoPhillips, Gtd. Notes	2.20	5/15/20	500,000	[b]	503,509
ConocoPhillips, Gtd. Notes	2.40	12/15/22	500,000		495,051
ConocoPhillips, Gtd. Notes	4.95	3/15/26	500,000		560,950
ConocoPhillips, Gtd. Notes	5.95	3/15/46	500,000		632,628
ConocoPhillips Holding, Sr. Unscd. Notes	6.95	4/15/29	125,000		162,893
Devon Energy, Sr. Unscd. Notes	5.85	12/15/25	71,000		82,342
Devon Energy, Sr. Unscd. Notes	5.60	7/15/41	300,000		321,878
Enable Midstream Partners, Sr. Unscd. Notes	5.25	5/15/44	250,000	[a]	231,039
Enbridge Energy Partners, Sr. Unscd. Notes	5.88	10/15/25	250,000	[b]	285,528
Enbridge Energy Partners, Sr. Unscd. Notes	5.50	9/15/40	370,000		385,488
Energy Transfer Partners, Sr. Unscd. Notes	3.60	2/1/23	500,000		504,633

12

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Energy - 2.5% (continued)
Energy Transfer Partners, Sr. Unscd. Notes	5.15	2/1/43	500,000	483,755
EnLink Midstream Partners, Sr. Unscd. Notes	4.85	7/15/26	350,000	368,454
Enterprise Products Operating, Gtd. Notes	3.35	3/15/23	600,000	615,285
Enterprise Products Operating, Gtd. Notes	3.70	2/15/26	200,000	203,489
Enterprise Products Operating, Gtd. Notes	4.45	2/15/43	400,000	391,914
Enterprise Products Operating, Gtd. Notes	4.90	5/15/46	500,000	524,904
EOG Resources, Sr. Unscd. Notes	3.90	4/1/35	400,000	390,490
Exxon Mobil, Sr. Unscd. Notes	1.71	3/1/19	565,000	566,519
Exxon Mobil, Sr. Unscd. Notes	2.22	3/1/21	500,000	503,675
Exxon Mobil, Sr. Unscd. Notes	4.11	3/1/46	500,000	520,363
Halliburton, Sr. Unscd. Bonds	3.80	11/15/25	415,000	427,563
Halliburton, Sr. Unscd. Bonds	5.00	11/15/45	475,000	509,675
Hess, Sr. Unscd. Bonds	5.60	2/15/41	250,000	253,329
Hess, Sr. Unscd. Notes	4.30	4/1/27	500,000	499,645
HollyFrontier, Sr. Unscd. Bonds	5.88	4/1/26	480,000	512,656
Kerr-McGee, Gtd. Notes	6.95	7/1/24	300,000	357,599
Kinder Morgan, Gtd. Notes	5.30	12/1/34	500,000	513,690
Kinder Morgan Energy Partners, Gtd. Notes	4.15	3/1/22	500,000	522,245
Kinder Morgan Energy Partners, Gtd. Notes	3.50	9/1/23	500,000	499,496
Kinder Morgan Energy Partners, Gtd. Notes	7.40	3/15/31	350,000	427,684
Kinder Morgan Energy Partners, Gtd. Notes	5.00	3/1/43	300,000	293,557
Marathon Oil, Sr. Unscd. Notes	6.60	10/1/37	300,000	343,439
Marathon Petroleum, Sr. Unscd. Notes	4.75	9/15/44	500,000	464,282
MPLX, Sr. Unscd. Notes	5.20	3/1/47	130,000	133,594
Nexen Energy, Gtd. Notes	5.88	3/10/35	125,000	146,565
Noble Energy, Sr. Unscd. Notes	4.15	12/15/21	539,000	570,279
Noble Energy, Sr. Unscd. Notes	3.90	11/15/24	500,000	511,538
Occidental Petroleum, Sr. Unscd. Bonds	3.00	2/15/27	300,000	293,813

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Energy - 2.5% (continued)
Occidental Petroleum, Sr. Unscd. Notes	4.10	2/15/47	310,000		304,795
Occidental Petroleum, Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	400,000		425,214
ONEOK Partners, Gtd. Notes	5.00	9/15/23	500,000		541,476
ONEOK Partners, Gtd. Notes	6.85	10/15/37	60,000		72,105
Phillips 66, Gtd. Notes	4.88	11/15/44	202,000		209,004
Pioneer Natural Resources, Sr. Unscd. Notes	3.95	7/15/22	500,000		527,941
Plains All American Pipeline, Sr. Unscd. Notes	3.85	10/15/23	300,000		303,290
Plains All American Pipeline, Sr. Unscd. Notes	4.90	2/15/45	250,000		241,578
Regency Energy Partners, Gtd. Notes	4.50	11/1/23	750,000		779,472
Sabine Pass Liquefaction, Sr. Unscd. Notes	5.88	4/15/23	300,000	[a]	331,256
Sabine Pass Liquefaction, Sr. Unscd. Notes	5.00	3/15/27	600,000	[c]	634,467
Shell International Finance, Gtd. Notes	4.30	9/22/19	850,000		899,095
Shell International Finance, Gtd. Notes	1.88	5/10/21	485,000		477,667
Shell International Finance, Gtd. Notes	3.25	5/11/25	560,000		571,529
Shell International Finance, Gtd. Notes	2.88	5/10/26	185,000		182,804
Shell International Finance, Gtd. Notes	4.13	5/11/35	260,000		268,133
Shell International Finance, Gtd. Notes	3.75	9/12/46	500,000		467,162
Spectra Energy Capital, Gtd. Notes	8.00	10/1/19	225,000		252,594
Spectra Energy Partners, Sr. Unscd. Notes	5.95	9/25/43	200,000		229,447
Statoil, Gtd. Notes	5.25	4/15/19	600,000		638,687
Statoil, Gtd. Notes	2.65	1/15/24	500,000		494,265
Suncor Energy, Sr. Unscd. Notes	6.50	6/15/38	300,000		380,354
Sunoco Logistics Partners Operations, Gtd. Notes	3.45	1/15/23	200,000		201,312
Sunoco Logistics Partners Operations, Gtd. Notes	4.95	1/15/43	200,000		187,600
Tennessee Gas Pipeline, Gtd. Debs.	7.63	4/1/37	70,000		84,887
Total Capital, Gtd. Notes	2.13	8/10/18	750,000		756,157
Total Capital, Gtd. Notes	4.45	6/24/20	450,000		484,292
Total Capital International, Gtd. Notes	3.75	4/10/24	340,000		357,372

14

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Energy - 2.5% (continued)
TransCanada Pipelines, Sr. Unscd. Notes	3.75	10/16/23	500,000		523,910
TransCanada Pipelines, Sr. Unscd. Notes	6.20	10/15/37	75,000		93,462
TransCanada Pipelines, Sr. Unscd. Notes	7.63	1/15/39	300,000		428,187
Valero Energy, Gtd. Notes	7.50	4/15/32	170,000		218,376
Valero Energy, Sr. Unscd. Notes	6.63	6/15/37	315,000		375,488
Williams Partners, Sr. Unscd. Notes	4.13	11/15/20	500,000		524,100
Williams Partners, Sr. Unscd. Notes	4.00	9/15/25	100,000		102,165
Williams Partners, Sr. Unscd. Notes	6.30	4/15/40	400,000		461,906
				37,990,694
Financials - 8.1%
AEP Texas Central Transition Funding, Sr. Scd. Bonds, Ser. A-4	5.17	1/1/20	80,827		82,086
AerCap Ireland Capital, Gtd. Notes	3.95	2/1/22	500,000		518,346
AerCap Ireland Capital, Gtd. Notes	3.50	5/26/22	500,000		508,670
Affiliated Managers Group, Sr. Unscd. Notes	3.50	8/1/25	250,000		246,759
Aflac, Sr. Unscd. Notes	3.63	6/15/23	600,000		630,077
Air Lease, Sr. Unscd. Notes	3.38	1/15/19	350,000	[b]	357,554
Air Lease, Sr. Unscd. Notes	3.75	2/1/22	100,000		103,652
Allstate, Sub. Debs.	5.75	8/15/53	300,000	[a]	326,813
American Express, Sub. Notes	3.63	12/5/24	500,000		511,499
American Express Credit, Sr. Unscd. Notes	2.25	8/15/19	750,000		755,924
American Honda Finance, Sr. Unscd. Bonds	2.15	3/13/20	750,000		753,442
American International Group, Sr. Unscd. Notes	2.30	7/16/19	500,000		502,375
American International Group, Sr. Unscd. Notes	4.88	6/1/22	400,000		437,156
American International Group, Sr. Unscd. Notes	3.88	1/15/35	500,000		466,981
Aon, Gtd. Notes	4.60	6/14/44	500,000		496,821
Australia & New Zealand Banking Group, Sr. Unscd. Bonds	1.60	7/15/19	500,000		496,032
Australia & New Zealand Banking Group, Sr. Unscd. Notes	2.30	6/1/21	350,000		348,227
AXA, Sub. Bonds	8.60	12/15/30	165,000		230,588
Bank of America, Sr. Unscd. Bonds	2.63	4/19/21	1,110,000		1,112,313

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Financials - 8.1% (continued)
Bank of America, Sr. Unscd. Notes	1.95	5/12/18	400,000		401,062
Bank of America, Sr. Unscd. Notes	6.88	11/15/18	150,000		160,941
Bank of America, Sr. Unscd. Notes	5.63	7/1/20	800,000		879,346
Bank of America, Sr. Unscd. Notes	3.30	1/11/23	1,000,000		1,018,047
Bank of America, Sr. Unscd. Notes	4.13	1/22/24	500,000		526,312
Bank of America, Sr. Unscd. Notes	3.50	4/19/26	1,030,000		1,029,699
Bank of America, Sr. Unscd. Notes	3.82	1/20/28	310,000	[a]	312,720
Bank of America, Sr. Unscd. Notes	4.24	4/24/38	160,000	[a]	160,800
Bank of America, Sr. Unscd. Notes	5.00	1/21/44	500,000		547,898
Bank of America, Sr. Unscd. Notes	4.44	1/20/48	250,000	[a]	253,257
Bank of America, Sr. Unscd. Notes, Ser. L	2.60	1/15/19	400,000		404,094
Bank of America, Sub. Notes, Ser. L	3.95	4/21/25	900,000		904,709
Bank of Montreal, Sr. Unscd. Notes	1.80	7/31/18	500,000		501,113
Bank of Nova Scotia, Sr. Unscd. Notes	2.80	7/21/21	600,000		611,451
Bank of Nova Scotia, Sub. Notes	4.50	12/16/25	500,000		529,407
Barclays, Sr. Unscd. Notes	3.20	8/10/21	500,000		505,770
Barclays, Sr. Unscd. Notes	4.38	1/12/26	200,000		205,734
Barclays, Sr. Unscd. Notes	4.34	1/10/28	200,000		204,896
Barclays Bank, Sub. Notes	5.14	10/14/20	1,000,000		1,074,348
BB&T, Sr. Unscd. Notes	2.45	1/15/20	1,000,000		1,012,843
Berkshire Hathaway, Sr. Unscd. Notes	2.10	8/14/19	500,000		504,348
Berkshire Hathaway, Sr. Unscd. Notes	2.75	3/15/23	500,000		506,064
Berkshire Hathaway, Sr. Unscd. Notes	3.13	3/15/26	500,000		504,828
Berkshire Hathaway Finance, Gtd. Notes	5.75	1/15/40	675,000		851,274
BlackRock, Sr. Unscd. Notes	3.50	3/18/24	500,000		527,379
BlackRock, Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	250,000		270,405
BNP Paribas, Gtd. Notes	5.00	1/15/21	900,000		978,522
BPCE, Gtd. Notes	2.50	7/15/19	1,000,000		1,006,438

16

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Financials - 8.1% (continued)
BPCE, Gtd. Notes	4.00	4/15/24	200,000		209,732
Capital One Financial, Sr. Unscd. Notes	2.45	4/24/19	500,000		503,226
Capital One Financial, Sr. Unscd. Notes	4.75	7/15/21	730,000		786,696
Capital One Financial, Sub. Notes	3.75	7/28/26	750,000		723,802
Chubb, Sr. Unscd. Notes	6.00	5/11/37	540,000		690,583
Chubb INA Holdings, Gtd. Notes	3.35	5/15/24	250,000		257,182
Citigroup, Sr. Unscd. Bonds	4.28	4/24/48	80,000	[a]	78,992
Citigroup, Sr. Unscd. Notes	2.40	2/18/20	750,000		754,452
Citigroup, Sr. Unscd. Notes	2.65	10/26/20	1,250,000		1,261,716
Citigroup, Sr. Unscd. Notes	2.90	12/8/21	500,000		503,198
Citigroup, Sr. Unscd. Notes	3.75	6/16/24	500,000		514,196
Citigroup, Sr. Unscd. Notes	6.63	1/15/28	100,000		122,260
Citigroup, Sr. Unscd. Notes	4.65	7/30/45	350,000		366,306
Citigroup, Sub. Notes	4.05	7/30/22	1,250,000		1,310,557
Citigroup, Sub. Notes	5.50	9/13/25	500,000		553,244
Citizens Bank, Sr. Unscd. Notes	2.45	12/4/19	500,000		504,139
CME Group, Sr. Unscd. Notes	3.00	3/15/25	250,000		252,314
Commonwealth Bank of Australia, Sr. Unscd. Notes	2.50	9/20/18	650,000		657,743
Cooperatieve Rabobank, Gtd. Notes	2.50	1/19/21	400,000		402,685
Cooperatieve Rabobank, Gtd. Notes	3.95	11/9/22	1,000,000		1,039,233
Cooperatieve Rabobank, Gtd. Notes	5.25	5/24/41	500,000		594,029
Credit Suisse, Sr. Unscd. Notes	4.38	8/5/20	1,000,000		1,064,399
Credit Suisse, Sr. Unscd. Notes	3.63	9/9/24	500,000		513,536
Credit Suisse Group Funding, Gtd. Notes	3.75	3/26/25	1,000,000		1,000,765
Credit Suisse Group Funding, Gtd. Notes	4.88	5/15/45	280,000		293,724
Deutsche Bank London, Sr. Unscd. Notes	2.50	2/13/19	500,000		501,308
Discover Bank, Sr. Unscd. Notes	4.25	3/13/26	400,000		413,977
Discover Bank, Sr. Unscd. Notes	3.45	7/27/26	500,000		487,457

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Financials - 8.1% (continued)
Fidelity National Information Services, Sr. Unscd. Notes	3.63	10/15/20	450,000	469,440
Fifth Third Bancorp, Sr. Unscd. Notes	3.50	3/15/22	600,000	622,511
First American Financial, Sr. Unscd. Notes	4.60	11/15/24	500,000	502,876
First Republic Bank, Sr. Unscd. Bonds	2.38	6/17/19	500,000	501,430
First Tennessee Bank, Sr. Unscd. Notes	2.95	12/1/19	500,000	505,370
Fiserv, Gtd. Notes	4.63	10/1/20	400,000	429,446
Ford Motor Credit, Sr. Unscd. Notes	8.13	1/15/20	571,000	654,579
Ford Motor Credit, Sr. Unscd. Notes	3.20	1/15/21	750,000	759,901
Ford Motor Credit, Sr. Unscd. Notes	3.34	3/18/21	500,000	508,160
Ford Motor Credit, Sr. Unscd. Notes	4.38	8/6/23	400,000	420,438
GE Capital International Funding, Gtd. Notes	4.42	11/15/35	1,000,000	1,070,706
General Electric, Gtd. Bonds	2.20	1/9/20	500,000	506,506
General Electric, Gtd. Notes	5.63	5/1/18	835,000	869,555
General Electric, Gtd. Notes	4.65	10/17/21	1,400,000	1,549,451
General Electric, Gtd. Notes	3.10	1/9/23	1,000,000	1,036,053
General Motors Financial, Gtd. Notes	2.35	10/4/19	500,000	499,874
General Motors Financial, Gtd. Notes	3.20	7/13/20	500,000	509,575
General Motors Financial, Gtd. Notes	4.38	9/25/21	850,000	896,248
General Motors Financial, Gtd. Notes	4.30	7/13/25	500,000	509,842
Goldman Sachs Group, Sr. Unscd. Notes	2.55	10/23/19	1,000,000	1,010,733
Goldman Sachs Group, Sr. Unscd. Notes	2.60	4/23/20	500,000	504,467
Goldman Sachs Group, Sr. Unscd. Notes	2.75	9/15/20	500,000	505,546
Goldman Sachs Group, Sr. Unscd. Notes	2.35	11/15/21	500,000	493,369
Goldman Sachs Group, Sr. Unscd. Notes	3.63	1/22/23	500,000	517,518
Goldman Sachs Group, Sr. Unscd. Notes	3.75	5/22/25	1,000,000	1,019,802
Goldman Sachs Group, Sr. Unscd. Notes	3.85	1/26/27	230,000	234,148
Goldman Sachs Group, Sr. Unscd. Notes	6.25	2/1/41	700,000	886,124
Goldman Sachs Group, Sub. Notes	4.25	10/21/25	130,000	134,050

18

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Financials - 8.1% (continued)
Goldman Sachs Group, Sub. Notes	6.75	10/1/37	1,000,000		1,252,930
HSBC Holdings, Sr. Unscd. Notes	3.40	3/8/21	600,000		617,308
HSBC Holdings, Sr. Unscd. Notes	5.10	4/5/21	750,000		818,557
HSBC Holdings, Sr. Unscd. Notes	3.90	5/25/26	295,000		303,218
HSBC Holdings, Sub. Notes	4.25	3/14/24	500,000		513,786
HSBC Holdings, Sub. Notes	6.50	5/2/36	850,000		1,048,438
HSBC Holdings, Sub. Notes	6.50	9/15/37	555,000		691,957
Industrial & Commercial Bank of China, Sr. Unscd. Notes	2.91	11/13/20	750,000		752,056
Industrial & Commercial Bank of China, Sr. Unscd. Notes	2.45	10/20/21	500,000		493,314
ING Groep, Sr. Unscd. Notes	3.15	3/29/22	300,000		304,401
Intercontinental Exchange, Gtd. Notes	4.00	10/15/23	350,000		372,284
Intesa Sanpaolo, Gtd. Bonds	5.25	1/12/24	400,000		428,121
Invesco Finance, Gtd. Notes	4.00	1/30/24	250,000		264,206
Jefferies Group, Sr. Unscd. Debs.	6.45	6/8/27	35,000		40,115
Jefferies Group, Sr. Unscd. Notes	5.13	1/20/23	500,000		540,583
John Deere Capital, Sr. Unscd. Notes	1.25	10/9/19	500,000		493,618
John Deere Capital, Sr. Unscd. Notes	3.15	10/15/21	650,000		670,836
John Deere Capital, Sr. Unscd. Notes	2.80	3/6/23	500,000		505,434
JPMorgan Chase & Co., Sr. Unscd. Notes	1.85	3/22/19	1,000,000		1,000,264
JPMorgan Chase & Co., Sr. Unscd. Notes	4.25	10/15/20	500,000		532,418
JPMorgan Chase & Co., Sr. Unscd. Notes	2.40	6/7/21	1,240,000	[b]	1,238,399
JPMorgan Chase & Co., Sr. Unscd. Notes	3.20	1/25/23	1,000,000		1,017,023
JPMorgan Chase & Co., Sr. Unscd. Notes	2.78	4/25/23	300,000	[a]	299,941
JPMorgan Chase & Co., Sr. Unscd. Notes	3.30	4/1/26	500,000		494,628
JPMorgan Chase & Co., Sr. Unscd. Notes	6.40	5/15/38	650,000		847,523
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/48	750,000	[a]	760,908
JPMorgan Chase & Co., Sub. Notes	3.88	9/10/24	1,000,000		1,025,869
JPMorgan Chase & Co., Sub. Notes	4.13	12/15/26	500,000		517,833

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Financials - 8.1% (continued)
JPMorgan Chase Bank, Sr. Unscd. Bonds	1.65	9/23/19	500,000	497,482
KeyBank, Sr. Unscd. Notes	3.30	6/1/25	400,000	405,135
KeyBank, Sub. Notes	6.95	2/1/28	100,000	125,964
Lazard Group, Sr. Unscd. Notes	4.25	11/14/20	250,000	263,680
Legg Mason, Sr. Unscd. Notes	5.63	1/15/44	200,000	206,081
Lincoln National, Sr. Unscd. Notes	3.63	12/12/26	500,000	505,326
Lincoln National, Sr. Unscd. Notes	6.15	4/7/36	39,000	46,687
Llyods Banking Group, Sub. Notes	4.58	12/10/25	820,000	849,773
Loews, Sr. Unscd. Notes	2.63	5/15/23	250,000	247,710
Manufacturers & Traders Trust Co., Sr. Unscd. Notes	2.10	2/6/20	500,000	500,488
Marsh & McLennan Cos., Sr. Unscd. Notes	2.35	3/6/20	500,000	503,704
Marsh & McLennan Cos., Sr. Unscd. Notes	5.88	8/1/33	275,000	336,729
Mastercard, Sr. Unscd. Notes	2.00	4/1/19	500,000	503,920
MetLife, Sr. Unscd. Notes	3.60	4/10/24	250,000	260,796
MetLife, Sr. Unscd. Notes	6.38	6/15/34	350,000	450,119
MetLife, Sr. Unscd. Notes	4.05	3/1/45	400,000	395,551
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.00	2/22/22	500,000	506,352
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.68	2/22/27	500,000	514,339
Mizuho Financial Group, Sr. Unscd. Bonds	2.27	9/13/21	500,000	491,666
Mizuho Financial Group, Sr. Unscd. Bonds	2.84	9/13/26	500,000	480,106
Morgan Stanley, Sr. Unscd. Notes	7.30	5/13/19	1,300,000	1,434,299
Morgan Stanley, Sr. Unscd. Notes	5.50	1/26/20	1,000,000	1,087,306
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/23	500,000	519,311
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/25	500,000	519,063
Morgan Stanley, Sr. Unscd. Notes	3.63	1/20/27	380,000	381,796
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/32	300,000	412,433
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/47	500,000	505,034
Morgan Stanley, Sub. Notes	4.10	5/22/23	500,000	520,934

20

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Financials - 8.1% (continued)
Morgan Stanley, Sub. Notes	3.95	4/23/27	500,000		503,117
MUFG Union Bank, Sr. Unscd. Notes	2.63	9/26/18	500,000		504,775
Nasdaq, Sr. Unscd. Notes	4.25	6/1/24	250,000		261,652
National Australia Bank, Sr. Unscd. Bonds	2.50	7/12/26	500,000		473,503
National Australia Bank, Sr. Unscd. Notes	2.63	7/23/20	260,000		263,206
National Australia Bank, Sr. Unscd. Notes	2.63	1/14/21	500,000		503,957
National City, Sub. Notes	6.88	5/15/19	600,000		658,295
Nomura Holdings, Sr. Unscd. Notes	6.70	3/4/20	350,000		390,128
Northern Trust, Sub. Notes	3.95	10/30/25	846,000		897,978
PartnerRe Finance, Gtd. Notes	5.50	6/1/20	159,000		174,328
PNC Bank, Sr. Unscd. Notes	2.60	7/21/20	500,000		507,721
PNC Bank, Sr. Unscd. Notes	2.63	2/17/22	500,000		505,705
PNC Bank, Sub. Notes	3.80	7/25/23	500,000		525,138
Progressive, Sr. Unscd. Notes	6.63	3/1/29	100,000		130,402
Progressive, Sr. Unscd. Notes	4.35	4/25/44	250,000		263,156
Progressive, Sr. Unscd. Notes	4.13	4/15/47	70,000		71,576
Prudential Financial, Jr. Sub. Notes	5.20	3/15/44	550,000	[a]	572,687
Prudential Financial, Sr. Unscd. Notes	4.60	5/15/44	400,000	[b]	428,010
Reinsurance Group of America, Sr. Unscd. Notes	4.70	9/15/23	350,000		381,344
Royal Bank of Canada, Sr. Unscd. Bonds	2.15	3/6/20	750,000		752,473
Royal Bank of Canada, Sr. Unscd. Notes	1.80	7/30/18	250,000		250,533
Royal Bank of Canada, Sr. Unscd. Notes	2.00	12/10/18	500,000		502,049
Santander UK, Sr. Unscd. Notes	2.38	3/16/20	750,000		754,679
Santander UK Group Holdings, Sr. Unscd. Notes	2.88	10/16/20	500,000		503,220
Skandinaviska Enskilda, Sr. Unscd. Bonds	1.50	9/13/19	500,000		493,199
Skandinaviska Enskilda, Sr. Unscd. Notes	1.88	9/13/21	250,000		243,758
State Street, Sr. Unscd. Notes	2.55	8/18/20	310,000		316,398
State Street, Sr. Unscd. Notes	3.70	11/20/23	250,000		263,924

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Financials - 8.1% (continued)
State Street, Sr. Unscd. Notes	3.55	8/18/25	290,000	301,216
State Street Bank & Trust, Sub. Notes	5.25	10/15/18	200,000	209,840
Sumitomo Mitsui Banking, Gtd. Bonds	3.00	1/18/23	290,000	293,168
Sumitomo Mitsui Banking, Gtd. Notes	1.76	10/19/18	500,000	498,772
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	3.78	3/9/26	500,000	518,158
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	3.45	1/11/27	160,000	161,871
SunTrust Bank, Sr. Unscd. Notes	2.35	11/1/18	500,000	503,647
SunTrust Bank, Sr. Unscd. Notes	2.75	5/1/23	500,000	498,292
Svenska Handelsbanken, Gtd. Notes	2.25	6/17/19	500,000	503,216
Synchrony Financial, Sr. Unscd. Notes	4.25	8/15/24	500,000	514,426
TD Ameritrade Holding, Sr. Unscd. Notes	2.95	4/1/22	500,000	509,356
Toronto-Dominion Bank, Sr. Unscd. Bonds	2.63	9/10/18	750,000	760,074
Toronto-Dominion Bank, Sr. Unscd. Notes	2.50	12/14/20	500,000	506,380
Toyota Motor Credit, Sr. Unscd. Bonds	1.70	2/19/19	500,000	500,764
Toyota Motor Credit, Sr. Unscd. Notes	2.15	3/12/20	500,000	503,761
Toyota Motor Credit, Sr. Unscd. Notes	2.63	1/10/23	1,000,000	1,003,878
Travelers Cos., Sr. Unscd. Notes	3.90	11/1/20	500,000	530,205
Trinity Acquisition, Gtd. Notes	3.50	9/15/21	500,000	510,254
U.S. Bancorp, Sr. Unscd. Notes	3.00	3/15/22	900,000	923,489
Unilever Capital, Gtd. Notes	2.20	3/6/19	500,000	504,551
Unilever Capital, Gtd. Notes	5.90	11/15/32	250,000	327,658
Visa, Sr. Unscd. Notes	2.20	12/14/20	400,000	403,438
Visa, Sr. Unscd. Notes	4.15	12/14/35	270,000	286,370
Visa, Sr. Unscd. Notes	4.30	12/14/45	200,000	214,555
Wells Fargo & Co., Sr. Unscd. Notes	2.15	1/15/19	1,250,000	1,256,904
Wells Fargo & Co., Sr. Unscd. Notes	2.10	7/26/21	620,000	612,349
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/23	470,000	475,766
Wells Fargo & Co., Sr. Unscd. Notes	3.55	9/29/25	500,000	508,220

22

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Financials - 8.1% (continued)
Wells Fargo & Co., Sr. Unscd. Notes	3.00	4/22/26	1,000,000	968,445
Wells Fargo & Co., Sub. Notes	4.10	6/3/26	500,000	518,808
Wells Fargo & Co., Sub. Notes	4.65	11/4/44	1,000,000	1,012,314
Wells Fargo & Co., Sub. Notes, Ser. M	3.45	2/13/23	500,000	509,617
Wells Fargo Bank, Sr. Unscd. Notes	2.15	12/6/19	500,000	502,403
Westpac Banking, Sr. Unscd. Notes	2.60	11/23/20	1,000,000	1,009,725
Westpac Banking, Sr. Unscd. Notes	2.85	5/13/26	200,000	194,890
Westpac Banking, Sr. Unscd. Notes	2.70	8/19/26	500,000	479,389
Westpac Banking, Sub. Bonds	4.63	6/1/18	500,000	514,128
XLIT, Gtd. Notes	6.38	11/15/24	700,000	826,747
				124,059,896
Foreign/Governmental - 4.7%
African Development Bank, Sr. Unscd. Notes	1.38	2/12/20	500,000	496,726
African Development Bank, Sr. Unscd. Notes	2.38	9/23/21	500,000	508,571
AID-Israel, Gtd. Bonds	5.50	9/18/23	450,000	536,598
Asian Development Bank, Sr. Unscd. Bonds	2.13	3/19/25	500,000	491,283
Asian Development Bank, Sr. Unscd. Notes	1.88	10/23/18	1,000,000	1,007,838
Asian Development Bank, Sr. Unscd. Notes	1.88	4/12/19	1,000,000	1,008,215
Asian Development Bank, Sr. Unscd. Notes	2.00	1/22/25	1,000,000	977,255
Canadian Government, Sr. Unscd. Bonds	1.63	2/27/19	500,000	502,985
Chilean Government, Sr. Unscd. Notes	3.13	3/27/25	500,000	511,250
Colombian Government, Sr. Unscd. Bonds	5.00	6/15/45	500,000	507,500
Colombian Government, Sr. Unscd. Notes	7.38	3/18/19	500,000	551,250
Colombian Government, Sr. Unscd. Notes	3.88	4/25/27	500,000	504,875
Corporacion Andina de Fomento, Sr. Unscd. Notes	8.13	6/4/19	1,000,000	1,120,480
Council Of Europe Development Bank, Sr. Unscd. Notes	1.75	11/14/19	500,000	501,983
Development Bank of Japan, Sr. Unscd. Notes	2.00	10/19/21	500,000	488,503
Ecopetrol, Sr. Unscd. Notes	7.38	9/18/43	600,000	652,500

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Foreign/Governmental - 4.7% (continued)
European Bank for Reconstruction and Development, Sr. Unscd. Bonds	1.75	11/26/19	1,000,000		1,003,863
European Bank for Reconstruction and Development, Sr. Unscd. Notes	1.75	6/14/19	500,000		501,223
European Investment Bank, Sr. Unscd. Bonds	2.88	9/15/20	1,000,000		1,034,152
European Investment Bank, Sr. Unscd. Notes	1.25	5/15/18	750,000		749,593
European Investment Bank, Sr. Unscd. Notes	1.88	3/15/19	1,000,000		1,006,823
European Investment Bank, Sr. Unscd. Notes	1.25	5/15/19	560,000	[b]	557,124
European Investment Bank, Sr. Unscd. Notes	1.75	6/17/19	1,500,000		1,507,344
European Investment Bank, Sr. Unscd. Notes	2.00	3/15/21	1,000,000		1,004,804
European Investment Bank, Sr. Unscd. Notes	2.25	3/15/22	500,000		504,857
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/25	1,000,000		964,654
Export Development Canada, Sr. Unscd. Bonds	1.75	8/19/19	400,000		402,303
Export-Import Bank of Korea, Sr. Unscd. Bonds	2.88	9/17/18	1,000,000		1,012,406
Export-Import Bank of Korea, Sr. Unscd. Notes	1.88	10/21/21	500,000		485,282
Export-Import Bank of Korea, Sr. Unscd. Notes	4.00	1/14/24	500,000		530,565
Finnish Government, Sr. Unscd. Bonds	6.95	2/15/26	25,000		32,574
FMS Wertmanagement, Gov't Gtd. Notes	1.75	3/17/20	750,000	[b]	751,478
Hungarian Government, Sr. Unscd. Notes	6.38	3/29/21	500,000		565,927
Hungarian Government, Sr. Unscd. Notes	7.63	3/29/41	500,000		740,685
Inter-American Development Bank, Sr. Unscd. Notes	3.88	9/17/19	1,000,000		1,052,619
Inter-American Development Bank, Sr. Unscd. Notes	2.13	1/18/22	370,000		373,498
Inter-American Development Bank, Sr. Unscd. Notes	2.13	1/15/25	1,000,000		982,536
Inter-American Development Bank, Unscd. Notes	4.25	9/10/18	540,000		560,955
Inter-American Development Bank, Unscd. Notes	1.63	5/12/20	400,000		399,948
International Bank for Reconstruction and Development, Sr. Unscd. Bonds	7.63	1/19/23	700,000		904,022
International Bank for Reconstruction and Development, Sr. Unscd. Notes	0.88	7/19/18	1,325,000		1,318,452

24

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Foreign/Governmental - 4.7% (continued)
International Bank for Reconstruction and Development, Sr. Unscd. Notes	1.88	3/15/19	500,000		503,898
International Bank for Reconstruction and Development, Sr. Unscd. Notes	1.88	10/7/19	500,000		504,367
International Bank for Reconstruction and Development, Sr. Unscd. Notes	1.38	9/20/21	430,000	[b]	420,445
International Bank for Reconstruction and Development, Sr. Unscd. Notes	1.88	10/7/22	350,000		347,072
International Bank for Reconstruction and Development, Sr. Unscd. Notes	1.75	4/19/23	2,000,000		1,951,384
International Bank for Reconstruction and Development, Sr. Unscd. Notes	2.50	7/29/25	1,000,000		1,005,903
International Bank for Reconstruction and Development, Unscd. Notes	2.00	1/26/22	620,000		622,045
International Finance, Sr. Unscd. Bonds	1.63	7/16/20	200,000		199,890
International Finance, Sr. Unscd. Notes	1.75	9/4/18	1,000,000		1,005,567
Italian Government, Sr. Unscd. Notes	6.88	9/27/23	750,000		886,153
Japan Bank for International Cooperation, Gtd. Bonds	1.88	7/21/26	500,000		465,448
Japan Bank for International Cooperation, Gtd. Notes	1.88	4/20/21	490,000		481,631
Japan Bank for International Cooperation, Gtd. Notes	2.75	1/21/26	1,500,000		1,503,633
KFW, Gov't Gtd. Bonds	4.00	1/27/20	1,000,000		1,064,100
KFW, Gov't Gtd. Bonds	2.13	6/15/22	320,000		321,387
KFW, Gov't Gtd. Bonds	0.00	6/29/37	250,000	[d]	137,939
KFW, Gov't Gtd. Notes	1.13	11/16/18	1,000,000		995,999
KFW, Gov't Gtd. Notes	4.88	6/17/19	1,000,000		1,069,576
KFW, Gov't Gtd. Notes	1.25	9/30/19	650,000		645,781
KFW, Gov't Gtd. Notes	1.63	3/15/21	1,900,000		1,885,820
KFW, Gov't Gtd. Notes	1.50	6/15/21	765,000		753,988
KFW, Gov't Gtd. Notes	2.13	3/7/22	620,000		623,323
KFW, Gov't Gtd. Notes	2.00	5/2/25	1,100,000	[b]	1,076,512
Korea Development Bank, Sr. Unscd. Notes	2.88	8/22/18	500,000		506,695

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Foreign/Governmental - 4.7% (continued)
Landwirtschaftliche Rentenbank, Gov't Gtd. Notes	1.88	9/17/18	500,000		503,475
Landwirtschaftliche Rentenbank, Gov't Gtd. Notes	2.38	6/10/25	500,000		500,000
Mexican Government, Sr. Unscd. Notes	5.95	3/19/19	500,000		539,000
Mexican Government, Sr. Unscd. Notes	3.63	3/15/22	500,000		517,000
Mexican Government, Sr. Unscd. Notes	3.60	1/30/25	250,000		252,125
Mexican Government, Sr. Unscd. Notes	4.15	3/28/27	345,000		355,160
Mexican Government, Sr. Unscd. Notes	5.55	1/21/45	850,000		940,312
Mexican Government, Sr. Unscd. Notes	4.60	1/23/46	1,000,000		973,750
OeKB, Gov't Gtd. Notes	1.63	3/12/19	500,000		500,845
OeKB, Gov't Gtd. Notes	1.50	10/21/20	1,280,000		1,264,553
Panamanian Government, Sr. Unscd. Bonds	5.20	1/30/20	200,000		216,500
Panamanian Government, Sr. Unscd. Bonds	6.70	1/26/36	700,000		908,250
Peruvian Government, Sr. Unscd. Bonds	7.35	7/21/25	500,000		653,250
Peruvian Government, Sr. Unscd. Bonds	6.55	3/14/37	370,000		486,550
Petroleos Mexicanos, Gtd. Bonds	6.63	6/15/35	500,000		522,500
Petroleos Mexicanos, Gtd. Bonds	5.50	6/27/44	500,000		441,250
Petroleos Mexicanos, Gtd. Notes	6.00	3/5/20	500,000		540,250
Petroleos Mexicanos, Gtd. Notes	4.88	1/18/24	500,000		507,000
Petroleos Mexicanos, Gtd. Notes	6.50	3/13/27	380,000	[c]	411,825
Petroleos Mexicanos, Gtd. Notes	5.63	1/23/46	750,000		670,500
Philippine Government, Sr. Unscd. Bonds	10.63	3/16/25	800,000		1,224,197
Philippine Government, Sr. Unscd. Bonds	5.00	1/13/37	500,000		587,838
Philippine Government, Sr. Unscd. Bonds	3.70	2/2/42	750,000		746,976
Polish Government, Sr. Unscd. Notes	6.38	7/15/19	950,000		1,042,957
Polish Government, Sr. Unscd. Notes	5.00	3/23/22	650,000		715,780
Province of Alberta Canada, Sr. Unscd. Notes	1.90	12/6/19	1,000,000		1,003,326
Province of British Columbia Canada, Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/26	925,000		1,177,696
Province of Manitoba Canada, Unscd. Debs.	8.88	9/15/21	450,000		567,025

26

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Foreign/Governmental - 4.7% (continued)
Province of Ontario Canada, Sr. Unscd. Bonds	4.00	10/7/19	2,300,000	2,424,195
Province of Quebec Canada, Bonds, Ser. NJ	7.50	7/15/23	200,000	252,098
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/29	550,000	790,599
Republic of Korea, Sr. Unscd. Notes	7.13	4/16/19	500,000	549,950
Swedish Export Credit, Sr. Unscd. Notes	1.88	6/17/19	400,000	401,814
Uruguayan Government, Sr. Unscd. Bonds	7.63	3/21/36	300,000	396,120
Uruguayan Government, Sr. Unscd. Notes	4.50	8/14/24	750,000	805,500
				72,684,221
Health Care - 2.6%
Abbott Laboratories, Sr. Unscd. Notes	2.90	11/30/21	600,000	606,686
Abbott Laboratories, Sr. Unscd. Notes	3.25	4/15/23	500,000	504,489
Abbott Laboratories, Sr. Unscd. Notes	3.75	11/30/26	540,000	547,681
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/46	250,000	262,546
AbbVie, Sr. Unscd. Notes	1.80	5/14/18	1,140,000	1,141,898
AbbVie, Sr. Unscd. Notes	2.90	11/6/22	1,000,000	1,005,704
AbbVie, Sr. Unscd. Notes	3.60	5/14/25	170,000	171,731
AbbVie, Sr. Unscd. Notes	4.30	5/14/36	235,000	230,759
AbbVie, Sr. Unscd. Notes	4.45	5/14/46	160,000	155,977
Actavis Funding, Gtd. Notes	3.00	3/12/20	795,000	810,751
Actavis Funding, Gtd. Notes	4.75	3/15/45	400,000	408,126
Actavis Funding, Sr. Unscd. Notes	3.80	3/15/25	500,000	509,706
Aetna, Sr. Unscd. Notes	6.63	6/15/36	300,000	398,050
Aetna, Sr. Unscd. Notes	4.75	3/15/44	250,000	274,075
Amgen, Sr. Unscd. Notes	4.10	6/15/21	500,000	531,460
Amgen, Sr. Unscd. Notes	2.60	8/19/26	1,000,000	937,457
Amgen, Sr. Unscd. Notes	4.66	6/15/51	671,000	678,834
Anthem, Sr. Unscd. Notes	3.30	1/15/23	500,000	508,945
AstraZeneca, Sr. Unscd. Notes	2.38	11/16/20	350,000	352,687
AstraZeneca, Sr. Unscd. Notes	3.38	11/16/25	285,000	288,822

27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Health Care - 2.6% (continued)
AstraZeneca, Sr. Unscd. Notes	4.38	11/16/45	205,000	213,230
Baxalta, Gtd. Notes	5.25	6/23/45	350,000	389,139
Baxalta, Sr. Unscd. Notes	2.88	6/23/20	240,000	244,051
Becton Dickinson, Sr. Unscd. Notes	3.13	11/8/21	500,000	503,416
Becton Dickinson, Sr. Unscd. Notes	3.73	12/15/24	386,000	388,821
Biogen, Sr. Unscd. Notes	4.05	9/15/25	500,000	525,188
Biogen, Sr. Unscd. Notes	5.20	9/15/45	240,000	261,325
Boston Scientific, Sr. Unscd. Notes	6.00	1/15/20	500,000	547,898
Bristol-Myers Squibb, Sr. Unscd. Notes	2.00	8/1/22	750,000	731,917
Cardinal Health, Sr. Unscd. Notes	3.20	3/15/23	300,000	305,880
Cardinal Health, Sr. Unscd. Notes	4.60	3/15/43	300,000	299,434
Celgene, Sr. Unscd. Notes	2.25	5/15/19	500,000	503,021
Celgene, Sr. Unscd. Notes	3.88	8/15/25	190,000	197,155
Celgene, Sr. Unscd. Notes	5.00	8/15/45	450,000	482,065
Cigna, Sr. Unscd. Notes	4.50	3/15/21	650,000	695,286
Danaher, Sr. Unscd. Notes	4.38	9/15/45	250,000	268,390
Dignity Health, Scd. Bonds	2.64	11/1/19	300,000	301,525
Dignity Health, Scd. Bonds	5.27	11/1/64	304,000	305,929
Eli Lilly & Co., Sr. Unscd. Notes	5.55	3/15/37	200,000	245,154
Express Scripts Holdings, Gtd. Notes	3.40	3/1/27	500,000	476,810
Express Scripts Holdings, Gtd. Notes	4.80	7/15/46	500,000	487,847
Gilead Sciences, Sr. Unscd. Notes	1.85	9/4/18	1,000,000	1,003,143
Gilead Sciences, Sr. Unscd. Notes	4.50	4/1/21	500,000	539,797
Gilead Sciences, Sr. Unscd. Notes	4.60	9/1/35	190,000	197,567
Gilead Sciences, Sr. Unscd. Notes	4.80	4/1/44	500,000	520,870
Gilead Sciences, Sr. Unscd. Notes	4.15	3/1/47	220,000	208,118
GlaxoSmithKline Capital, Gtd. Notes	2.80	3/18/23	300,000	302,769
Humana, Sr. Unscd. Notes	3.85	10/1/24	500,000	518,606

28

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Health Care - 2.6% (continued)
Johnson & Johnson, Sr. Unscd. Debs.	4.95	5/15/33	170,000		199,629
Johnson & Johnson, Sr. Unscd. Notes	1.65	3/1/21	525,000		520,356
Johnson & Johnson, Sr. Unscd. Notes	2.45	3/1/26	380,000		369,175
Johnson & Johnson, Sr. Unscd. Notes	3.75	3/3/47	350,000		351,052
Laboratory Corp of America Holdings, Sr. Unscd. Notes	4.00	11/1/23	400,000		413,820
McKesson, Sr. Unscd. Notes	4.75	3/1/21	500,000		539,069
Medtronic, Gtd. Notes	3.50	3/15/25	1,050,000		1,085,238
Medtronic, Gtd. Notes	4.63	3/15/44	600,000		647,426
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes	4.20	7/1/55	200,000		201,701
Merck & Co., Gtd. Notes	6.75	12/1/33	680,000	[a]	889,407
Merck & Co., Sr. Unscd. Notes	2.75	2/10/25	500,000		499,459
Mylan, Gtd. Notes	3.15	6/15/21	430,000		434,486
Mylan, Gtd. Notes	5.40	11/29/43	300,000		314,777
Northwell Healthcare, Scd. Notes	3.98	11/1/46	250,000		233,148
Novartis Capital, Gtd. Notes	4.40	5/6/44	640,000		691,855
Perrigo, Sr. Unscd. Notes	2.30	11/8/18	500,000		502,543
Perrigo Finance Unlimited, Gtd. Notes	4.38	3/15/26	200,000		206,019
Pfizer, Sr. Unscd. Notes	2.10	5/15/19	1,000,000		1,009,426
Pfizer, Sr. Unscd. Notes	1.95	6/3/21	355,000	[b]	354,968
Pfizer, Sr. Unscd. Notes	2.75	6/3/26	470,000		460,832
Pfizer, Sr. Unscd. Notes	3.00	12/15/26	250,000		250,034
Pfizer, Sr. Unscd. Notes	4.13	12/15/46	300,000		305,792
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/47	250,000		231,613
Quest Diagnostics, Sr. Unscd. Notes	3.50	3/30/25	500,000		499,781
Sanofi, Sr. Unscd. Notes	4.00	3/29/21	550,000		586,161
Shire Acquisitions Investments Ireland, Gtd. Notes	1.90	9/23/19	500,000		497,511
Stryker, Sr. Unscd. Bonds	4.38	5/15/44	250,000		249,049

29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Health Care - 2.6% (continued)
Stryker, Sr. Unscd. Notes	3.50	3/15/26	250,000		255,086
Teva Pharmaceutical Finance, Gtd. Notes	6.15	2/1/36	5,000	[b]	5,607
Teva Pharmaceutical Finance IV, Gtd. Notes	2.25	3/18/20	500,000		497,950
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes	3.15	10/1/26	500,000	[b]	466,465
Thermo Fisher Scientific, Sr. Unscd. Notes	5.30	2/1/44	500,000		570,431
Trinity Health, Scd. Bonds	4.13	12/1/45	400,000		390,089
UnitedHealth Group, Sr. Unscd. Notes	2.88	12/15/21	350,000		359,694
UnitedHealth Group, Sr. Unscd. Notes	3.75	7/15/25	330,000		347,431
UnitedHealth Group, Sr. Unscd. Notes	3.45	1/15/27	500,000		512,481
UnitedHealth Group, Sr. Unscd. Notes	6.88	2/15/38	410,000		565,955
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/45	280,000		312,880
Wyeth, Gtd. Notes	6.50	2/1/34	200,000		260,958
Zimmer Biomet Holdings, Sr. Unscd. Notes	3.55	4/1/25	250,000		249,470
				39,329,559
Industrials - 1.5%
3M, Sr. Unscd. Notes	2.25	9/19/26	500,000		474,860
3M, Sr. Unscd. Notes	5.70	3/15/37	400,000		504,433
American Airlines 16-1 AA PTT, Scd. Notes	3.58	7/15/29	531,216		540,513
Boeing, Sr. Unscd. Notes	6.00	3/15/19	1,000,000		1,078,913
Burlington Northern Santa Fe, Sr. Unscd. Debs.	7.00	12/15/25	100,000		128,699
Burlington Northern Santa Fe, Sr. Unscd. Debs.	6.15	5/1/37	650,000		839,181
Burlington Northern Santa Fe, Sr. Unscd. Debs.	4.55	9/1/44	750,000		805,735
Burlington Northern Santa Fe, Sr. Unscd. Notes	3.05	3/15/22	200,000		206,523
Canadian Pacific Railway, Sr. Unscd. Notes	6.13	5/15/45	220,000		269,832
Caterpillar, Sr. Unscd. Bonds	6.05	8/15/36	237,000		298,910
Caterpillar, Sr. Unscd. Notes	2.60	6/26/22	800,000		808,849
Caterpillar, Sr. Unscd. Notes	4.30	5/15/44	500,000	[b]	525,616
CSX, Sr. Unscd. Notes	3.70	11/1/23	500,000		525,288

30

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Industrials - 1.5% (continued)
CSX, Sr. Unscd. Notes	4.50	8/1/54	500,000		501,214
Eaton, Gtd. Notes	4.15	11/2/42	400,000		397,247
Emerson Electric, Sr. Unscd. Notes	2.63	2/15/23	260,000		262,388
FedEx, Gtd. Notes	2.30	2/1/20	500,000		505,678
FedEx, Gtd. Notes	4.00	1/15/24	250,000		266,801
FedEx, Gtd. Notes	4.75	11/15/45	400,000		418,553
Fortive, Gtd. Notes	2.35	6/15/21	250,000	[c]	247,721
General Electric, Sr. Unscd. Notes	4.50	3/11/44	500,000		547,092
Illinois Tool Works, Sr. Unscd. Notes	3.90	9/1/42	500,000		510,652
Ingersoll-Rand Global Holding, Gtd. Notes	2.88	1/15/19	225,000		228,562
Johnson Controls International, Sr. Unscd. Notes	5.13	9/14/45	100,000		112,325
Kansas City Southern, Gtd. Notes	4.95	8/15/45	300,000		309,763
Keysight Technologies, Gtd. Notes	3.30	10/30/19	500,000		507,153
Lockheed Martin, Sr. Unscd. Bonds	3.60	3/1/35	500,000		485,570
Lockheed Martin, Sr. Unscd. Notes	2.50	11/23/20	420,000		425,286
Lockheed Martin, Sr. Unscd. Notes	3.55	1/15/26	235,000		242,943
Lockheed Martin, Sr. Unscd. Notes	4.07	12/15/42	500,000		500,159
Norfolk Southern, Sr. Unscd. Bonds, Ser. WI	4.84	10/1/41	350,000		384,537
Norfolk Southern, Sr. Unscd. Notes	3.85	1/15/24	300,000		316,687
Northrop Grumman Systems, Gtd. Notes	7.75	2/15/31	500,000		716,381
Raytheon, Sr. Unscd. Debs.	7.20	8/15/27	150,000	[b]	202,703
Republic Services, Gtd. Notes	3.80	5/15/18	500,000		510,238
Republic Services, Sr. Unscd. Notes	5.25	11/15/21	500,000		558,329
Rockwell Automation, Sr. Unscd. Notes	2.05	3/1/20	500,000		500,233
Roper Technologies, Sr. Unscd. Notes	3.80	12/15/26	500,000		510,337
S&P Global, Gtd. Notes	4.40	2/15/26	230,000		246,714
Stanford Unversity, Unscd. Bonds	3.65	5/1/48	30,000		30,280
Textron, Sr. Unscd. Notes	4.00	3/15/26	500,000		513,837

31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Industrials - 1.5% (continued)
Total System Services, Sr. Unscd. Notes	4.80	4/1/26	500,000	542,852
Union Pacific, Sr. Unscd. Notes	2.75	4/15/23	400,000	403,361
Union Pacific, Sr. Unscd. Notes	4.82	2/1/44	325,000	358,570
United Airlines 2013-1 PTT, Pass Thru Certs., Ser.A	4.30	2/15/27	877,240	921,102
United Parcel Service, Sr. Unscd. Notes	3.13	1/15/21	1,000,000	1,037,281
United Technologies, Sr. Unscd. Notes	3.10	6/1/22	600,000	622,691
United Technologies, Sr. Unscd. Notes	6.70	8/1/28	50,000	65,479
United Technologies, Sr. Unscd. Notes	5.70	4/15/40	300,000	369,756
United Technologies, Sr. Unscd. Notes	4.50	6/1/42	380,000	411,863
Waste Management, Gtd. Notes	3.50	5/15/24	500,000	520,904
Xylem, Sr. Unscd. Notes	4.88	10/1/21	21,000	22,920
Xylem, Sr. Unscd. Notes	4.38	11/1/46	250,000	252,056
				23,495,570
Information Technology - 1.8%
Alphabet, Sr. Unscd. Notes	3.63	5/19/21	300,000	319,712
Alphabet, Sr. Unscd. Notes	2.00	8/15/26	300,000	280,663
Apple, Sr. Unscd. Notes	1.00	5/3/18	500,000	498,854
Apple, Sr. Unscd. Notes	1.90	2/7/20	300,000	301,754
Apple, Sr. Unscd. Notes	2.00	5/6/20	510,000	513,613
Apple, Sr. Unscd. Notes	2.85	5/6/21	800,000	824,658
Apple, Sr. Unscd. Notes	2.50	2/9/22	300,000	304,748
Apple, Sr. Unscd. Notes	3.45	5/6/24	500,000	524,061
Apple, Sr. Unscd. Notes	3.20	5/13/25	925,000	947,241
Apple, Sr. Unscd. Notes	3.35	2/9/27	500,000	511,529
Apple, Sr. Unscd. Notes	4.45	5/6/44	500,000	527,848
Apple, Sr. Unscd. Notes	4.25	2/9/47	300,000	309,076
Applied Materials, Sr. Unscd. Notes	3.90	10/1/25	500,000	535,568
Arrow Electronics, Sr. Unscd. Notes	4.50	3/1/23	500,000	527,178
Autodesk, Sr. Unscd. Notes	4.38	6/15/25	250,000	263,613

32

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Information Technology - 1.8% (continued)
Baidu, Sr. Unscd. Notes	2.75	6/9/19	750,000		760,071
Broadcom, Gtd. Notes	3.00	1/15/22	760,000	[c]	766,941
Broadcom, Gtd. Notes	3.88	1/15/27	690,000	[c]	701,702
Dell International, Sr. Scd. Notes	3.48	6/1/19	420,000	[c]	429,826
Dell International, Sr. Scd. Notes	6.02	6/15/26	450,000	[c]	496,535
Dell International, Sr. Scd. Notes	8.35	7/15/46	260,000	[c]	337,540
eBay, Sr. Unscd. Notes	4.00	7/15/42	350,000		301,715
Fidelity National Information Services, Sr. Unscd. Bonds	3.00	8/15/26	500,000		480,018
Harris, Sr. Unscd. Notes	5.05	4/27/45	350,000		385,910
Hewlett Packard Enterprise, Sr. Unscd. Notes	5.15	10/15/25	500,000	[a]	526,245
Hewlett Packard Enterprise, Sr. Unscd. Notes	6.60	10/15/45	210,000	[a]	218,878
HP, Sr. Unscd. Notes	4.38	9/15/21	250,000		266,351
HP, Sr. Unscd. Notes	6.00	9/15/41	200,000		209,574
Intel, Sr. Unscd. Notes	3.30	10/1/21	850,000		892,938
Intel, Sr. Unscd. Notes	3.10	7/29/22	300,000		311,177
Intel, Sr. Unscd. Notes	4.10	5/19/46	500,000		506,535
International Business Machines, Sr. Unscd. Notes	8.38	11/1/19	300,000		348,113
International Business Machines, Sr. Unscd. Notes	3.38	8/1/23	500,000		521,740
International Business Machines, Sr. Unscd. Notes	3.45	2/19/26	230,000		236,175
International Business Machines, Sr. Unscd. Notes	5.60	11/30/39	605,000		747,197
Microsoft, Sr. Unscd. Bonds	2.40	8/8/26	765,000		733,786
Microsoft, Sr. Unscd. Notes	4.20	6/1/19	500,000		527,605
Microsoft, Sr. Unscd. Notes	1.55	8/8/21	575,000		564,012
Microsoft, Sr. Unscd. Notes	2.40	2/6/22	780,000		790,971
Microsoft, Sr. Unscd. Notes	4.10	2/6/37	480,000		500,289
Microsoft, Sr. Unscd. Notes	5.20	6/1/39	688,000		817,132
Microsoft, Sr. Unscd. Notes	3.75	2/12/45	1,000,000		965,098
Microsoft, Sr. Unscd. Notes	4.45	11/3/45	411,000		439,889

33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Information Technology - 1.8% (continued)
Microsoft, Sr. Unscd. Notes	4.75	11/3/55	135,000	147,215
Microsoft, Sr. Unscd. Notes	4.50	2/6/57	160,000	166,943
Moody's, Sr. Unscd. Notes	2.75	7/15/19	500,000	507,166
NVIDIA, Sr. Unscd. Notes	2.20	9/16/21	500,000	495,358
Oracle, Sr. Unscd. Notes	5.00	7/8/19	450,000	482,179
Oracle, Sr. Unscd. Notes	3.40	7/8/24	500,000	519,635
Oracle, Sr. Unscd. Notes	3.90	5/15/35	480,000	482,401
Oracle, Sr. Unscd. Notes	3.85	7/15/36	500,000	500,170
Oracle, Sr. Unscd. Notes	4.38	5/15/55	280,000	280,438
Qualcomm, Sr. Unscd. Notes	2.25	5/20/20	500,000	503,421
Qualcomm, Sr. Unscd. Notes	4.65	5/20/35	140,000	148,441
Qualcomm, Sr. Unscd. Notes	4.80	5/20/45	210,000	220,598
Seagate HDD, Gtd. Bonds	4.75	6/1/23	400,000	406,438
Xilinx, Sr. Unscd. Notes	3.00	3/15/21	500,000	512,175
				27,346,657
Materials - .8%
Agrium, Sr. Unscd. Debs.	5.25	1/15/45	500,000	555,537
Barrick PD Australia Finance, Gtd. Notes	5.95	10/15/39	400,000	471,009
BHP Billiton Finance USA, Gtd. Notes	4.13	2/24/42	500,000	505,568
Celanese US Holdings, Gtd. Notes	4.63	11/15/22	350,000	375,780
Dow Chemical, Sr. Unscd. Notes	8.55	5/15/19	500,000	564,983
Dow Chemical, Sr. Unscd. Notes	4.25	11/15/20	775,000	822,852
E.I. du Pont de Nemours & Co., Sr. Unscd. Notes	2.80	2/15/23	500,000	500,189
E.I. du Pont de Nemours & Co., Sr. Unscd. Notes	4.15	2/15/43	300,000	298,875
Eastman Chemical, Sr. Unscd. Notes	3.80	3/15/25	378,000	390,068
Goldcorp, Sr. Unscd. Notes	3.63	6/9/21	500,000	517,309
International Paper, Sr. Unscd. Notes	3.65	6/15/24	400,000	410,282
International Paper, Sr. Unscd. Notes	4.40	8/15/47	500,000	491,157
LYB International Finance, Gtd. Notes	4.00	7/15/23	700,000	737,581

34

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Materials - .8% (continued)
Methanex, Sr. Unscd. Notes	3.25	12/15/19	465,000		468,162
Monsanto, Sr. Unscd. Notes	2.13	7/15/19	1,000,000		1,002,864
Mosaic, Sr. Unscd. Notes	4.25	11/15/23	300,000		314,439
Newmont Mining, Gtd. Notes	6.25	10/1/39	126,000		150,232
Owens Corning, Gtd. Notes	7.25	12/1/36	235,000	[a]	293,706
Potash Corp of Saskatchewan, Sr. Unscd. Bonds	3.63	3/15/24	500,000		505,467
Praxair, Sr. Unscd. Notes	2.45	2/15/22	600,000		604,596
Rio Tinto Alcan, Sr. Unscd. Debs.	7.25	3/15/31	350,000		432,622
Rio Tinto Finance USA, Gtd. Notes	5.20	11/2/40	300,000		343,283
Southern Copper, Sr. Unscd. Notes	5.25	11/8/42	500,000		490,418
Vale Canada, Sr. Unscd. Bonds	7.20	9/15/32	100,000		105,750
Vale Overseas, Gtd. Notes	6.88	11/21/36	550,000		598,812
Valspar, Sr. Unscd. Notes	3.95	1/15/26	500,000		509,242
				12,460,783
Municipal Bonds - .6%
American Municipal Power Inc., Combined Hydroelectic Projects Revenue (Build America Bonds)	8.08	2/15/50	100,000		155,421
Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue (Build America Bonds)	6.26	4/1/49	300,000		417,000
California, GO (Various Purpose)	7.50	4/1/34	500,000		708,595
California, GO (Various Purpose)	7.55	4/1/39	600,000		885,996
Florida Hurricane Catastrophe Fund Finance Corporation, Revenue	2.11	7/1/18	500,000		504,270
Illinois, GO (Pension Funding Series)	5.10	6/1/33	1,130,000		1,015,938
Los Angeles Unified School District, GO (Build America Bonds)	5.75	7/1/34	350,000		436,191
Metropolitan Transportation Authority, Dedicated Tax Funds Bonds	7.34	11/15/39	300,000		445,266
Municipal Electric Authority of Georgia, GO (Plant Vogtle Units 3 and 4 Project J Bonds) (Build America Bonds)	6.64	4/1/57	350,000		412,416
New Jersey Economic Development Authority, State Pension Funding Bonds (Insured; National Public Finance Guarantee Corp.)	7.43	2/15/29	500,000		606,000

35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Municipal Bonds - .6% (continued)
New Jersey Turnpike Authority, Turnpike Revenue (Build America Bonds)	7.41	1/1/40	400,000	582,888
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Build America Bonds)	5.95	6/15/42	545,000	733,586
Ohio State University, General Receipts Bonds (Multiyear Debt Issuance Program)	3.80	12/1/46	500,000	490,800
Port Authority of New York and New Jersey, (Consolidated Bonds, 165th Series)	5.65	11/1/40	480,000	596,131
Port Authority of New York and New Jersey, (Consolidated Bonds, 192nd Series)	4.81	10/15/65	300,000	330,828
San Diego County Water Authority Financing Agency, Water Revenue (Build America Bonds)	6.14	5/1/49	300,000	398,136
				8,719,462
Real Estate - .9%
Alexandria Real Estate Equities, Gtd. Notes	2.75	1/15/20	500,000	503,702
American Tower, Sr. Unscd. Notes	3.40	2/15/19	580,000	592,769
AvalonBay Communities, Sr. Unscd. Notes	4.20	12/15/23	400,000	426,622
Boston Properties, Sr. Unscd. Bonds	5.63	11/15/20	1,000,000	1,102,202
Brookfield Asset Management, Sr. Unscd. Notes	4.00	1/15/25	250,000	252,749
CBL & Associates, Gtd. Notes	5.25	12/1/23	200,000	200,331
Crown Castle International, Sr. Unscd. Notes	3.70	6/15/26	780,000	784,125
Daimler Finance North America, Gtd. Notes	8.50	1/18/31	200,000	302,563
DDR, Sr. Unscd. Notes	3.38	5/15/23	500,000	488,109
Duke Realty, Sr. Unscd. Notes	3.75	12/1/24	400,000	410,617
ERP Operating, Sr. Unscd. Notes	2.38	7/1/19	500,000	503,763
Federal Realty Investment Trust, Sr. Unscd. Notes	4.50	12/1/44	400,000	413,476
HCP, Sr. Unscd. Notes	4.25	11/15/23	400,000	417,358
HCP, Sr. Unscd. Notes	6.75	2/1/41	300,000	373,034
Host Hotels & Resorts, Sr. Unscd. Notes	6.00	10/1/21	500,000	560,156
Kimco Realty, Sr. Unscd. Notes	3.20	5/1/21	250,000	254,620
Kimco Realty, Sr. Unscd. Notes	3.13	6/1/23	250,000	249,073
Mid-America Apartments, Sr. Unscd. Notes	4.30	10/15/23	400,000	424,753

36

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Real Estate - .9% (continued)
National Retail Properties, Sr. Unscd. Notes	3.90	6/15/24	500,000		516,162
Realty Income, Sr. Unscd. Notes	3.88	7/15/24	500,000		516,396
Simon Property Group, Sr. Unscd. Notes	2.20	2/1/19	500,000		503,532
Simon Property Group, Sr. Unscd. Notes	2.50	7/15/21	750,000		752,782
Simon Property Group, Sr. Unscd. Notes	6.75	2/1/40	150,000		196,667
Ventas Realty, Gtd. Notes	2.70	4/1/20	1,000,000		1,009,740
Weingarten Realty Investors, Sr. Unscd. Notes	3.38	10/15/22	250,000		254,055
Welltower, Sr. Unscd. Notes	4.95	1/15/21	600,000		646,397
Weyerhaeuser, Sr. Unscd. Debs.	7.38	3/15/32	500,000		673,139
				13,328,892
Telecommunications - 1.2%
America Movil, Gtd. Notes	6.38	3/1/35	100,000		119,747
America Movil, Gtd. Notes	6.13	3/30/40	350,000		418,202
AT&T, Gtd. Notes	8.00	11/15/31	249,000	[a]	348,142
AT&T, Sr. Unscd. Bonds	2.80	2/17/21	490,000		494,341
AT&T, Sr. Unscd. Notes	2.30	3/11/19	1,000,000		1,005,227
AT&T, Sr. Unscd. Notes	3.00	2/15/22	495,000		498,184
AT&T, Sr. Unscd. Notes	3.00	6/30/22	500,000		500,909
AT&T, Sr. Unscd. Notes	3.40	5/15/25	500,000		487,745
AT&T, Sr. Unscd. Notes	4.25	3/1/27	360,000		368,080
AT&T, Sr. Unscd. Notes	4.50	5/15/35	500,000		474,924
AT&T, Sr. Unscd. Notes	6.00	8/15/40	800,000		884,580
AT&T, Sr. Unscd. Notes	5.35	9/1/40	75,000		77,366
AT&T, Sr. Unscd. Notes	4.75	5/15/46	1,000,000		942,337
AT&T, Sr. Unscd. Notes	4.50	3/9/48	341,000		309,011
AT&T, Sr. Unscd. Notes	5.70	3/1/57	360,000		380,641
British Telecommunications, Sr. Unscd. Notes	9.38	12/15/30	175,000	[a]	264,889
Cisco Systems, Sr. Unscd. Notes	4.45	1/15/20	500,000		534,938
Cisco Systems, Sr. Unscd. Notes	2.95	2/28/26	500,000		501,702

37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Telecommunications - 1.2% (continued)
Cisco Systems, Sr. Unscd. Notes	5.50	1/15/40	250,000		309,385
Deutsche Telekom International Finance, Gtd. Bonds	8.25	6/15/30	300,000	[a]	444,215
Juniper Networks, Sr. Unscd. Notes	4.35	6/15/25	200,000		208,056
Koninklijke KPN, Sr. Unscd. Bonds	8.38	10/1/30	250,000		341,757
Motorola Solutions, Sr. Unscd. Notes	3.50	9/1/21	500,000		508,183
Orange, Sr. Unscd. Notes	8.75	3/1/31	300,000	[a]	449,121
Qwest, Sr. Unscd. Debs.	6.88	9/15/33	275,000		275,789
Rogers Communications, Gtd. Notes	7.50	8/15/38	125,000		167,545
Telefonica Emisiones, Gtd. Notes	7.05	6/20/36	250,000		314,858
Telefonica Emisiones, Gtd. Notes	5.21	3/8/47	300,000		311,458
Verizon Communications, Sr. Unscd. Bonds	5.25	3/16/37	365,000		379,611
Verizon Communications, Sr. Unscd. Notes	3.45	3/15/21	750,000	[b]	774,313
Verizon Communications, Sr. Unscd. Notes	1.75	8/15/21	1,000,000		967,244
Verizon Communications, Sr. Unscd. Notes	5.15	9/15/23	1,650,000		1,825,011
Verizon Communications, Sr. Unscd. Notes	3.85	11/1/42	500,000		420,092
Verizon Communications, Sr. Unscd. Notes	4.86	8/21/46	2,250,000		2,193,484
Verizon Communications, Sr. Unscd. Notes	5.01	8/21/54	90,000		87,976
Vodafone Group, Sr. Unscd. Bonds	6.15	2/27/37	250,000		291,244
Vodafone Group, Sr. Unscd. Notes	7.88	2/15/30	125,000		168,194
				19,048,501
U.S. Government Agencies - 2.1%
Federal Home Loan Bank, Bonds	0.88	10/1/18	900,000		895,245
Federal Home Loan Bank, Bonds	1.75	12/14/18	2,000,000		2,014,838
Federal Home Loan Bank, Bonds	1.13	6/21/19	500,000		497,501
Federal Home Loan Bank, Bonds	0.88	8/5/19	1,000,000		988,451
Federal Home Loan Bank, Bonds	1.65	1/6/20	400,000		400,017
Federal Home Loan Bank, Bonds	4.13	3/13/20	1,000,000		1,071,947
Federal Home Loan Bank, Bonds	5.63	6/11/21	1,200,000		1,382,786
Federal Home Loan Bank, Bonds	5.50	7/15/36	480,000		642,166

38

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Government Agencies - 2.1% (continued)
Federal Home Loan Mortgage Corp., Multifamily Structured Pass Through Certificates Ser. K039, Cl. A2	3.30	7/25/24	1,000,000	[e]	1,049,806
Federal Home Loan Mortgage Corp., Multifamily Structured Pass Through Certificates Ser. K047, Cl. A	3.33	5/25/25	1,500,000	[a,e]	1,573,718
Federal Home Loan Mortgage Corp., Multifamily Structured Pass Through Certificates Ser. K056, Cl. A2	2.53	5/25/26	1,300,000	[e]	1,277,489
Federal Home Loan Mortgage Corp., Notes	3.75	3/27/19	1,600,000	[e]	1,673,005
Federal Home Loan Mortgage Corp., Notes	1.25	10/2/19	2,500,000	[e]	2,487,017
Federal Home Loan Mortgage Corp., Notes	2.38	1/13/22	1,100,000	[e]	1,123,658
Federal Home Loan Mortgage Corp., Notes	6.25	7/15/32	1,000,000	[e]	1,414,203
Federal Home Loan Mortgage Corp., Unscd. Notes	0.95	1/30/19	225,000	[e]	223,507
Federal National Mortgage Association, Notes	0.88	12/27/17	700,000	[e]	699,294
Federal National Mortgage Association, Notes	1.25	2/26/19	1,000,000	[e]	997,873
Federal National Mortgage Association, Notes	1.13	7/26/19	900,000	[e]	893,794
Federal National Mortgage Association, Notes	0.88	8/2/19	500,000	[e]	494,099
Federal National Mortgage Association, Notes	1.75	11/26/19	1,500,000	[e]	1,511,758
Federal National Mortgage Association, Notes	1.70	1/27/20	1,600,000	[e]	1,600,339
Federal National Mortgage Association, Notes	1.25	8/17/21	500,000	[e]	489,105
Federal National Mortgage Association, Notes	6.25	5/15/29	1,340,000	[e]	1,818,288
Federal National Mortgage Association, Notes	6.63	11/15/30	1,000,000	[e]	1,428,071
Federal National Mortgage Association, Notes	5.50	4/1/34	31,523	[e]	35,083
Federal National Mortgage Association, Notes	7.00	7/1/37	24,457	[e]	27,538
Federal National Mortgage Association, Notes. Ser.1	1.00	4/30/18	1,000,000	[e]	997,884
Financing (FICO), Scd. Bonds	8.60	9/26/19	40,000		46,609
Financing (FICO), Scd. Bonds, Ser. E	9.65	11/2/18	610,000		684,912
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/38	165,000		230,395
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/39	1,200,000		1,543,589
				32,213,985
U.S. Government Agencies/Mortgage-Backed - 29.6%
Federal Home Loan Mortgage Corp.
2.00%			200,000	e,f	195,923

39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal mount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 29.6% (continued)
2.50%			1,725,000	[e,f]	1,733,802
3.00%			12,475,000	[e,f]	12,481,578
3.50%			12,000,000	[e,f]	12,338,363
4.00%			1,600,000	[e,f]	1,682,763
2.00%, 8/1/28-1/1/29			787,304	[e]	775,164
2.08%, 12/25/19			324,631	[e]	326,160
2.21%, 7/1/43			282,937	[a,e]	288,483
2.38%, 10/1/43			327,800	[a,e]	334,951
2.50%, 10/1/27-12/1/46			9,118,634	[e]	9,197,275
2.86%, 8/1/34			1,606	[a,e]	1,693
2.87%, 12/25/21			850,000	[e]	877,619
3.00%, 9/1/21-1/1/47			26,112,714	[e]	26,429,604
3.02%, 2/25/23			440,219	[e]	452,513
3.06%, 12/25/24			648,000	[e]	668,576
3.50%, 1/1/21-8/1/46			20,892,552	[e]	21,596,850
3.87%, 4/25/21			1,800,000	[e]	1,921,667
4.00%, 5/1/18-5/1/47			16,806,587	[e]	17,740,589
4.50%, 4/1/18-9/1/44			7,285,495	[e]	7,842,691
5.00%, 11/1/18-11/1/39			4,688,427	[e]	5,090,673
5.50%, 8/1/17-1/1/40			2,133,863	[e]	2,374,065
6.00%, 5/1/17-7/1/39			1,412,759	[e]	1,605,350
6.50%, 3/1/19-11/1/37			337,205	[e]	377,109
7.00%, 10/1/17-7/1/37			118,971	[e]	133,660
7.50%, 2/1/23-11/1/33			24,839	[e]	27,560
8.00%, 7/1/20-10/1/31			15,690	[e]	18,156
8.50%, 6/1/30			467	[e]	545
Federal National Mortgage Association
2.00%			450,000	[e,f]	440,826
2.50%			5,225,000	[e,f]	5,255,054
3.00%			14,150,000	[e,f]	14,137,277
3.50%			19,825,000	[e,f]	20,385,289
4.00%			5,975,000	[e,f]	6,291,420
5.50%			325,000	[e,f]	361,314
2.00%, 7/1/28-5/1/30			1,180,642	[e]	1,163,097
2.42%, 1/1/46			56,174	[a,e]	57,466
2.50%, 7/1/27-2/1/47			10,229,730	[e]	10,288,042
2.52%, 4/25/23			1,030,918	[a,e]	1,038,593
2.65%, 11/1/43			120,445	[a,e]	123,836
3.00%, 10/1/26-1/1/47			43,653,365	[e]	44,178,432

40

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 29.6% (continued)
3.03%, 12/1/41			258,852	[a,e]	269,931
3.09%, 6/1/35			236	[a,e]	239
3.34%, 11/1/35			89	[a,e]	94
3.46%, 1/25/24			650,021	[a,e]	681,701
3.50%, 8/1/25-9/1/46			32,285,232	[e]	33,403,982
3.66%, 11/25/20			811,114	[e]	840,756
4.00%, 2/1/24-3/1/46			27,629,707	[e]	29,192,405
4.50%, 4/1/18-11/1/44			12,549,400	[e]	13,516,524
5.00%, 11/1/17-1/1/44			5,889,504	[e]	6,440,126
5.50%, 9/1/17-12/1/38			3,613,171	[e]	4,012,506
6.00%, 2/1/18-11/1/38			2,128,931	[e]	2,417,742
6.50%, 6/1/18-12/1/37			602,608	[e]	679,460
7.00%, 8/1/23-3/1/38			167,911	[e]	191,063
7.50%, 4/1/26-6/1/31			43,247	[e]	47,834
8.00%, 3/1/22-8/1/30			9,484	[e]	10,610
8.50%, 7/1/30			288	[e]	344
9.00%, 10/1/30			1,906	[e]	1,987
Government National Mortgage Association I
4.00%			25,000	[f]	26,430
2.50%, 2/15/28-3/15/43			1,028,894		1,032,724
3.00%, 9/15/42-8/15/45			2,466,895		2,505,035
3.50%, 2/15/26-8/15/45			2,264,770		2,359,625
4.00%, 2/15/41-9/15/45			2,760,485		2,936,832
4.50%, 1/15/19-2/15/41			3,064,974		3,286,869
5.00%, 10/15/17-4/15/40			3,711,868		4,104,212
5.50%, 9/15/20-11/15/38			1,411,635		1,585,855
6.00%, 1/15/29-4/15/39			1,775,283		2,032,849
6.50%, 2/15/24-8/15/38			269,929		315,958
7.00%, 10/15/27-8/15/32			56,340		63,945
7.50%, 12/15/23-11/15/30			60,658		65,938
8.00%, 8/15/24-3/15/32			12,822		15,366
8.25%, 6/15/27			1,132		1,238
8.50%, 10/15/26			7,957		8,847
9.00%, 2/15/22-2/15/23			6,252		6,319
Government National Mortgage Association II
3.00%			27,875,000	[f]	28,250,914
3.50%			28,300,000	[f]	29,401,108
4.00%			6,625,000	[f]	7,002,064
4.50%			300,000	[f]	320,156

41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 29.6% (continued)
2.50%, 3/20/27-3/20/47			1,435,652	[a]	1,422,945
3.00%, 11/20/27-1/20/47			8,271,963		8,442,136
3.50%, 9/20/28-8/20/46			13,613,900		14,185,435
4.00%, 9/20/43-11/20/46			9,982,456		10,573,570
4.50%, 7/20/41-1/20/46			6,136,797		6,574,153
5.00%, 1/20/39-10/20/45			3,221,917		3,481,977
5.50%, 10/20/31-10/20/44			1,982,128		2,193,752
6.50%, 2/20/28			525		610
8.50%, 7/20/25			277		305
				454,138,499
U.S. Government Securities - 36.5%
U.S. Treasury Bonds	2.25	7/31/18	3,005,000		3,045,261
U.S. Treasury Bonds	8.88	2/15/19	720,000		818,494
U.S. Treasury Bonds	8.75	8/15/20	470,000		578,697
U.S. Treasury Bonds	8.13	5/15/21	420,000		525,230
U.S. Treasury Bonds	7.25	8/15/22	500,000		634,951
U.S. Treasury Bonds	6.25	8/15/23	2,000,000		2,504,062
U.S. Treasury Bonds	7.50	11/15/24	2,000,000		2,754,922
U.S. Treasury Bonds	6.88	8/15/25	1,000,000		1,358,027
U.S. Treasury Bonds	6.13	11/15/27	2,720,000		3,690,115
U.S. Treasury Bonds	5.25	11/15/28	1,000,000		1,289,766
U.S. Treasury Bonds	6.25	5/15/30	1,000,000		1,430,918
U.S. Treasury Bonds	5.38	2/15/31	1,000,000		1,349,160
U.S. Treasury Bonds	4.75	2/15/37	1,800,000		2,378,531
U.S. Treasury Bonds	5.00	5/15/37	555,000		755,559
U.S. Treasury Bonds	4.38	2/15/38	2,695,000		3,405,596
U.S. Treasury Bonds	3.50	2/15/39	2,995,000		3,341,474
U.S. Treasury Bonds	4.63	2/15/40	1,310,000	[b]	1,703,896
U.S. Treasury Bonds	3.88	8/15/40	1,160,000		1,358,446
U.S. Treasury Bonds	4.25	11/15/40	3,000,000		3,709,335
U.S. Treasury Bonds	3.75	8/15/41	3,380,000		3,885,810
U.S. Treasury Bonds	3.13	2/15/42	4,000,000		4,147,736
U.S. Treasury Bonds	2.75	8/15/42	1,270,000		1,227,088
U.S. Treasury Bonds	2.75	11/15/42	2,182,000		2,106,226
U.S. Treasury Bonds	3.13	2/15/43	1,720,000		1,777,983
U.S. Treasury Bonds	2.88	5/15/43	3,057,000	[b]	3,017,534
U.S. Treasury Bonds	3.63	8/15/43	4,275,000		4,820,396
U.S. Treasury Bonds	3.75	11/15/43	1,995,000		2,298,771
U.S. Treasury Bonds	3.63	2/15/44	2,070,000		2,336,877
U.S. Treasury Bonds	3.38	5/15/44	4,490,000		4,856,829
U.S. Treasury Bonds	3.13	8/15/44	3,275,000		3,385,338
U.S. Treasury Bonds	3.00	11/15/44	3,760,000		3,794,224
U.S. Treasury Bonds	2.50	2/15/45	3,605,000		3,285,056
U.S. Treasury Bonds	3.00	5/15/45	4,480,000		4,516,225
U.S. Treasury Bonds	2.88	8/15/45	4,720,000		4,640,534
U.S. Treasury Bonds	2.50	2/15/46	3,000,000		2,726,835
U.S. Treasury Bonds	2.50	5/15/46	4,040,000		3,668,667
U.S. Treasury Bonds	2.25	8/15/46	4,540,000	[b]	3,896,600
U.S. Treasury Bonds	2.88	11/15/46	3,000,000	[b]	2,948,673
U.S. Treasury Bonds	3.00	2/15/47	1,320,000	[b]	1,332,194
U.S. Treasury Notes	0.75	7/31/18	5,000,000		4,974,220
U.S. Treasury Notes	1.00	8/15/18	5,409,000		5,396,640

42

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Government Securities - 36.5% (continued)
U.S. Treasury Notes	4.00	8/15/18	3,240,000		3,357,515
U.S. Treasury Notes	0.75	8/31/18	4,195,000		4,170,585
U.S. Treasury Notes	1.50	8/31/18	6,320,000		6,346,171
U.S. Treasury Notes	1.00	9/15/18	5,300,000		5,285,817
U.S. Treasury Notes	0.75	9/30/18	3,200,000		3,180,064
U.S. Treasury Notes	1.38	9/30/18	6,463,000		6,479,028
U.S. Treasury Notes	0.88	10/15/18	3,700,000		3,682,654
U.S. Treasury Notes	0.75	10/31/18	3,220,000		3,198,178
U.S. Treasury Notes	1.25	10/31/18	3,618,000		3,620,261
U.S. Treasury Notes	1.25	11/15/18	2,726,000		2,727,330
U.S. Treasury Notes	3.75	11/15/18	2,570,000		2,668,634
U.S. Treasury Notes	1.00	11/30/18	3,230,000		3,219,086
U.S. Treasury Notes	1.25	11/30/18	5,000,000		5,002,830
U.S. Treasury Notes	1.38	11/30/18	942,000	[b]	944,411
U.S. Treasury Notes	1.25	12/15/18	3,200,000		3,201,501
U.S. Treasury Notes	1.25	12/31/18	3,230,000		3,231,389
U.S. Treasury Notes	1.38	12/31/18	1,730,000		1,733,953
U.S. Treasury Notes	1.50	12/31/18	5,000,000		5,021,680
U.S. Treasury Notes	1.13	1/31/19	3,240,000		3,233,925
U.S. Treasury Notes	1.25	1/31/19	2,090,000		2,090,368
U.S. Treasury Notes	1.50	1/31/19	2,000,000		2,009,062
U.S. Treasury Notes	2.75	2/15/19	4,170,000		4,281,497
U.S. Treasury Notes	1.38	2/28/19	3,068,000		3,075,130
U.S. Treasury Notes	1.50	2/28/19	3,910,000		3,927,869
U.S. Treasury Notes	1.25	3/31/19	2,730,000	[b]	2,729,839
U.S. Treasury Notes	1.63	4/30/19	1,500,000		1,510,605
U.S. Treasury Notes	1.50	5/31/19	5,455,000		5,480,038
U.S. Treasury Notes	1.63	6/30/19	5,445,000		5,483,605
U.S. Treasury Notes	0.75	7/15/19	2,445,000	[b]	2,415,584
U.S. Treasury Notes	0.75	8/15/19	2,450,000		2,418,753
U.S. Treasury Notes	1.00	8/31/19	2,010,000		1,995,082
U.S. Treasury Notes	1.63	8/31/19	5,000,000		5,034,080
U.S. Treasury Notes	1.75	9/30/19	3,190,000		3,221,278
U.S. Treasury Notes	1.50	10/31/19	5,460,000		5,479,940
U.S. Treasury Notes	3.38	11/15/19	5,440,000		5,713,382
U.S. Treasury Notes	1.50	11/30/19	5,465,000		5,483,570
U.S. Treasury Notes	1.63	12/31/19	5,460,000		5,494,447
U.S. Treasury Notes	1.25	1/31/20	2,500,000		2,489,845
U.S. Treasury Notes	3.63	2/15/20	6,015,000		6,380,363
U.S. Treasury Notes	1.38	2/29/20	5,490,000		5,481,957
U.S. Treasury Notes	1.63	3/15/20	2,520,000		2,533,684
U.S. Treasury Notes	1.38	3/31/20	5,495,000		5,484,483
U.S. Treasury Notes	1.50	4/15/20	1,895,000		1,898,036
U.S. Treasury Notes	1.38	4/30/20	5,480,000		5,466,410
U.S. Treasury Notes	3.50	5/15/20	4,050,000		4,294,264
U.S. Treasury Notes	1.38	5/31/20	1,175,000		1,171,099
U.S. Treasury Notes	1.50	5/31/20	3,110,000		3,111,396
U.S. Treasury Notes	1.63	6/30/20	3,835,000		3,849,232
U.S. Treasury Notes	1.88	6/30/20	2,330,000		2,357,440
U.S. Treasury Notes	1.63	7/31/20	3,410,000		3,421,123
U.S. Treasury Notes	2.00	7/31/20	3,360,000		3,410,662
U.S. Treasury Notes	2.63	8/15/20	5,000,000		5,175,295
U.S. Treasury Notes	1.38	8/31/20	1,100,000		1,093,963
U.S. Treasury Notes	2.13	8/31/20	3,190,000		3,249,812
U.S. Treasury Notes	1.38	9/30/20	3,095,000		3,075,718
U.S. Treasury Notes	2.00	9/30/20	1,745,000		1,770,493

43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Government Securities - 36.5% (continued)
U.S. Treasury Notes	1.38	10/31/20	4,460,000		4,428,553
U.S. Treasury Notes	2.63	11/15/20	1,700,000		1,760,364
U.S. Treasury Notes	1.63	11/30/20	5,000,000		5,004,295
U.S. Treasury Notes	2.00	11/30/20	2,868,000		2,907,659
U.S. Treasury Notes	1.75	12/31/20	3,355,000		3,370,923
U.S. Treasury Notes	2.38	12/31/20	3,025,000		3,107,123
U.S. Treasury Notes	2.00	2/28/21	1,380,000		1,398,328
U.S. Treasury Notes	1.25	3/31/21	3,390,000		3,336,302
U.S. Treasury Notes	2.25	3/31/21	3,450,000		3,525,603
U.S. Treasury Notes	1.38	4/30/21	5,000,000		4,941,115
U.S. Treasury Notes	2.25	4/30/21	3,260,000		3,331,058
U.S. Treasury Notes	3.13	5/15/21	2,700,000		2,851,084
U.S. Treasury Notes	1.38	5/31/21	2,940,000		2,902,677
U.S. Treasury Notes	2.00	5/31/21	2,525,000		2,555,775
U.S. Treasury Notes	1.13	7/31/21	5,000,000		4,876,760
U.S. Treasury Notes	2.25	7/31/21	3,100,000		3,166,842
U.S. Treasury Notes	2.13	8/15/21	4,805,000		4,884,206
U.S. Treasury Notes	1.13	8/31/21	3,450,000		3,361,663
U.S. Treasury Notes	2.00	8/31/21	4,645,000		4,694,989
U.S. Treasury Notes	1.13	9/30/21	3,000,000	[b]	2,919,612
U.S. Treasury Notes	2.13	9/30/21	3,400,000		3,453,258
U.S. Treasury Notes	1.25	10/31/21	4,695,000		4,590,921
U.S. Treasury Notes	2.00	10/31/21	2,285,000		2,307,583
U.S. Treasury Notes	2.00	11/15/21	4,030,000		4,071,481
U.S. Treasury Notes	1.75	11/30/21	3,130,000		3,127,249
U.S. Treasury Notes	1.88	11/30/21	3,300,000		3,314,890
U.S. Treasury Notes	2.00	12/31/21	5,375,000		5,424,654
U.S. Treasury Notes	1.88	1/31/22	5,400,000		5,418,036
U.S. Treasury Notes	1.88	2/28/22	2,500,000		2,508,985
U.S. Treasury Notes	1.75	3/31/22	3,770,000		3,757,039
U.S. Treasury Notes	1.88	3/31/22	4,480,000	[b]	4,492,598
U.S. Treasury Notes	1.88	4/30/22	5,425,000		5,440,895
U.S. Treasury Notes	2.00	7/31/22	5,000,000		5,032,420
U.S. Treasury Notes	1.88	10/31/22	5,000,000		4,989,260
U.S. Treasury Notes	1.63	11/15/22	5,000,000		4,923,045
U.S. Treasury Notes	2.00	11/30/22	5,000,000		5,018,555
U.S. Treasury Notes	2.13	12/31/22	5,000,000		5,048,340
U.S. Treasury Notes	2.00	2/15/23	6,715,000		6,730,344
U.S. Treasury Notes	1.75	5/15/23	6,815,000		6,718,895
U.S. Treasury Notes	2.50	8/15/23	3,000,000		3,084,435
U.S. Treasury Notes	2.75	11/15/23	4,585,000		4,782,013
U.S. Treasury Notes	2.25	12/31/23	1,790,000		1,810,173
U.S. Treasury Notes	2.25	1/31/24	6,635,000		6,708,091
U.S. Treasury Notes	2.75	2/15/24	2,500,000		2,606,640
U.S. Treasury Notes	2.13	2/29/24	2,000,000		2,005,118
U.S. Treasury Notes	2.13	3/31/24	2,940,000		2,946,030
U.S. Treasury Notes	2.00	4/30/24	2,210,000		2,196,143
U.S. Treasury Notes	2.50	5/15/24	5,500,000		5,644,265
U.S. Treasury Notes	2.38	8/15/24	6,830,000		6,944,054
U.S. Treasury Notes	2.25	11/15/24	6,735,000		6,780,380
U.S. Treasury Notes	2.00	2/15/25	7,120,000		7,028,358
U.S. Treasury Notes	2.13	5/15/25	3,000,000		2,982,480
U.S. Treasury Notes	2.25	11/15/25	8,000,000		8,004,840
U.S. Treasury Notes	1.63	2/15/26	5,000,000		4,748,340
U.S. Treasury Notes	1.63	5/15/26	4,110,000		3,895,269
U.S. Treasury Notes	1.50	8/15/26	8,675,000		8,114,179

44

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Government Securities - 36.5% (continued)
U.S. Treasury Notes	2.00	11/15/26	5,370,000	5,240,996
U.S. Treasury Notes	2.25	2/15/27	4,160,000	4,148,219
				560,900,714
Utilities - 1.7%
Alabama Power, Sr. Unscd. Notes	3.75	3/1/45	500,000	479,516
American Water Capital, Sr. Unscd. Notes	3.85	3/1/24	250,000	265,053
Atmos Energy, Sr. Unscd. Notes	4.13	10/15/44	700,000	706,459
Berkshire Hathaway Energy, Sr. Unscd. Bonds	6.13	4/1/36	500,000	627,860
Berkshire Hathaway Energy, Sr. Unscd. Notes	5.15	11/15/43	250,000	287,487
Commonwealth Edison, First Mortgage Bonds	2.15	1/15/19	750,000	755,356
Commonwealth Edison, First Mortgage Bonds	5.90	3/15/36	471,000	587,202
Consolidated Edison of New York, Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000	254,693
Consolidated Edison of New York, Sr. Unscd. Notes	4.30	12/1/56	450,000	458,960
Dominion Resources, Sr. Unscd. Notes	4.05	9/15/42	400,000	378,332
Dominion Resources, Sr. Unscd. Notes, Ser. B	2.75	9/15/22	500,000	496,571
Dominion Resources, Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000	121,169
DTE Electric, Mortgage Bonds	3.38	3/1/25	500,000	516,075
DTE Electric, Sr. Scd. Notes	3.45	10/1/20	350,000	362,781
Duke Energy, Sr. Unscd. Notes	3.75	4/15/24	500,000	520,694
Duke Energy Carolinas, First Mortgage Bonds	3.90	6/15/21	400,000	424,706
Duke Energy Carolinas, First Mortgage Bonds	4.00	9/30/42	250,000	250,374
Duke Energy Florida, First Mortgage Bonds	6.40	6/15/38	150,000	199,491
Duke Energy Florida, First Mortgage Bonds	3.40	10/1/46	300,000	270,920
Duke Energy Progress, First Mortgage Bonds	4.15	12/1/44	500,000	516,129
Emera US Finance, Gtd. Notes	4.75	6/15/46	500,000	508,989
Enel Generacion Chile, Sr. Unscd. Notes	4.25	4/15/24	500,000	518,481
Exelon Generation, Sr. Unscd. Notes	5.20	10/1/19	500,000	534,520
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/39	400,000	417,862
Florida Power & Light Co., First Mortgage Bonds	4.05	10/1/44	400,000	414,294
Georgia Power, Sr. Unscd. Notes	3.25	4/1/26	500,000	496,840

45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Utilities - 1.7% (continued)
Great Plains Energy, Sr. Unscd. Notes	4.85	4/1/47	350,000	356,921
Hydro-Quebec, Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	400,000	595,610
Hydro-Quebec, Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	31,568
Indiana Michigan Power, Sr. Unscd. Notes	6.05	3/15/37	300,000	367,067
Interstate Power & Light, Sr. Unscd. Debs.	3.70	9/15/46	300,000	283,120
Nevada Power, Mortgage Notes	7.13	3/15/19	550,000	604,182
Nevada Power, Mortgage Notes, Ser. R	6.75	7/1/37	400,000	533,663
NextEra Energy Capital Holdings, Gtd. Debs.	2.40	9/15/19	500,000	504,066
Oncor Electric Delivery, Sr. Scd. Debs.	7.00	9/1/22	170,000	206,154
Oncor Electric Delivery, Sr. Scd. Notes	7.00	5/1/32	250,000	345,533
Pacific Gas & Electric, Sr. Unscd. Bonds	6.05	3/1/34	465,000	585,860
Pacific Gas & Electric, Sr. Unscd. Notes	6.25	3/1/39	400,000	522,627
Pacific Gas & Electric, Sr. Unscd. Notes	4.75	2/15/44	500,000	556,974
PPL Capital Funding, Gtd. Notes	3.40	6/1/23	400,000	408,745
PPL Electric Utilities, First Mortgage Bonds	4.75	7/15/43	500,000	560,004
Progress Energy, Sr. Unscd. Notes	7.75	3/1/31	480,000	675,428
Public Service Company of Colorado, First Mortgage Bonds	3.20	11/15/20	750,000	775,630
San Diego Gas & Electric, First Mortgage Bonds, Ser. NNN	3.60	9/1/23	400,000	422,674
Sempra Energy, Sr. Unscd. Notes	2.88	10/1/22	1,000,000	1,004,839
South Carolina Electric & Gas, First Mortgage Bonds	6.63	2/1/32	200,000	253,687
South Carolina Electric & Gas, First Mortgage Bonds	4.50	6/1/64	250,000	244,760
Southern, Sr. Unscd. Notes	1.85	7/1/19	750,000	746,582
Southern, Sr. Unscd. Notes	2.35	7/1/21	640,000	632,207
Southern California Edison, First Mortgage Bonds	3.88	6/1/21	400,000	423,731
Southern California Edison, First Mortgage Notes, Ser. 08-A	5.95	2/1/38	70,000	88,905
Southern California Edison, Sr. Unscd. Notes	6.65	4/1/29	450,000	575,481
Southern California Gas, First Mortgage Bonds	3.15	9/15/24	500,000	513,125
Southern Co. Gas Capital, Gtd. Notes	3.50	9/15/21	193,000	199,272

46

Bonds and Notes - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Utilities - 1.7% (continued)
Southwestern Public Service, First Mortgage Bonds	3.40	8/15/46	350,000	320,842
Tampa Electric, Sr. Unscd. Notes	4.35	5/15/44	250,000	251,405
Toledo Edison, Sr. Scd. Notes	6.15	5/15/37	200,000	245,420
Virginia Electric & Power, Sr. Unscd. Notes	4.00	1/15/43	500,000	502,612
WEC Energy Group, Sr. Unscd. Bonds	3.55	6/15/25	140,000	144,727
Xcel Energy, Sr. Unscd. Notes	6.50	7/1/36	200,000	255,854
				26,110,089
Total Bonds and Notes (cost $1,515,144,326)			1,534,377,827
Other Investment - 8.6%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $132,750,548)			132,750,548	[g] 132,750,548
Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $5,538,854)			5,538,854	[g] 5,538,854
Total Investments (cost $1,653,433,728)			109.0%	1,672,667,229
Liabilities, Less Cash and Receivables			(9.0%)	(138,057,103)
Net Assets			100.0%	1,534,610,126

GO—General Obligation

REIT—Real Estate Investment Trust

a Variable rate security—rate shown is the interest rate in effect at period end.
b Security, or portion thereof, on loan. At April 30, 2017, the value of the fund’s securities on loan was $31,298,654 and the value of the collateral held by the fund was $35,419,186, consisting of cash collateral of $5,538,854 and U.S. Government & Agency securities valued at $29,880,332.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities were valued at $4,026,557 or .26% of net assets.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f Purchased on a forward commitment basis.
g Investment in affiliated money market mutual fund.

47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	68.2
Corporate Bonds	25.0
Money Market Investments	9.0
Foreign/Governmental	4.7
Commercial Mortgage-Backed	1.1
Municipal Bonds	.6
Asset-Backed	.4
109.0

† Based on net assets.
See notes to financial statements.

48

Statement of TBA Sale Commitments

April 30, 2017 (Unaudited)

Bonds and Notes-.8%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Federal Home Loan Mortgage Corp.-.1%
Federal Home Loan Mortgage Corp.	4.50	5/17/22	600,000	[a,b]	615,157
Federal Home Loan Mortgage Corp.	5.00	5/1/18	850,000	[a,b]	870,941
				1,486,098
Federal National Mortgage Association-.3%
Federal National Mortgage Association	3.00	5/1/32	400,000	[a,b]	411,388
Federal National Mortgage Association	3.50	5/18/31	450,000	[a,b]	470,332
Federal National Mortgage Association	4.00	5/18/30	2,650,000	[a,b]	2,746,549
Federal National Mortgage Association	4.50	5/14/29	1,075,000	[a,b]	1,101,820
Federal National Mortgage Association	5.50	5/1/29	300,000	[a,b]	304,672
Federal National Mortgage Association	5.00	5/1/18	300,000	[a,b]	307,485
				5,342,246
Government National Mortgage Association-.4%
Government National Mortgage Association	5.00	6/1/47	750,000	[b]	807,153
Government National Mortgage Association	5.00	5/1/35	3,000,000	[b]	3,287,673
Government National Mortgage Association	5.50	5/1/31	1,300,000	[b]	1,447,692
				5,542,518
Total Sale Commitments (proceeds $12,353,910)				12,370,862

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
b Sold on a delayed delivery basis.
See notes to financial statements.

49

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $31,298,654)—Note 1(b):
Unaffiliated issuers	1,515,144,326	1,534,377,827
Affiliated issuers	138,289,402	138,289,402
Cash		572,673
Receivable for investment securities sold		31,486,670
Receivable for TBA sale commitments—Note 4		12,353,910
Dividends, interest and securities lending income receivable		9,538,896
Receivable for shares of Common Stock subscribed		1,187,883
		1,727,807,261
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		302,246
Payable for open mortgage dollar roll transactions—Note 4		94,284,656
Payable for investment securities purchased		78,401,123
TBA sale commitments, at value (proceeds $12,353,910)—See Statement of TBA Sale Commitments—Note 4		12,370,862
Liability for securities on loan—Note 1(b)		5,538,854
Payable for shares of Common Stock redeemed		2,269,316
Accrued expenses		30,078
		193,197,135
Net Assets ($)		1,534,610,126
Composition of Net Assets ($):
Paid-in capital		1,525,174,831
Accumulated undistributed investment income—net		1,087,033
Accumulated net realized gain (loss) on investments		(10,868,287)
Accumulated net unrealized appreciation (depreciation) on investments		19,216,549
Net Assets ($)		1,534,610,126

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	519,888,527	1,014,721,599
Shares Outstanding	50,421,088	98,395,775
Net Asset Value Per Share ($)	10.31	10.31

See notes to financial statements.

50

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Interest	25,921,736
Dividends from affiliated issuers	447,467
Income from securities lending—Note 1(b)	101,500
Total Income	26,470,703
Expenses:
Management fee—Note 3(a)	1,655,387
Distribution fees—Note 3(b)	1,198,125
Directors’ fees—Note 3(a,c)	83,263
Loan commitment fees—Note 2	25,198
Total Expenses	2,961,973
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(83,263)
Net Expenses	2,878,710
Investment Income—Net	23,591,993
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(7,748,917)
Net unrealized appreciation (depreciation) on investments	(45,572,980)
Net Realized and Unrealized Gain (Loss) on Investments	(53,321,897)
Net (Decrease) in Net Assets Resulting from Operations	(29,729,904)

See notes to financial statements.

51

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	[a]
Operations ($):
Investment income—net	23,591,993	52,078,457
Net realized gain (loss) on investments	(7,748,917)	16,298,644
Net unrealized appreciation (depreciation) on investments	(45,572,980)	28,649,215
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,729,904)	97,026,316
Distributions to Shareholders from ($):
Investment income—net:
Investor Shares	(10,391,492)	(23,232,715)
Class I	(15,118,621)	(33,615,027)
Net realized gain on investments:
Investor Shares	(5,093,716)	(4,856,602)
Class I	(6,434,648)	(6,768,417)
Total Distributions	(37,038,477)	(68,472,761)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	131,505,197	373,379,996
Class I	301,583,278	508,202,158
Distributions reinvested:
Investor Shares	15,357,333	27,873,008
Class I	19,132,868	35,904,493
Cost of shares redeemed:
Investor Shares	(707,938,189)	(343,621,877)
Class I	(589,878,612)	(696,109,115)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(830,238,125)	(94,371,337)
Total Increase (Decrease) in Net Assets	(897,006,506)	(65,817,782)
Net Assets ($):
Beginning of Period	2,431,616,632	2,497,434,414
End of Period	1,534,610,126	2,431,616,632
Undistributed investment income—net	1,087,033	3,005,153
Capital Share Transactions (Shares):
Investor Shares
Shares sold	12,803,400	35,446,695
Shares issued for distributions reinvested	1,501,602	2,652,454
Shares redeemed	(68,872,191)	(32,639,437)
Net Increase (Decrease) in Shares Outstanding	(54,567,189)	5,459,712
Class I
Shares sold	29,352,879	48,201,043
Shares issued for distributions reinvested	1,868,852	3,417,402
Shares redeemed	(57,801,776)	(66,008,601)
Net Increase (Decrease) in Shares Outstanding	(26,580,045)	(14,390,156)

[a]	On August 31, 2016, the fund redesignated BASIC shares as Class I shares.
See notes to financial statements.

52

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Investor Shares	April 30, 2017	Year Ended October 31,
(Unaudited)		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	10.57	10.45	10.60	10.62	11.11	10.93
Investment Operations:
Investment income—net[a]	.10	.21	.21	.23	.24	.30
Net realized and unrealized gain (loss) on investments	(.20)	.19	(.05)	.14	(.42)	.21
Total from Investment Operations	(.10)	.40	.16	.37	(.18)	.51
Distributions:
Dividends from investment income—net	(.11)	(.23)	(.23)	(.25)	(.28)	(.33)
Dividends from net realized gain on investments	(.05)	(.05)	(.08)	(.14)	(.03)	-
Total Distributions	(.16)	(.28)	(.31)	(.39)	(.31)	(.33)
Net asset value, end of period	10.31	10.57	10.45	10.60	10.62	11.11
Total Return (%)	(.92)[b]	3.85	1.54	3.62	(1.66)	4.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.41[c]	.41	.41	.41	.41	.41
Ratio of net expenses to average net assets	.40[c]	.40	.40	.40	.40	.40
Ratio of net investment income to average net assets	1.99[c]	1.97	2.00	2.22	2.25	2.67
Portfolio Turnover Rate	98.23[b,d]	144.83[d]	150.80[d]	145.11[d]	94.21[d]	30.42
Net Assets, end of period ($ x 1,000)	519,889	1,109,787	1,040,129	1,190,994	904,779	1,032,597

a Based on average shares outstanding.
b  Not annualized.
c  Annualized.
d  The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2017, October 31, 2016, 2015, 2014 and 2013 were 43.46%, 95.05%, 79.15%, 89.76% and 67.47%, respectively.
See notes to financial statements.

53

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	April 30, 2017	Year Ended October 31,
(Unaudited)		2016[a]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	10.58	10.46	10.61	10.62	11.12	10.94
Investment Operations:
Investment income—net[b]	.12	.23	.24	.26	.27	.32
Net realized and unrealized gain (loss) on investments	(.22)	.20	(.06)	.15	(.43)	.22
Total from Investment Operations	(.10)	.43	.18	.41	(.16)	.54
Distributions:
Dividends from investment income—net	(.12)	(.26)	(.25)	(.28)	(.31)	(.36)
Dividends from net realized gain on investments	(.05)	(.05)	(.08)	(.14)	(.03)	-
Total Distributions	(.17)	(.31)	(.33)	(.42)	(.34)	(.36)
Net asset value, end of period	10.31	10.58	10.46	10.61	10.62	11.12
Total Return (%)	(.89)[c]	4.11	1.79	3.97	(1.50)	5.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.16[d]	.16	.16	.16	.16	.16
Ratio of net expenses to average net assets	.15[d]	.15	.15	.15	.15	.15
Ratio of net investment income to average net assets	2.25[d]	2.23	2.24	2.47	2.50	2.92
Portfolio Turnover Rate	98.23[c,e]	144.83[e]	150.80[e]	145.11[e]	94.21[e]	30.42
Net Assets, end of period ($ x 1,000)	1,014,722	1,321,830	1,457,305	1,220,628	1,249,280	1,486,179

a On August 31, 2016, the fund redesignated BASIC shares as Class I shares.
b  Based on average shares outstanding.
c  Not annualized.
d  Annualized.
e  The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2017, October 31, 2016, 2015, 2014 and 2013 were 43.46%, 95.05%, 79.15%, 89.76% and 67.47%, respectively.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Bond Market Index Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek to match the total return of the Bloomberg Barclays U.S. Aggregate Bond Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Investor and Class I. Investor shares are sold primarily to retail investors through financial intermediaries and bear Distribution Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution Plan fees. Differences between the two classes include the services offered to and the expenses borne by each class, as well as their minimum purchase and account balance requirements. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the

56

judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

57

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	5,917,518	-	5,917,518
Commercial Mortgage-Backed	-	17,355,011	-	17,355,011
Corporate Bonds†	-	382,448,417	-	382,448,417
Foreign Government	-	72,684,221	-	72,684,221
Municipal Bonds†	-	8,719,462	-	8,719,462
Registered Investment Companies	138,289,402	-	-	138,289,402
U.S. Government Agencies/ Mortgage-Backed	-	486,352,484	-	486,352,484
U.S. Treasury	-	560,900,714	-	560,900,714
Liabilities ($)
Other Financial Instruments:
TBA Sales Commitments	-	(12,370,862)	-	(12,370,862)

†  See Statement of Investments for additional detailed categorizations.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in

58

a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2017, The Bank of New York Mellon earned $21,561 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

Affiliated Investment Company	Value 10/31/2016 ($)	Purchases ($)	Sales ($)	Value 4/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	190,298,652	594,854,803	652,402,907	132,750,548	8.6
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares	18,933,078	52,945,278	66,339,502	5,538,854.4
Total	209,231,730	647,800,081	718,742,409	138,289,402	9.0

(d) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

(e) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make

59

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2016 was as follows: ordinary income $66,839,102 and long–term capital gains $1,633,659. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting

60

and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the annual rate of .15% of the value of the fund’s average daily net assets. Out of its fee Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2017, fees reimbursed by Dreyfus amounted to $83,263.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities primarily intended to result in the sale of Investor shares. During the period ended April 30, 2017, Investor shares were charged $1,198,125 pursuant to the Distribution Plan.

Under its terms, the Distribution Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $194,490 and Distribution Plan fees $117,564, which are offset against an expense reimbursement currently in effect in the amount of $9,808.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended April 30, 2017, amounted to $2,174,110,110 and $3,008,111,617, respectively, of which $1,212,351,375 in purchases and $1,215,607,205 in sales were from mortgage dollar transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement

61

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions.

To-Be-Announced (“TBA”) Securities: During the period ended April 30, 2017, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “Statement of TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At April 30, 2017, accumulated net unrealized appreciation on investments was $19,233,501, consisting of $27,510,429 gross unrealized appreciation and $8,276,928 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 22-23, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

63

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods except for the ten-year period when the fund’s performance was above the Performance Group median The Board also considered that the fund’s yield performance was at or above the Performance Group median in nine or fht eten one-year periods ended December 31st and was above the Performance Universe median in four of the ten one-year periods ended December 31st. The Board noted the proximity of the fund’s total return performance to the Performance Group median and the proximity of the fund’s yield to the Performance Universe median in certain periods when the fund’s total return performance or yield, as applicable, was below the relevant median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure the Board considered that the fund’s contractual management fee was at the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

64

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was concerned about the fund’s performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including

65

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years.

66

NOTES

67

NOTES

68

NOTES

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For More Information

Dreyfus Bond Market Index Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Investor: DBMIX Class I: DBIRX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0310SA0417

Dreyfus Disciplined Stock Fund

SEMIANNUAL REPORT April 30, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Disciplined Stock Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Disciplined Stock Fund, covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through April 30, 2017, as provided by George E. DeFina and John C. Bailer, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2017, Dreyfus Disciplined Stock Fund produced a total return of 13.50%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, returned 13.31% for the same period.2

U.S. stocks gained ground amid better-than-expected corporate earnings reports, improving domestic growth prospects, and positive investor sentiment in the wake of the U.S. presidential election. The fund produced slightly higher returns than its benchmark, primarily due to successful sector allocations and stock selections in the financials, utilities, and information technology sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in stocks, with a focus on large-cap companies. The fund invests in a diversified portfolio of growth and value stocks, with sector weightings and risk characteristics generally similar to those in the Index. We choose stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The result is a portfolio of carefully selected stocks, with overall performance determined by a large number of securities.

Post-Election Optimism Drove Markets Higher

While political and economic uncertainties caused U.S. equity markets to dip in the days leading up the 2016 presidential election, the election’s unexpected outcome quickly reenergized equity markets. Stocks rose as investors began to anticipate lower corporate taxes, reduced regulatory constraints on business, and increased infrastructure spending. Equity markets climbed sharply in late November and December, led by financial stocks, which also were buoyed by rising bond yields and expectations of future interest-rate increases. Information technology companies and many of the more economically sensitive, value-oriented stocks in the industrials and materials sectors also outperformed market averages, while traditionally defensive consumer staples stocks and high-yielding equities in the telecommunication services, real estate, and utilities sectors generally lagged.

Equities continued to gain value in early 2017, with better-than-expected corporate earnings and encouraging economic data driving several broad market indices to a series of new highs in January and February. While disappointing macroeconomic data and concerns about the new administration’s ability to implement its business-friendly policies slowed the pace of the market’s advance in March and April, most broad market indices ended the reporting period near all-time highs, led by the financials and information technology sectors. Higher-yielding industry groups continued to lag, and the energy sector was undermined by weakening oil and gas prices.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Financials, Utilities, and Information Technology Stocks Buoyed Fund Results

The fund delivered relatively strong returns in all but 3 of the Index’s 11 market sectors. Overweighted exposure to the fast-rising financials sector bolstered relative performance, as did strong individual stock selections. Top performers included capital markets companies, such as Goldman Sachs Group and Charles Schwab; banks, such as SunTrust Banks, Bank of America and JPMorgan Chase & Co.; and insurers, such as Prudential Financial. Underweighted exposure to the lagging utilities sector, which proved vulnerable to rising interest rates, further enhanced the fund’s relative performance. Good stock selections in the information technology sector also contributed to the fund’s outperformance, led by holdings such as payment processor Square, semiconductor manufacturer Microchip Technology, and online advertising giant Alphabet.

On the other hand, holdings in a few areas detracted from relative returns. The fund held overweighted exposure to the energy sector, where weak oil and gas prices undermined energy producers such as Occidental Petroleum and EOG Resources, refiners such as Phillips 66, as well as service providers such as Schlumberger. Consumer staples holdings in the food and beverage industry—particularly Molson Coors Brewing and Kellogg—were hurt by reduced expectations for revenue gains among consumer product companies. Returns in the health care sector mildly lagged the Index due to the fund’s underweighted exposure to equipment makers and suppliers. Finally, U.K.-based telecommunications provider Vodafone Group declined amid intensifying competitive pressures.

Positioned for Further Economic Growth

The new U.S. administration’s proposed business-friendly policies, together with strengthening global economic growth and gradually rising interest rates, portend well for continued U.S. economic expansion. Therefore, we see strong potential for further advances in equity markets, particularly in the more economically sensitive areas of the financials, materials, and information technology sectors. While we remain watchful for geopolitical challenges that could undermine these positive trends, the fund currently is positioned to benefit from greater global and domestic economic growth. As of the end of the reporting period, the fund held overweighted exposure to the financials, materials, information technology, telecommunication services, and energy sectors. In contrast, we have identified relatively few opportunities meeting our investment criteria in the health care, consumer staples, utilities, industrials, real estate, and consumer discretionary sectors.

May 15, 2017

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Disciplined Stock Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017

Expenses paid per $1,000†	$5.29
Ending value (after expenses)	$1,135.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017

Expenses paid per $1,000†	$5.01
Ending value (after expenses)	$1,019.84

† Expenses are equal to the fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2017 (Unaudited)

Common Stocks - 99.1%	Shares		Value ($)
Automobiles & Components - 1.1%
Goodyear Tire & Rubber	184,696		6,691,536
Banks - 7.1%
Bank of America	707,150		16,504,881
JPMorgan Chase & Co.	245,160		21,328,920
SunTrust Banks	77,242		4,388,118
			42,221,919
Capital Goods - 8.7%
Honeywell International	69,293		9,087,084
L3 Technologies	38,368		6,590,471
Quanta Services	245,160	[a]	8,688,470
Raytheon	86,162		13,373,204
United Technologies	118,315		14,078,302
			51,817,531
Consumer Durables & Apparel - .6%
Newell Brands	81,781		3,904,225
Diversified Financials - 8.4%
American Express	73,318		5,810,452
Ameriprise Financial	33,655		4,302,792
Berkshire Hathaway, Cl. B	114,299	[a]	18,883,338
Goldman Sachs Group	39,264		8,787,283
Synchrony Financial	233,966		6,504,255
Voya Financial	146,170		5,463,835
			49,751,955
Energy - 6.5%
EOG Resources	88,244		8,162,570
Occidental Petroleum	183,434		11,288,528
Phillips 66	76,538		6,089,363
Schlumberger	94,509		6,860,408
Valero Energy	100,651		6,503,061
			38,903,930
Exchange-Traded Funds - 1.0%
SPDR S&P 500 ETF Trust	25,183	[b]	5,995,569
Food & Staples Retailing - 2.6%
Costco Wholesale	53,511		9,499,273
Walgreens Boots Alliance	71,492		6,186,918
			15,686,191

6

Common Stocks - 99.1% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 5.1%
Conagra Brands	143,980		5,583,544
Kellogg	190,222		13,505,762
Molson Coors Brewing, Cl. B	117,461		11,263,335
			30,352,641
Health Care Equipment & Services - 3.8%
Aetna	70,256		9,489,478
AmerisourceBergen	65,534		5,377,065
UnitedHealth Group	44,590		7,797,899
			22,664,442
Insurance - 2.3%
Hartford Financial Services Group	60,589		2,930,084
Prudential Financial	99,756		10,676,885
			13,606,969
Materials - 4.9%
Dow Chemical	124,889		7,843,029
Newmont Mining	181,568		6,138,814
Packaging Corporation of America	92,277		9,115,122
Vulcan Materials	47,852		5,784,350
			28,881,315
Media - 4.1%
Comcast, Cl. A	271,366		10,634,834
Omnicom Group	169,270		13,900,452
			24,535,286
Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
Celgene	71,426	[a]	8,860,395
Eli Lilly & Co.	85,584		7,023,023
Merck & Co.	279,694		17,433,327
			33,316,745
Real Estate - 2.6%
Lamar Advertising, Cl. A	105,172	[b,c]	7,579,746
Uniti Group	279,996		7,688,690
			15,268,436
Retailing - 6.3%
Amazon.com	14,845	a	13,731,477
Home Depot	42,384		6,616,142
Nordstrom	123,636	[b]	5,967,910
Priceline Group	3,203	[a]	5,915,365
Ulta Beauty	18,454	[a]	5,193,694
			37,424,588

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.0%
Microchip Technology	58,174	[b]	4,396,791
Texas Instruments	170,756		13,520,460
			17,917,251
Software & Services - 13.1%
Alphabet, Cl. C	28,096	[a]	25,453,852
eBay	106,881	[a]	3,570,894
Facebook, Cl. A	91,647	[a]	13,769,962
Fortinet	105,130	[a]	4,100,070
Intuit	37,082		4,643,037
Oracle	173,261		7,789,815
ServiceNow	31,357	[a]	2,962,609
Splunk	54,083	[a]	3,478,078
Square, Cl. A	349,792	[a]	6,380,206
Teradata	190,147	[a]	5,548,489
			77,697,012
Technology Hardware & Equipment - 6.7%
Apple	182,853		26,266,833
Cisco Systems	394,979		13,456,935
			39,723,768
Telecommunication Services - 2.8%
AT&T	414,861		16,440,941
Transportation - .8%
Delta Air Lines	99,361		4,514,964
Utilities - 2.0%
FirstEnergy	241,819		7,240,061
NRG Yield, Cl. C	259,432		4,591,947
			11,832,008
Total Common Stocks (cost $477,070,401)			589,149,222
Other Investment - .3%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,012,128)	2,012,128	[d]	2,012,128

8

Investment of Cash Collateral for Securities Loaned - .7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $4,305,605)	4,305,605	[d]	4,305,605
Total Investments (cost $483,388,134)	100.1%		595,466,955
Liabilities, Less Cash and Receivables	(.1%)		(891,443)
Net Assets	100.0%		594,575,512

ETF—Exchange-Traded Fund

SPDR—Standard & Poor's Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At April 30, 2017, the value of the fund’s securities on loan was $20,824,798 and the value of the collateral held by the fund was $21,607,779, consisting of cash collateral of $4,305,605 and U.S. Government & Agency securities valued at $17,302,174.

c Investment in real estate investment trust.

d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	13.1
Capital Goods	8.7
Diversified Financials	8.4
Banks	7.1
Technology Hardware & Equipment	6.7
Energy	6.5
Retailing	6.3
Pharmaceuticals, Biotechnology & Life Sciences	5.6
Food, Beverage & Tobacco	5.1
Materials	4.9
Media	4.1
Health Care Equipment & Services	3.8
Semiconductors & Semiconductor Equipment	3.0
Telecommunication Services	2.8
Food & Staples Retailing	2.6
Real Estate	2.6
Insurance	2.3
Utilities	2.0
Automobiles & Components	1.1
Money Market Investments	1.0
Exchange-Traded Funds	1.0
Transportation	.8
Consumer Durables & Apparel	.6
100.1

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $20,824,798)—Note 1(b):
Unaffiliated issuers	477,070,401	589,149,222
Affiliated issuers	6,317,733	6,317,733
Cash		138,873
Receivable for investment securities sold		9,684,358
Dividends and securities lending income receivable		431,130
Receivable for shares of Common Stock subscribed		21,351
		605,742,667
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		481,603
Payable for investment securities purchased		6,142,419
Liability for securities on loan—Note 1(b)		4,305,605
Payable for shares of Common Stock redeemed		236,391
Accrued expenses		1,137
		11,167,155
Net Assets ($)		594,575,512
Composition of Net Assets ($):
Paid-in capital		442,019,519
Accumulated undistributed investment income—net		1,219,589
Accumulated net realized gain (loss) on investments		39,257,583
Accumulated net unrealized appreciation (depreciation) on investments		112,078,821
Net Assets ($)		594,575,512
Shares Outstanding
(245 million shares of $.001 par value Common Stock authorized)		16,460,615
Net Asset Value Per Share ($)		36.12

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	5,538,128
Affiliated issuers	7,645
Income from securities lending—Note 1(b)	4,277
Total Income	5,550,050
Expenses:
Management fee—Note 3(a)	2,595,942
Distribution fees—Note 3(b)	288,438
Directors’ fees—Note 3(a,c)	19,669
Loan commitment fees—Note 2	11,721
Total Expenses	2,915,770
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(19,669)
Net Expenses	2,896,101
Investment Income—Net	2,653,949
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	40,134,510
Net unrealized appreciation (depreciation) on investments	29,229,003
Net Realized and Unrealized Gain (Loss) on Investments	69,363,513
Net Increase in Net Assets Resulting from Operations	72,017,462

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations ($):
Investment income—net	2,653,949	6,156,644
Net realized gain (loss) on investments	40,134,510	11,166,719
Net unrealized appreciation (depreciation) on investments	29,229,003	(1,023,994)
Net Increase (Decrease) in Net Assets Resulting from Operations	72,017,462	16,299,369
Distributions to Shareholders from ($):
Investment income—net	(3,318,565)	(5,991,812)
Net realized gain on investments	(11,449,855)	(57,360,591)
Total Distributions	(14,768,420)	(63,352,403)
Capital Stock Transactions ($):
Net proceeds from shares sold	15,342,907	17,742,585
Distributions reinvested	14,164,338	60,883,553
Cost of shares redeemed	(30,478,176)	(58,239,800)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(970,931)	20,386,338
Total Increase (Decrease) in Net Assets	56,278,111	(26,666,696)
Net Assets ($):
Beginning of Period	538,297,401	564,964,097
End of Period	594,575,512	538,297,401
Undistributed investment income—net	1,219,589	1,884,205
Capital Share Transactions (Shares):
Shares sold	439,245	556,573
Shares issued for distributions reinvested	423,257	1,919,268
Shares redeemed	(873,848)	(1,813,693)
Net Increase (Decrease) in Shares Outstanding	(11,346)	662,148

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2017		Year Ended October 31,
(Unaudited)		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	32.68	35.74	37.63	40.23	32.56	29.35
Investment Operations:
Investment income—net[a]	.16	.37	.32	.24	.32	.27
Net realized and unrealized gain (loss) on investments	4.18	.60	1.96	3.86	7.67	3.22
Total from Investment Operations	4.34	.97	2.28	4.10	7.99	3.49
Distributions:
Dividends from investment income—net	(.20)	(.37)	(.30)	(.24)	(.32)	(.28)
Dividends from net realized gain on investments	(.70)	(3.66)	(3.87)	(6.46)	–	–
Total Distributions	(.90)	(4.03)	(4.17)	(6.70)	(.32)	(.28)
Net asset value, end of period	36.12	32.68	35.74	37.63	40.23	32.56
Total Return (%)	13.50[b]	3.15	6.62	11.91	24.72	11.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[c]	1.01	1.01	1.01	1.01	1.01
Ratio of net expenses to average net assets	1.00[c]	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income to average net assets	.92[c]	1.15	.90	.65	.90	.85
Portfolio Turnover Rate	32.29[b]	49.27	65.96	69.22	118.87	70.82
Net Assets, end of period ($ x 1,000)	594,576	538,297	564,964	588,912	584,025	522,560

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Disciplined Stock Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

14

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities— Domestic Common Stocks†	583,153,653	–	–	583,153,653
Exchange— Traded Funds	5,995,569	—	—	5,995,569
Registered Investment Companies	6,317,733	–	–	6,317,733

† See Statement of Investments for additional detailed categorizations.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates, the fund may lend securities to qualified institutions. It is the

16

fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2017, The Bank of New York Mellon earned $1,033 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

Affiliated Investment Company	Value 10/31/2016 ($)	Purchases ($)	Sales ($)	Value 4/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	3,059,135	48,046,010	49,093,017	2,012,128.3
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares	2,736,804	10,063,470	8,494,669	4,305,605.7
Total	5,795,939	58,109,480	57,587,686	6,317,733	1.0

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2016 was as follows: ordinary income $6,037,227 and long-term capital gains $57,315,176. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates

18

to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2017, fees reimbursed by Dreyfus amounted to $19,669.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the fund may pay annually up to .10% of the value of its average daily net assets to compensate BNY Mellon and Dreyfus for shareholder servicing activities and the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of fund shares. During the period ended April 30, 2017, the fund was charged $288,438 pursuant to the Distribution Plan.

Under its terms, the Distribution Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $436,663 and Distribution Plan fees $48,518, which are offset against an expense reimbursement currently in effect in the amount of $3,578.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2017, amounted to $185,356,513 and $198,579,929, respectively.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2017, accumulated net unrealized appreciation on investments was $112,078,821, consisting of $114,738,658 gross unrealized appreciation and $2,659,837 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

20

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 22-23, 2017, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods except the four- and ten-year period, when the fund’s total return performance was below the Performance Group and Performance Universe medians, and the three-year period, when the fund’s total return performance was below the Performance Group median. Dreyfus noted the proximity of the fund’s performance to the Performance Group and/or Performance Universe median in the periods when the fund’s performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were slightly above the Expense Group median and above the Expenses Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

22

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

24

NOTES

25

For More Information

Dreyfus Disciplined Stock Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	DDSTX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0728SA0417

Dreyfus Institutional S&P 500 Stock Index Fund

SEMIANNUAL REPORT April 30, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Institutional S&P 500 Stock Index Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional S&P 500 Stock Index Fund, covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero

Chief Executive Officer

The Dreyfus Corporation

May 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period from November 1, 2016 through April 30, 2017, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2017, Dreyfus Institutional S&P 500 Index Fund’s Class I shares produced a total return of 13.23%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, returned 13.31% for the same period.2,3

U.S. stocks gained ground amid better-than-expected corporate earnings reports, improving domestic growth prospects, and positive investor sentiment in the wake of the U.S. presidential election. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the Index by generally investing in at least 95% of its total assets in common stocks included in the Index. To replicate index performance, the fund's portfolio managers use a passive management approach and generally purchase all of the securities comprising the Index (though, at times, the fund may invest in a representative sample of the Index). Because the fund has expenses, performance will tend to be slightly lower than that of the Index.

The Index is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

Post-Election Optimism Drove Markets Higher

While political and economic uncertainties caused U.S. equity markets to move lower in the days leading up the 2016 presidential election, the election’s widely unexpected outcome quickly reenergized investor sentiment. Stocks rose sharply in anticipation of lower corporate taxes, reduced regulatory constraints on businesses, and increased infrastructure spending. As a result, the Index climbed sharply in November and December.

Stocks continued to gain value in early 2017, with better-than-expected corporate earnings, robust labor markets, increased bank lending activity, and encouraging global economic data driving several broad market indices, including the Index, to a series of new highs in January and February. While disappointing macroeconomic data and concerns about the new administration’s ability to implement its business-friendly policies slowed the pace of the market’s advance in March and April, the Index ended the reporting period near an all-time high.

Technology and Financial Stocks Led the Market’s Advance

All 11 of the market sectors that comprise the Index produced positive absolute returns over the reporting period. Results were particularly strong in the information technology sector, where early fears regarding the potential impact of trade policy proposals eased. Instead, positive global economic developments, rising corporate earnings, robust cash reserves, intensifying mergers-and-acquisitions activity, and a proposal to repatriate foreign income at low tax rates drove technology stocks higher. Beneficiaries of these trends included some of the industry group’s largest companies, including hardware manufacturers such as Apple, software developers such as Microsoft, and Internet services providers such as Google and Facebook.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Banks led the rally in the financials sector in anticipation of reduced regulatory costs, lower corporate taxes, and increased infrastructure spending. Many banks had reduced costs during the previous downturn, and higher revenues were expected to have a commensurately positive impact on profits. Large capital markets companies and brokerage firms also benefited from these developments. The consumer discretionary sector fared well partly on the strength of media companies that saw a surge in election-related advertising spending and expectations of a less stringent regulatory environment.

On the other hand, the energy sector lagged market averages when oil and gas prices moved mildly higher in early 2017. Geopolitical issues also weighed on some large energy companies, which pulled back from projects in troubled regions of the world. In the telecommunication services sector, weaker-than-expected subscriber growth, lower profit margins, and rising competitive pressures hurt the stock price of industry leader Verizon Communications. Finally, the real estate sector was constrained by rising interest rates, which made dividend-paying stocks less competitive with fixed-income securities. In addition, developers and operators of retail properties and malls were pressured by online competition, weighing on the real estate sector’s results.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. and global economic recoveries appear to have gained momentum, and corporate earnings have continued to come in higher than many analysts expected. However, the market’s currently constructive conditions could be undermined by geopolitical instability and uncertainty surrounding the new presidential administration’s ability to enact its policy proposals into law.

May 15, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

¹ Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

² Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

³ “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s® 500,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund. The fund is not sponsored, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional S&P 500 Stock Index Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017

Expenses paid per $1,000†	$1.06
Ending value (after expenses)	$1,132.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017

Expenses paid per $1,000†	$1.00
Ending value (after expenses)	$1,023.80

† Expenses are equal to the fund’s annualized expense ratio of .20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2017 (Unaudited)

Common Stocks - 98.9%	Shares	Value ($)
Automobiles & Components - .7%
BorgWarner	25,493	1,077,844
Delphi Automotive	32,358	2,601,583
Ford Motor	467,400	5,361,078
General Motors	165,242	5,723,983
Goodyear Tire & Rubber	31,528	1,142,259
Harley-Davidson	20,884	1,186,420
		17,093,167
Banks - 6.2%
Bank of America	1,214,036	28,335,600
BB&T	97,430	4,207,027
Citigroup	336,216	19,877,090
Citizens Financial Group	61,831	2,269,816
Comerica	21,188	1,497,992
Fifth Third Bancorp	91,255	2,229,360
Huntington Bancshares	130,776	1,681,779
JPMorgan Chase & Co.	431,880	37,573,560
KeyCorp	130,788	2,385,573
M&T Bank	18,693	2,905,079
People's United Financial	36,187	632,187
PNC Financial Services Group	58,868	7,049,443
Regions Financial	148,731	2,045,051
SunTrust Banks	59,335	3,370,821
U.S. Bancorp	192,952	9,894,579
Wells Fargo & Co.	545,472	29,368,212
Zions Bancorporation	25,252	1,010,838
		156,334,007
Capital Goods - 7.3%
3M	72,523	14,202,179
Acuity Brands	5,323	937,380
Allegion	11,273	886,509
AMETEK	28,849	1,650,163
Arconic	52,664	1,439,307
Boeing	69,007	12,754,564
Caterpillar	70,889	7,249,109
Cummins	18,489	2,790,730
Deere & Co.	35,381	3,948,873
Dover	18,399	1,451,313

6

Common Stocks - 98.9% (continued)	Shares		Value ($)
Capital Goods - 7.3% (continued)
Eaton	54,321		4,108,840
Emerson Electric	76,975		4,640,053
Fastenal	35,066		1,566,749
Flowserve	16,061		817,023
Fluor	16,840		864,229
Fortive	36,573		2,313,608
Fortune Brands Home & Security	18,492		1,178,680
General Dynamics	34,367		6,659,981
General Electric	1,057,187		30,647,851
Honeywell International	91,930		12,055,700
Illinois Tool Works	38,208		5,276,143
Ingersoll-Rand	30,594		2,715,217
Jacobs Engineering Group	13,993		768,496
Johnson Controls International	113,126		4,702,648
L3 Technologies	9,044		1,553,488
Lockheed Martin	30,257		8,152,749
Masco	38,566		1,427,713
Northrop Grumman	21,362		5,254,198
PACCAR	41,802		2,789,447
Parker-Hannifin	16,407		2,638,246
Pentair	20,821		1,343,163
Quanta Services	19,318	[a]	684,630
Raytheon	35,316		5,481,396
Rockwell Automation	15,336		2,413,120
Rockwell Collins	19,641		2,044,432
Roper Technologies	12,368		2,704,882
Snap-on	6,916		1,158,637
Stanley Black & Decker	18,173		2,474,254
Textron	31,602		1,474,549
TransDigm Group	5,865		1,447,071
United Rentals	10,807	[a]	1,185,096
United Technologies	90,883		10,814,168
W.W. Grainger	6,516		1,255,633
Xylem	22,014		1,131,740
			183,053,957
Commercial & Professional Services - .5%
Cintas	9,954		1,219,066
Equifax	14,489		1,960,507
Nielsen Holdings	39,705		1,633,067

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Commercial & Professional Services - .5% (continued)
Republic Services	27,501		1,732,288
Robert Half International	16,365		753,608
Stericycle	10,281	[a]	877,381
Verisk Analytics	19,156	[a]	1,586,308
Waste Management	48,596		3,536,817
			13,299,042
Consumer Durables & Apparel - 1.2%
Coach	34,762		1,369,275
D.R. Horton	40,966		1,347,372
Garmin	13,110		666,512
Hanesbrands	43,810		955,496
Hasbro	13,259		1,314,099
Leggett & Platt	15,868		833,705
Lennar, Cl. A	24,421		1,233,261
Mattel	42,570		954,419
Michael Kors Holdings	21,271	[a]	794,046
Mohawk Industries	7,687	[a]	1,804,831
Newell Brands	58,608		2,797,946
NIKE, Cl. B	161,620		8,955,364
PulteGroup	35,045		794,470
PVH	9,992		1,009,492
Ralph Lauren	6,421		518,303
Under Armour, Cl. A	21,767	[a]	467,773
Under Armour, Cl. C	21,919	[a]	425,448
VF	40,564		2,216,011
Whirlpool	8,850		1,643,268
			30,101,091
Consumer Services - 1.7%
Carnival	51,564		3,185,108
Chipotle Mexican Grill	3,396	[a]	1,611,300
Darden Restaurants	15,154		1,290,969
H&R Block	25,406		629,815
Marriott International, Cl. A	38,178		3,604,767
McDonald's	99,243		13,887,073
Royal Caribbean Cruises	20,698		2,206,407
Starbucks	175,915		10,565,455
Wyndham Worldwide	12,807		1,220,635
Wynn Resorts	9,847		1,211,279

8

Common Stocks - 98.9% (continued)	Shares		Value ($)
Consumer Services - 1.7% (continued)
Yum! Brands	41,545		2,731,584
			42,144,392
Diversified Financials - 5.1%
Affiliated Managers Group	6,530		1,081,303
American Express	91,765		7,272,376
Ameriprise Financial	19,128		2,445,515
Bank of New York Mellon	125,797		5,920,007
Berkshire Hathaway, Cl. B	229,807	[a]	37,966,414
BlackRock	14,611		5,618,952
Capital One Financial	58,260		4,682,939
CBOE Holdings	11,655		960,489
Charles Schwab	146,756		5,701,471
CME Group	40,558		4,712,434
Discover Financial Services	46,814		2,930,088
E*TRADE Financial	34,104	[a]	1,178,293
Franklin Resources	41,933		1,807,732
Goldman Sachs Group	44,656		9,994,013
Intercontinental Exchange	71,232		4,288,166
Invesco	48,050		1,582,767
Leucadia National	38,756		984,015
Moody's	20,683		2,447,213
Morgan Stanley	174,121		7,551,628
Nasdaq	14,189		977,196
Navient	35,829		544,601
Northern Trust	25,954		2,335,860
Raymond James Financial	14,549		1,084,191
S&P Global	31,527		4,230,608
State Street	43,774		3,672,639
Synchrony Financial	94,570		2,629,046
T. Rowe Price Group	29,426		2,086,009
			126,685,965
Energy - 6.2%
Anadarko Petroleum	67,386		3,842,350
Apache	46,579		2,265,603
Baker Hughes	51,085		3,032,916
Cabot Oil & Gas	55,689		1,294,212
Chesapeake Energy	89,345	[a]	469,955
Chevron	228,999		24,434,193
Cimarex Energy	11,521		1,344,270

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Energy - 6.2% (continued)
Concho Resources	17,601	[a]	2,229,343
ConocoPhillips	148,469		7,113,150
Devon Energy	64,009		2,527,715
Enbridge	1		32
EOG Resources	69,461		6,425,142
EQT	21,014		1,221,754
Exxon Mobil	501,726		40,965,928
Halliburton	104,752		4,806,022
Helmerich & Payne	13,146		797,173
Hess	32,171		1,570,910
Kinder Morgan	233,056		4,807,945
Marathon Oil	102,382		1,522,420
Marathon Petroleum	63,104		3,214,518
Murphy Oil	18,557		485,822
National Oilwell Varco	46,627		1,630,546
Newfield Exploration	24,044	[a]	832,403
Noble Energy	52,487		1,696,905
Occidental Petroleum	91,533		5,632,941
ONEOK	25,725		1,353,392
Phillips 66	53,164		4,229,728
Pioneer Natural Resources	20,627		3,568,265
Range Resources	22,670		600,528
Schlumberger	167,846		12,183,941
TechnipFMC	56,180	[a]	1,692,703
Tesoro	14,542		1,159,143
Transocean	46,705	[a]	515,156
Valero Energy	55,094		3,559,623
Williams Cos.	99,674		3,053,015
			156,079,662
Food & Staples Retailing - 2.0%
Costco Wholesale	53,069		9,420,809
CVS Health	124,518		10,265,264
Kroger	113,398		3,362,251
Sysco	60,959		3,222,902
Walgreens Boots Alliance	102,538		8,873,639
Wal-Mart Stores	181,888		13,674,340
Whole Foods Market	39,648		1,441,998
			50,261,203

10

Common Stocks - 98.9% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 5.3%
Altria Group	234,550		16,835,999
Archer-Daniels-Midland	69,420		3,175,965
Brown-Forman, Cl. B	21,110		998,925
Campbell Soup	23,317		1,341,660
Coca-Cola	468,272		20,205,937
Conagra Brands	51,488		1,996,705
Constellation Brands, Cl. A	20,981		3,620,062
Dr. Pepper Snapple Group	22,894		2,098,235
General Mills	71,407		4,106,617
Hershey	17,282		1,869,912
Hormel Foods	33,367		1,170,514
J.M. Smucker	13,697		1,735,684
Kellogg	30,387		2,157,477
Kraft Heinz	71,372		6,451,315
McCormick & Co.	14,056		1,404,194
Mead Johnson Nutrition	22,715		2,015,275
Molson Coors Brewing, Cl. B	22,485		2,156,087
Mondelez International, Cl. A	186,430		8,394,943
Monster Beverage	48,230	[a]	2,188,677
PepsiCo	172,792		19,573,878
Philip Morris International	187,154		20,744,149
Reynolds American	99,125		6,393,562
Tyson Foods, Cl. A	35,125		2,257,132
			132,892,904
Health Care Equipment & Services - 5.4%
Abbott Laboratories	208,897		9,116,265
Aetna	40,157		5,424,006
AmerisourceBergen	19,727		1,618,600
Anthem	31,949		5,683,408
Baxter International	58,345		3,248,650
Becton Dickinson & Co.	25,974		4,856,359
Boston Scientific	165,848	[a]	4,375,070
C.R. Bard	8,752		2,691,065
Cardinal Health	37,990		2,757,694
Centene	20,674	[a]	1,538,146
Cerner	36,421	[a]	2,358,260
Cigna	31,283		4,891,723
Cooper	5,858		1,173,533
Danaher	73,738		6,144,588

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.4% (continued)
DaVita	18,964	[a]	1,308,706
Dentsply Sirona	27,361		1,730,310
Edwards Lifesciences	25,270	[a]	2,771,361
Envision Healthcare	14,085	[a]	789,183
Express Scripts Holding	73,523	[a]	4,509,901
HCA Holdings	35,184	[a]	2,962,845
Henry Schein	9,640	[a]	1,675,432
Hologic	33,252	[a]	1,501,328
Humana	18,230		4,046,695
IDEXX Laboratories	10,811	[a]	1,813,329
Intuitive Surgical	4,471	[a]	3,737,175
Laboratory Corporation of America Holdings	12,493	[a]	1,750,894
McKesson	25,589		3,538,703
Medtronic	165,811		13,777,236
Patterson	10,734		477,556
Quest Diagnostics	16,288		1,718,547
Stryker	37,158		5,067,236
UnitedHealth Group	116,437		20,362,503
Universal Health Services, Cl. B	11,254		1,359,033
Varian Medical Systems	11,532	[a]	1,046,414
Zimmer Biomet Holdings	24,373		2,916,229
			134,737,983
Household & Personal Products - 1.9%
Church & Dwight	31,696		1,569,903
Clorox	15,597		2,085,163
Colgate-Palmolive	106,826		7,695,745
Coty, Cl. A	57,920		1,033,872
Estee Lauder, Cl. A	27,100		2,361,494
Kimberly-Clark	43,034		5,583,661
Procter & Gamble	310,229		27,092,299
			47,422,137
Insurance - 2.6%
Aflac	48,904		3,661,932
Allstate	44,334		3,603,911
American International Group	113,153		6,892,149
Aon	31,783		3,808,875
Arthur J. Gallagher & Co.	21,434		1,196,232
Assurant	6,459		621,614
Chubb	56,314		7,729,096

12

Common Stocks - 98.9% (continued)	Shares		Value ($)
Insurance - 2.6% (continued)
Cincinnati Financial	18,134		1,307,280
Hartford Financial Services Group	45,755		2,212,712
Lincoln National	27,524		1,814,657
Loews	33,766		1,574,171
Marsh & McLennan	63,225		4,686,869
MetLife	131,703		6,823,532
Principal Financial Group	31,656		2,061,755
Progressive	70,660		2,806,615
Prudential Financial	52,299		5,597,562
Torchmark	13,554		1,039,727
Travelers	34,450		4,191,187
Unum Group	27,365		1,267,820
Willis Towers Watson	15,355		2,036,380
XL Group	32,035		1,340,665
			66,274,741
Materials - 2.8%
Air Products & Chemicals	26,028		3,656,934
Albemarle	13,737		1,496,097
Avery Dennison	10,666		887,518
Ball	21,001		1,614,767
CF Industries Holdings	27,501		735,377
Dow Chemical	135,063		8,481,956
E.I. du Pont de Nemours & Co.	104,791		8,357,082
Eastman Chemical	17,912		1,428,482
Ecolab	31,367		4,049,166
FMC	15,920		1,165,822
Freeport-McMoRan	163,955	[a]	2,090,426
International Flavors & Fragrances	9,790		1,356,796
International Paper	49,582		2,675,941
LyondellBasell Industries, Cl. A	40,697		3,449,478
Martin Marietta Materials	7,453		1,641,076
Monsanto	53,006		6,181,030
Mosaic	42,542		1,145,656
Newmont Mining	64,315		2,174,490
Nucor	39,074		2,396,408
PPG Industries	31,255		3,433,049
Praxair	34,110		4,263,068
Sealed Air	22,878		1,007,090
Sherwin-Williams	9,771		3,270,158

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Materials - 2.8% (continued)
Vulcan Materials	15,933		1,925,981
WestRock	29,488		1,579,363
			70,463,211
Media - 3.2%
CBS, Cl. B	45,250		3,011,840
Charter Communications, Cl. A	25,978	[a]	8,966,566
Comcast, Cl. A	573,242		22,465,354
Discovery Communications, Cl. A	18,805	[a]	541,208
Discovery Communications, Cl. C	28,144	[a]	787,469
DISH Network, Cl. A	27,330	[a]	1,761,145
Interpublic Group of Companies	46,652		1,099,588
News Corp., Cl. A	46,451		590,857
News Corp., Cl. B	12,325		160,225
Omnicom Group	28,825		2,367,109
Scripps Networks Interactive, Cl. A	10,913		815,419
TEGNA	27,643		704,344
Time Warner	93,265		9,258,417
Twenty-First Century Fox, Cl. A	127,093		3,881,420
Twenty-First Century Fox, Cl. B	58,286		1,740,420
Viacom, Cl. B	42,553		1,811,056
Walt Disney	176,701		20,426,636
			80,389,073
Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
AbbVie	193,170		12,737,630
Agilent Technologies	38,296		2,108,195
Alexion Pharmaceuticals	27,204	[a]	3,476,127
Allergan	40,461		9,866,819
Amgen	89,205		14,568,961
Biogen	26,258	[a]	7,121,432
Bristol-Myers Squibb	202,267		11,337,065
Celgene	94,048	[a]	11,666,654
Eli Lilly & Co.	117,416		9,635,157
Gilead Sciences	158,345		10,854,550
Illumina	17,868	[a]	3,303,078
Incyte	21,125	[a]	2,625,415
Johnson & Johnson	328,686		40,582,860
Mallinckrodt	13,385	[a]	628,024
Merck & Co.	332,063		20,697,487
Mettler-Toledo International	3,270	[a]	1,678,883

14

Common Stocks - 98.9% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 8.4% (continued)
Mylan	55,611	[a]	2,077,071
PerkinElmer	14,004		831,978
Perrigo	16,765		1,239,604
Pfizer	721,553		24,475,078
Regeneron Pharmaceuticals	9,017	[a]	3,503,014
Thermo Fisher Scientific	47,241		7,810,355
Vertex Pharmaceuticals	30,351	[a]	3,590,523
Waters	9,409	[a]	1,598,495
Zoetis	59,752		3,352,685
			211,367,140
Real Estate - 2.9%
Alexandria Real Estate Equities	10,086	[b]	1,134,776
American Tower	51,631	[b]	6,502,408
Apartment Investment & Management, Cl. A	18,094	[b]	791,432
AvalonBay Communities	16,792	[b]	3,187,793
Boston Properties	18,784	[b]	2,378,054
CBRE Group, Cl. A	36,212	[a,b]	1,296,752
Crown Castle International	43,980	[b]	4,160,508
Digital Realty Trust	19,113	[b]	2,194,937
Equinix	9,404	[b]	3,928,051
Equity Residential	44,693	[b]	2,886,274
Essex Property Trust	8,009	[b]	1,957,960
Extra Space Storage	14,945	[b]	1,128,796
Federal Realty Investment Trust	8,411	[b]	1,100,916
GGP	70,944	[b]	1,533,100
HCP	57,009	[b]	1,787,232
Host Hotels & Resorts	90,818	[b]	1,630,183
Iron Mountain	29,311	[b]	1,018,850
Kimco Realty	51,566	[b]	1,046,274
Macerich	15,164	[b]	946,689
Mid-America Apartment Communities	13,650	[b]	1,354,216
Prologis	64,509	[b]	3,509,935
Public Storage	17,826	[b]	3,732,408
Realty Income	32,680	[b]	1,906,878
Regency Centers	17,616	[b]	1,112,979
Simon Property Group	38,607	[b]	6,380,193
SL Green Realty	12,391	[b]	1,300,188
UDR	31,705	[b]	1,183,865
Ventas	42,788	[b]	2,738,860

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Real Estate - 2.9% (continued)
Vornado Realty Trust	20,374	[b]	1,960,794
Welltower	43,649	[b]	3,118,285
Weyerhaeuser	92,051	[b]	3,117,767
			72,027,353
Retailing - 5.6%
Advance Auto Parts	8,854		1,258,508
Amazon.com	47,906	[a]	44,312,571
AutoNation	8,513	[a]	357,546
AutoZone	3,484	[a]	2,411,590
Bed Bath & Beyond	18,915		732,956
Best Buy	32,561		1,686,985
CarMax	23,748	[a]	1,389,258
Dollar General	30,849		2,243,031
Dollar Tree	28,543	[a]	2,362,504
Expedia	14,651		1,959,132
Foot Locker	16,673		1,289,490
Gap	24,921		652,930
Genuine Parts	17,936		1,650,471
Home Depot	147,061		22,956,222
Kohl's	20,928		816,820
L Brands	29,677		1,567,242
LKQ	37,333	[a]	1,166,283
Lowe's	104,834		8,898,310
Macy's	37,793		1,104,311
Netflix	52,023	[a]	7,917,901
Nordstrom	14,841		716,375
O'Reilly Automotive	11,325	[a]	2,810,299
Priceline Group	5,952	[a]	10,992,273
Ross Stores	47,343		3,077,295
Signet Jewelers	7,984		525,667
Staples	80,502		786,505
Target	67,819		3,787,691
The TJX Companies	78,642		6,184,407
Tiffany & Co.	12,477		1,143,517
Tractor Supply	16,266		1,007,028
TripAdvisor	13,556	[a]	610,156
Ulta Beauty	6,932	[a]	1,950,942
			140,326,216

16

Common Stocks - 98.9% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices	88,218	[a]	1,173,299
Analog Devices	43,343		3,302,737
Applied Materials	129,255		5,249,046
Broadcom	48,476		10,703,986
Intel	571,651		20,665,184
KLA-Tencor	18,454		1,812,552
Lam Research	19,565		2,833,990
Microchip Technology	26,195		1,979,818
Micron Technology	123,704	[a]	3,422,890
NVIDIA	70,670		7,370,881
Qorvo	15,778	[a]	1,073,377
QUALCOMM	178,146		9,573,566
Skyworks Solutions	22,964		2,290,429
Texas Instruments	120,296		9,525,037
Xilinx	31,214		1,969,916
			82,946,708
Software & Services - 13.2%
Accenture, Cl. A	75,292		9,132,920
Activision Blizzard	82,351		4,302,840
Adobe Systems	59,693	[a]	7,983,342
Akamai Technologies	21,605	[a]	1,316,609
Alliance Data Systems	6,862		1,712,961
Alphabet, Cl. A	35,940	[a]	33,227,249
Alphabet, Cl. C	35,817	[a]	32,448,769
Autodesk	23,096	[a]	2,080,257
Automatic Data Processing	54,595		5,704,632
CA	38,208		1,254,369
Citrix Systems	19,212	[a]	1,555,019
Cognizant Technology Solutions, Cl. A	74,035		4,459,128
CSRA	16,935		492,470
eBay	122,667	[a]	4,098,304
Electronic Arts	37,170	[a]	3,524,459
Facebook, Cl. A	284,802	[a]	42,791,500
Fidelity National Information Services	39,053		3,287,872
Fiserv	26,201	[a]	3,121,587
Gartner	10,893	[a]	1,242,782
Global Payments	18,728		1,531,201
International Business Machines	103,943		16,661,023
Intuit	29,264		3,664,145

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Software & Services - 13.2% (continued)
Mastercard, Cl. A	114,137		13,276,416
Microsoft	935,603		64,051,381
Oracle	361,261		16,242,295
Paychex	39,145		2,320,516
PayPal Holdings	134,383	[a]	6,412,757
Red Hat	21,278	[a]	1,874,166
salesforce.com	79,052	[a]	6,807,958
Symantec	75,703		2,394,486
Synopsys	18,051	[a]	1,330,359
Teradata	17,347	[a]	506,185
Total System Services	20,496		1,174,626
VeriSign	11,630	[a]	1,034,140
Visa, Cl. A	225,398		20,560,806
Western Union	56,941		1,130,848
Yahoo!	104,737	[a]	5,049,371
			329,759,748
Technology Hardware & Equipment - 5.8%
Amphenol, Cl. A	37,639		2,721,676
Apple	635,556		91,297,619
Cisco Systems	603,954		20,576,713
Corning	112,780		3,253,703
DXC Technology	34,169		2,574,292
F5 Networks	7,704	[a]	994,818
FLIR Systems	15,500		569,315
Harris	14,937		1,671,301
Hewlett Packard Enterprise	198,864		3,704,836
HP	204,227		3,843,552
Juniper Networks	46,229		1,390,106
Motorola Solutions	20,219		1,738,227
NetApp	32,986		1,314,492
Seagate Technology	36,601		1,542,000
TE Connectivity	42,434		3,283,119
Western Digital	34,647		3,086,008
Xerox	98,314		706,878
			144,268,655
Telecommunication Services - 2.2%
AT&T	743,123		29,449,964
CenturyLink	66,679		1,711,650
Level 3 Communications	35,493	[a]	2,156,555

18

Common Stocks - 98.9% (continued)	Shares		Value ($)
Telecommunication Services - 2.2% (continued)
Verizon Communications	493,229		22,644,143
			55,962,312
Transportation - 2.2%
Alaska Air Group	14,911		1,268,777
American Airlines Group	61,236		2,609,878
CH Robinson Worldwide	17,202		1,250,585
CSX	113,069		5,748,428
Delta Air Lines	89,535		4,068,470
Expeditors International of Washington	21,106		1,183,836
FedEx	29,635		5,621,759
J.B. Hunt Transport Services	10,173		912,111
Kansas City Southern	13,537		1,219,278
Norfolk Southern	35,077		4,121,197
Ryder System	6,411		435,371
Southwest Airlines	74,097		4,165,733
Union Pacific	98,638		11,043,510
United Continental Holdings	34,944	[a]	2,453,418
United Parcel Service, Cl. B	82,915		8,910,046
			55,012,397
Utilities - 3.2%
AES	78,587		888,819
Alliant Energy	27,786		1,092,546
Ameren	29,554		1,616,308
American Electric Power	59,677		4,047,891
American Water Works	21,702		1,730,952
CenterPoint Energy	53,347		1,521,990
CMS Energy	33,976		1,542,510
Consolidated Edison	37,122		2,943,032
Dominion Resources	75,917		5,878,253
DTE Energy	22,156		2,317,296
Duke Energy	84,467		6,968,527
Edison International	40,071		3,204,478
Entergy	21,825		1,664,374
Eversource Energy	39,107		2,322,956
Exelon	110,324		3,820,520
FirstEnergy	51,812		1,551,251
NextEra Energy	56,532		7,550,414
NiSource	37,957		920,457
NRG Energy	41,917		708,397

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Utilities - 3.2% (continued)
PG&E	60,977		4,088,508
Pinnacle West Capital	13,076		1,112,637
PPL	81,927		3,122,238
Public Service Enterprise Group	62,283		2,743,566
SCANA	17,226		1,142,256
Sempra Energy	30,272		3,421,341
Southern	119,683		5,960,213
WEC Energy Group	38,898		2,354,107
Xcel Energy	62,477		2,814,589
			79,050,426
Total Common Stocks (cost $1,222,427,477)			2,477,953,490
Short-Term Investments - .0%	Principal Amount ($)		Value ($)
U.S. Treasury Bills
0.74%, 6/15/17 (cost $1,553,558)	1,555,000	[c]	1,553,736
Other Investment - 2.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $59,208,381)	59,208,381	[d]	59,208,381
Total Investments (cost $1,283,189,416)	101.3%		2,538,715,607
Liabilities, Less Cash and Receivables	(1.3%)		(33,689,753)
Net Assets	100.0%		2,505,025,854

aNon-income producing security.
b Investment in real estate investment trust.
c Held by or on behalf of a counterparty for open futures contracts.
d Investment in affiliated money market mutual fund.

20

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	13.2
Pharmaceuticals, Biotechnology & Life Sciences	8.4
Capital Goods	7.3
Banks	6.2
Energy	6.2
Technology Hardware & Equipment	5.8
Retailing	5.6
Health Care Equipment & Services	5.4
Food, Beverage & Tobacco	5.3
Diversified Financials	5.1
Semiconductors & Semiconductor Equipment	3.3
Media	3.2
Utilities	3.2
Real Estate	2.9
Materials	2.8
Insurance	2.6
Short-Term/Money Market Investments	2.4
Telecommunication Services	2.2
Transportation	2.2
Food & Staples Retailing	2.0
Household & Personal Products	1.9
Consumer Services	1.7
Consumer Durables & Apparel	1.2
Automobiles & Components	.7
Commercial & Professional Services	.5
101.3

† Based on net assets.
See notes to financial statements.

21

STATEMENT OF FUTURES

April 30, 2017 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation ($)

Futures Long
Standard & Poor's 500 E-mini	236	28,089,900	June 2017	289,641
Gross Unrealized Appreciation				289,641

See notes to financial statements.

22

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	1,223,981,035	2,479,507,226
Affiliated issuers	59,208,381	59,208,381
Cash		791,758
Dividends receivable		2,418,213
Receivable for shares of Common Stock subscribed		789,692
Other assets		31,044
		2,542,746,314
Liabilities ($):
Due to The Dreyfus Corporation—Note 3(b)		390,492
Payable for investment securities purchased		34,980,386
Payable for shares of Common Stock redeemed		2,278,214
Payable for futures variation margin—Note 4		68,368
Accrued expenses		3,000
		37,720,460
Net Assets ($)		2,505,025,854
Composition of Net Assets ($):
Paid-in capital		1,248,328,683
Accumulated undistributed investment income—net		13,566,934
Accumulated net realized gain (loss) on investments		(12,685,595)
Accumulated net unrealized appreciation (depreciation) on investments (including $289,641 net unrealized appreciation on futures)		1,255,815,832
Net Assets ($)		2,505,025,854
Shares Outstanding
(150 million shares of $.001 par value Common Stock authorized)		51,810,227
Net Asset Value Per Share ($)		48.35

See notes to financial statements.

23

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	24,196,675
Affiliated issuers	98,406
Income from securities lending—Note 1(b)	34,483
Interest	5,518
Total Income	24,335,082
Expenses:
Management fee—Note 3(a)	2,357,641
Directors’ fees—Note 3(a,c)	90,178
Loan commitment fees—Note 2	25,113
Interest expense—Note 2	5,506
Total Expenses	2,478,438
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(90,178)
Net Expenses	2,388,260
Investment Income—Net	21,946,822
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	7,460,435
Net realized gain (loss) on futures	4,719,833
Net Realized Gain (Loss)	12,180,268
Net unrealized appreciation (depreciation) on investments	256,184,457
Net unrealized appreciation (depreciation) on futures	667,267
Net Unrealized Appreciation (Depreciation)	256,851,724
Net Realized and Unrealized Gain (Loss) on Investments	269,031,992
Net Increase in Net Assets Resulting from Operations	290,978,814

See notes to financial statements.

24

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations ($):
Investment income—net	21,946,822	43,557,265
Net realized gain (loss) on investments	12,180,268	26,124,045
Net unrealized appreciation (depreciation) on investments	256,851,724	23,590,222
Net Increase (Decrease) in Net Assets Resulting from Operations	290,978,814	93,271,532
Distributions to Shareholders from ($):
Investment income—net	(21,581,082)	(41,839,246)
Net realized gain on investments	(23,419,581)	(14,285,634)
Total Distributions	(45,000,663)	(56,124,880)
Capital Stock Transactions ($):
Net proceeds from shares sold	290,336,321	492,946,022
Distributions reinvested	33,351,521	42,091,827
Cost of shares redeemed	(291,028,874)	(501,560,260)
Increase (Decrease) in Net Assets from Capital Stock Transactions	32,658,968	33,477,589
Total Increase (Decrease) in Net Assets	278,637,119	70,624,241
Net Assets ($):
Beginning of Period	2,226,388,735	2,155,764,494
End of Period	2,505,025,854	2,226,388,735
Undistributed investment income—net	13,566,934	13,201,194
Capital Share Transactions (Shares):
Shares sold	6,250,368	11,632,406
Shares issued for distributions reinvested	744,845	985,354
Shares redeemed	(6,293,163)	(11,794,982)
Net Increase (Decrease) in Shares Outstanding	702,050	822,778

See notes to financial statements.

25

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended April 30, 2017,
		Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	43.56	42.87	41.56	36.17	29.06	25.75
Investment Operations:
Investment income—net[a]	.43	.86	.80	.70	.65	.55
Net realized and unrealized gain (loss) on investments	5.26	.94	1.28	5.39	7.08	3.27
Total from Investment Operations	5.69	1.80	2.08	6.09	7.73	3.82
Distributions:
Dividends from investment income—net	(.43)	(.83)	(.77)	(.67)	(.62)	(.51)
Dividends from net realized gain on investments	(.47)	(.28)	-	(.03)	-	-
Total Distributions	(.90)	(1.11)	(.77)	(.70)	(.62)	(.51)
Net asset value, end of period	48.35	43.56	42.87	41.56	36.17	29.06
Total Return (%)	13.23[b]	4.28	5.02	17.03	26.96	15.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21[c]	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.20[c]	.20	.20	.20	.20	.20
Ratio of net investment income to average net assets	1.86[c]	2.02	1.88	1.81	2.01	1.97
Portfolio Turnover Rate	3.35[b]	5.11	8.71	5.41	3.45	3.28
Net Assets, end of period ($ x 1,000)	2,505,026	2,226,389	2,155,764	2,173,843	1,868,831	1,369,234

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional S&P 500 Stock Index Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek to match the total return of the Standard & Poor’s 500® Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.

Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Service Plan fees. Class I shares are offered without a front-end sales charge or a contingent deferred sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

28

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Domestic Common Stocks†	2,461,685,520	-	-	2,461,685,520
Equity Securities—Foreign Common Stocks†	16,267,970	-	-	16,267,970
Registered Investment Company	59,208,381	-	-	59,208,381
U.S. Treasury	-	1,553,736	-	1,553,736
Other Financial Instruments:
Futures††	289,641	-	-	289,641

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation at period end.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market

30

value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2017, The Bank of New York Mellon earned $7,486 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

Affiliated Investment Company	Value 10/31/2016 ($)	Purchases ($)	Sales ($)	Value 4/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	32,928,263	188,288,728	162,008,610	59,208,381	2.4
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares	6,877,364	84,401,425	91,278,789	-	-
Total	39,805,627	272,690,153	253,287,399	59,208,381	2.4

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2016 was as follows: ordinary income $44,021,942 and long-term capital gains $12,102,938. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the facilities during the period ended April 30, 2017 was approximately $688,000 with a related weighted average annualized interest rate of 1.61%.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at an annual rate of .20% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Directors (including counsel fees) and

32

extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2017, fees reimbursed by Dreyfus amounted to $90,178.

(b) The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $406,500, which are offset against an expense reimbursement currently in effect in the amount of $16,008.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2017, amounted to $103,732,373 and $78,035,752, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2017 are set forth in the Statement of Futures.

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2017:

Average Market Value ($)
Equity futures	41,989,246

At April 30, 2017, accumulated net unrealized appreciation on investments was $1,255,526,191, consisting of $1,279,964,985 gross unrealized appreciation and $24,438,794 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”). The cases allege that Tribune took on billions of dollars of debt in the LBO to purchase its own stock from shareholders at $34 per share. The LBO was executed in a two-step transaction: shares were repurchased by Tribune in a tender offer in June 2007 and then in a go-private merger in December 2007. In 2008, approximately one year after the LBO was concluded, Tribune filed for bankruptcy protection under Chapter 11. Thereafter, in approximately June 2011, certain Tribune creditors filed dozens of complaints in various courts throughout the country alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims. These cases were consolidated for coordinated pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York titled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)).

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company that has since been transferred to the Tribune MDL (formerly The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Bankr. D. Del. Adv. Pro. No. 10-54010 (KJC)) (“FitzSimons case”). The case was originally filed on November 1, 2010. In a Fourth Amended Complaint filed in November 2012, among other claims, the Creditors Committee sought recovery under the Bankruptcy Code for alleged “fraudulent conveyances” from more than 5,000 Tribune

34

shareholders (“Shareholder Defendants”), including the fund, and a defendants’ class of all shareholders who tendered their Tribune stock in the LBO and received cash in exchange. There were 35 other counts in the Fourth Amended Complaint that did not relate to claims against Shareholder Defendants, but instead were brought against parties directly involved in approval or execution of the leveraged buyout. On January 10, 2013, pursuant to the Tribune bankruptcy plan, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee in this case. The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint with the Court. The Fifth Amended Complaint contains more detailed allegations regarding the steps Tribune took in consideration and execution of the LBO, but did not change the legal basis for the claim previously alleged against the Shareholder Defendants.

On November 6, 2012, a motion to dismiss was filed in the Tribune MDL that applied to most, but not all, of the cases in the Tribune MDL. On September 23, 2013 Judge Sullivan granted the motion to dismiss on standing grounds, after rejecting defendants’ preemption arguments. By granting the motion, Judge Sullivan dismissed nearly 50 cases in the Tribune MDL. The fund was a defendant in at least one of the dismissed cases. The motion had no effect on the FitzSimons case, which had been stayed.

On September 30, 2013, plaintiffs appealed the motion to dismiss decision to the U.S. Court of Appeals for the Second Circuit. On October 28, 2013, certain defendants cross-appealed from Judge Sullivan’s decision, seeking review of the arguments that Judge Sullivan rejected in his decision. On March 29, 2016, the Second Circuit issued its decision on the appeal and cross-appeal. A panel of three judges unanimously affirmed the dismissal on the ground that the plaintiffs’ claims were preempted by section 546(e) of the Bankruptcy Code. On April 12, 2016, the plaintiffs/appellants filed a petition with the Second Circuit requesting rehearing of the appeal by the same panel of judges and/or rehearing en banc by all judges on the Second Circuit. On July 22, 2016, the Second Circuit denied both requests for rehearing. On September 9, 2016, Plaintiffs filed a petition for certiorari with the U.S. Supreme Court. A brief in opposition to the petition was filed on behalf of defendants on October 24, 2016. Plaintiffs filed a reply brief on November 4, 2016. As of May 30, 2017, the Supreme Court had not ruled on the petition.

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In the FitzSimons case, a “global” motion to dismiss the fraudulent transfer claim asserted against the Shareholder Defendants, which applies equally to all Shareholder Defendants including the fund, was filed on May 23, 2014 and briefing was completed in July 2014. On January 9, 2017, Judge Sullivan entered an order granting the “global” motion and dismissing the claim against all the Shareholder Defendants. On February 2, 2017, the plaintiff filed a request to seek leave to appeal with the court. On February 23, 2017, the Court entered an order stating that it would permit the Plaintiff to make an interlocutory appeal of the dismissal of the claim, but only after the Court decided other pending motions to dismiss that do not involve the Shareholder Defendants. As of May 30, 2017, the Court had not decided those other motions.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

36

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 22-23, 2017, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods ranking in the first quartile of the Performance Group in all periods and the first quartile of the Performance Universe in most periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was slightly above the Expense Group median and above the Expense Universe median and the fund’s total expense ratio was below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be

38

realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements

39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

40

NOTES

41

For More Information

Dreyfus Institutional S&P 500 Stock Index Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: DSPIX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0713SA0417

Dreyfus Opportunistic Fixed Income Fund

SEMIANNUAL REPORT April 30, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Opportunistic Fixed Income Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Opportunistic Fixed Income Fund, covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through April 30, 2017, as provided by David Leduc, CFA, David Horsfall, CFA, Brendan Murphy, CFA, and Raman Srivastava, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2017, Dreyfus Opportunistic Fixed Income Fund’s Class A shares produced a total return of 3.86%, Class C shares returned 3.48%, Class I shares returned 4.00%, and Class Y shares returned 4.02%.1 In comparison, the Citi U.S. One-Month Treasury Bill Index (the “Index”) achieved a total return of 0.22% for the same period.2

Returns from global bonds generally were constrained during the reporting period by rising interest rates and currency fluctuations. The fund’s asset allocation, currency, and interest-rate strategies enabled it to outperform the Index, the fund’s baseline performance benchmark.

The Fund’s Investment Approach

The fund seeks to maximize total return through capital appreciation and income. To pursue its goal, we typically allocate the fund’s assets across four sectors of the fixed-income market: U.S. high yield bonds rated below investment grade; U.S. government, investment-grade corporate, mortgage- and asset-backed securities; foreign debt securities of developed markets; and foreign debt securities of emerging markets.

The fund is managed using a blend of macroeconomic, quantitative and fundamental analysis. Through security selection and tactical allocation across fixed-income asset classes and sectors, countries and currencies, we seek to construct a portfolio comprised of the best opportunities to produce absolute returns with low correlation with, and less volatility than, major markets over the long term.

Economic and Political Factors Drove Market Performance

The reporting period began on a weak note when sovereign bonds in most global markets lost value in the weeks after the U.S. election in November 2016. Bond yields climbed and prices fell when investors looked forward to the stimulative impact of a new presidential administration’s more business-friendly fiscal, tax, and regulatory policies. These policies were widely expected to boost global economic growth and inflationary pressures.

In addition, most developed international economies have demonstrated improvement after an extended period of persistent sluggishness, largely due to aggressively accommodative monetary policies from central banks in Europe, Japan, and China. In contrast, the Federal Reserve Board (the “Fed”) twice raised short-term U.S. interest rates during the reporting period. Higher U.S. interest rates compared to most other developed regions helped support capital flows into the United States, and the U.S. dollar generally gained value against most major currencies.

Fund Strategies Supported Gains

The fund achieved higher returns than the Index on the strength of several investment strategies. Most notably, our asset allocation strategy included overweighted exposure to some of the fixed-income market’s better-performing sectors, including high yield and investment-grade corporate-backed bonds, and asset-backed securities. Overweighted exposure to emerging market securities also proved effective, especially among sovereign bonds from Mexico, Russia, and Argentina. Inflation-linked bonds in Mexico gained value when local inflation expectations increased and the peso depreciated against the U.S. dollar.

Our currency strategy called for an underweighted position in the euro and overweighted exposure to Latin American currencies, particularly the Mexican peso, Argentine peso, and Brazilian real. This positioning enabled the fund to benefit from fluctuating currency values against the U.S. dollar.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Our interest-rate strategies also added value during the reporting period, as we emphasized intermediate-term sovereign bonds in Japan while de-emphasizing longer-term bonds, which helped the fund profit from widening yield differences along the Japanese market’s maturity spectrum. A short average duration compared to broad bond market averages helped cushion the impact of rising interest rates.

Disappointments during the reporting period proved to be relatively mild. The only material detractor from relative results was the fund’s position in Japanese inflation-indexed bonds, which struggled when local inflation expectations moderated.

At times during the reporting period, we employed futures contracts, forward contracts, and swap options to establish the fund’s currency and interest-rate strategies.

Market Outlook Varies by Region

As of the reporting period’s end, prospects for global bonds appear to us to be mixed. The U.S. bond market seems already to reflect additional rate hikes from the Fed, and we expect domestic bond prices and the U.S. dollar to remain relatively stable over the foreseeable future. We also expect sovereign bonds in certain emerging markets to continue to benefit from easing global economic concerns. In contrast, European and U.K. bonds currently seem overvalued to us in light of recent economic data and rising interest rates.

Therefore, we recently have maintained relatively heavy positions in inflation-linked bonds and corporate-backed securities, and lighter exposure to sovereign bonds. Regionally, we have favored emerging market debt securities, including bonds denominated both in local currencies and the U.S. dollar, and we have established underweighted positions in Europe. We have retained a relatively defensive interest-rate strategy, including an average duration that we consider shorter than bond market averages.

May 15, 2017

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. These risks are generally greater with emerging market countries than with more economically and politically established foreign countries.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charges. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2018, at which time it may be extended, modified, or terminated. Past performance is no guarantee of future results.

² Source: Lipper Inc. — The Citi U.S. One-Month Treasury Bill Index consists of the last one-month Treasury bill month-end rates. The Citi U.S. One-Month Treasury Bill Index measures return equivalents of yield averages. The instruments are not marked to market. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Opportunistic Fixed Income Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.55	$8.32	$3.29	$3.29
Ending value (after expenses)	$1,038.60	$1,034.80	$1,040.00	$1,040.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.51	$8.25	$3.26	$3.26
Ending value (after expenses)	$1,020.33	$1,016.61	$1,021.57	$1,021.57

† Expenses are equal to the fund’s annualized expense ratio of .90% for Class A, 1.65% for Class C, .65% for Class I and .65% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2017 (Unaudited)

Bonds and Notes - 93.4%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Asset-Backed Certificates - 7.2%
American Homes 4 Rent, Ser. 2014-SFR3, Cl. A	3.68	12/17/36	143,713	[b]	149,691
Avant Loans Funding Trust, Ser. 2016-B, Cl. A	3.92	8/15/19	90,125	[b]	90,401
Avant Loans Funding Trust, Ser. 2016-C, Cl. A	2.96	9/16/19	241,995	[b]	242,345
CIT Equipment Collateral, Ser. 2014-VT1, Cl. C	2.65	2/20/20	1,475,000	[b]	1,477,558
Conn Funding II, Ser. 2017-A Cl. A	2.73	5/15/20	500,000	[b]	499,987
Conn's Receivables Funding, Ser. 2016-A, Cl. A	4.68	4/16/18	9,472	[b]	9,482
Dell Equipment Finance Trust, Ser. 2016-1, Cl. D	3.24	7/22/22	1,225,000	[b]	1,233,518
Marlette Funding Trust, Ser. 2016-1A, Cl. A	3.06	1/17/23	335,877	[b]	336,971
Marlette Funding Trust, Ser. 2017-1A, Cl. A	2.83	3/15/24	175,000	[b]	175,323
RAAC Series Trust, Ser. 2006-SP4, Cl. M1	1.32	11/25/36	600,000	[c]	569,204
SoFi Consumer Loan Program Trust, Ser. 2016-2A, Cl. A	3.09	10/27/25	705,685	[b]	707,538
SoFi Consumer Loan Program Trust, Ser. 2016-3, Cl. A	3.05	12/26/25	816,918	[b]	819,119
SoFi Consumer Loan Program Trust, Ser. 2017-1, Cl. A	3.28	1/26/26	722,532	[b]	727,579
Springleaf Funding Trust, Ser. 2015-AA, Cl. B	3.62	11/15/24	700,000	[b]	701,505
Springleaf Funding Trust, Ser. 2016-AA, Cl. B	3.80	11/15/29	800,000	[b]	802,831
Trafigura Securitisation Finance, Ser. 2014-1A, Cl. B	3.16	10/15/21	1,560,000	[b,c]	1,559,501
				10,102,553
Asset-Backed Ctfs./Auto Receivables - 1.9%
Drive Auto Receivables Trust, Ser. 2016-CA, Cl. D	4.18	3/15/24	500,000	[b]	510,118
GO Financial Auto Securitization Trust, Ser. 2015-1, Cl. B	3.59	10/15/20	1,078,570	[b]	1,074,729
OSCAR US Funding Trust V, Ser. 2016-2A, Cl. A2A	2.31	11/15/19	764,464	[b]	764,296
OSCAR US Funding Trust VI, Ser. 2017-1A, Cl. A3	2.82	6/10/21	200,000	[b]	200,868
OSCAR US Funding Trust VI, Ser. 2017-1A, Cl. A4	3.30	5/10/24	200,000	[b]	201,256
				2,751,267
Asset-Backed Ctfs./Home Equity Loans - 5.5%
Carrington Mortgage Loan Trust, Ser. 2006-NC5, Cl. A2	1.09	1/25/37	3,541,710	[c]	2,905,961
Colony Starwood Homes, Ser. 2016-2A, Cl. A	2.24	12/17/33	798,170	[b,c]	804,456
Countrywide Asset-Backed Certificates, Ser. 2004-1, Cl. M5	2.56	1/25/34	1,570,913	[c]	1,502,854

6

Bonds and Notes - 93.4% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Asset-Backed Ctfs./Home Equity Loans - 5.5% (continued)
HSI Asset Securitization Corporation Trust, Ser. 2005-I1, Cl. 2A3		1.27	11/25/35	1,019,599	[c]	1,005,374
JP Morgan Mortgage Acquisition Trust, Ser. 2007-CH1, Cl. AF6		4.98	11/25/36	367,378	[c]	368,249
Merrill Lynch Mortgage Investors Trust, Ser. 2006-HE2, Cl. A3		1.32	3/25/37	142,697	[c]	142,345
Morgan Stanley ABS Capital I Trust, Ser. 2006-NC4, Cl. A2C		1.13	6/25/36	238,689	[c]	204,522
Structured Asset Securities Corp., Ser. 2002-BC1, Cl. M2		4.43	8/25/32	829,299	[c]	790,600
					7,724,361
Asset-Backed Ctfs./Student Loans - .3%
SMB Private Education Loan Trust, Ser. 2016-B, Cl. A1		1.64	11/15/23	420,863	[b,c]	421,673
Casinos - .6%
International Game Technology, Sr. Scd. Notes		6.25	2/15/22	400,000	[b]	438,000
Scientific Games International, Gtd. Notes		10.00	12/1/22	385,000		418,495
					856,495
Commercial Mortgage Pass-Through Ctfs. - 4.6%
A10 Term Asset Financing, Ser. 2013-2, Cl. A		2.62	11/15/27	105,199	[b]	105,035
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2006-PWR14, Cl. AJ		5.27	12/11/38	331,986		333,060
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2007-PWR16, Cl. AJ		5.66	6/11/40	900,000	[c]	903,375
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2007-PWR17, Cl. AJ		5.91	6/11/50	925,000	[c]	945,112
Cobalt CMBS Commercial Mortgage Trust, Ser. 2007-C3, Cl. AJ		5.99	5/15/46	285,000	[c]	289,572
GE Commercial Mortgage Corporation Trust, Ser. 2005-C4, Cl. AJ		5.71	11/10/45	362,994	[c]	362,180
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2007-LD12, Cl. AJ		6.06	2/15/51	2,255,000	[c]	2,149,362
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2014-INN, Cl. E		4.59	6/15/29	950,000	[b,c]	951,536
Morgan Stanley Capital I Trust, Ser. 2007-IQ14, Cl. AM		5.89	4/15/49	409,534	[c]	409,071
					6,448,303
Consumer Discretionary - .9%
AMC Networks, Gtd. Notes		5.00	4/1/24	160,000		162,504
Cox Communications, Sr. Unscd. Notes		3.35	9/15/26	250,000	[b]	246,149
GLP Capital, Gtd. Notes		5.38	4/15/26	255,000		269,663
Nemak, Sr. Unscd. Bonds	EUR	3.25	3/15/24	475,000	[b]	525,438
					1,203,754

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 93.4% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Consumer Staples - 1.0%
Kraft Heinz Foods, Gtd. Notes	EUR	2.25	5/25/28	805,000		891,844
Kraft Heinz Foods, Scd. Notes		4.88	2/15/25	470,000	[b]	503,583
					1,395,427
Energy - 6.1%
Cenovus Energy, Sr. Unscd. Notes		4.25	4/15/27	600,000	[b]	597,205
Continental Resources, Gtd. Notes		3.80	6/1/24	475,000		448,875
Diamondback Energy, Gtd. Notes		4.75	11/1/24	225,000	[b]	226,688
Energy Transfer Partners, Sr. Unscd. Notes		4.75	1/15/26	155,000		162,236
Energy Transfer Partners, Sr. Unscd. Notes		4.20	4/15/27	100,000	[d]	101,302
Kinder Morgan, Gtd. Notes		4.30	6/1/25	100,000		104,334
Kinder Morgan, Gtd. Notes		5.55	6/1/45	150,000		159,429
Lukoil International Finance, Gtd. Notes		6.13	11/9/20	500,000		551,061
Lukoil International Finance, Gtd. Notes		4.75	11/2/26	650,000	[b]	665,686
MMC Norilsk Nickel, Sr. Unscd. Notes		4.38	4/30/18	1,400,000		1,432,780
NRG Energy, Gtd. Notes		6.25	7/15/22	425,000	[d]	435,119
Occidental Petroleum, Sr. Unscd. Notes		3.00	2/15/27	425,000		416,236
Petrobras Global Finance, Gtd. Notes		5.38	1/27/21	825,000		849,626
Petrobras Global Finance, Gtd. Notes		6.13	1/17/22	270,000		283,595
Petroleos Mexicanos, Gtd. Notes		6.50	3/13/27	675,000	[b]	731,531
Transocean, Gtd. Notes		4.25	10/15/17	1,455,000	[c]	1,462,275
					8,627,978
Financials - 11.9%
AerCap Ireland Capital, Gtd. Notes		4.63	10/30/20	600,000		637,574
AerCap Ireland Capital, Gtd. Notes		5.00	10/1/21	425,000		460,206
Allianz Finance II, Gtd. Notes	EUR	5.75	7/8/41	1,100,000	[c]	1,411,098
Ally Financial, Sr. Unscd. Notes		3.60	5/21/18	1,445,000		1,466,819
Bank of America, Sub. Notes		4.25	10/22/26	575,000		587,142
Barclays, Jr. Sub. Bonds		7.88	12/31/49	600,000	[c]	645,144
Barclays, Sub. Notes		5.20	5/12/26	900,000		938,125
Citigroup, Sub. Notes		4.30	11/20/26	425,000		433,375

8

Bonds and Notes - 93.4% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Financials - 11.9% (continued)
Credit Suisse Group, Sr. Unscd. Notes		4.28	1/9/28	525,000	[b]	534,306
Ford Motor Credit, Sr. Unscd. Notes		3.34	3/18/21	775,000		787,649
Goldman Sachs Group, Sr. Unscd. Notes		3.50	11/16/26	650,000		645,476
HSBC Holdings, Sub. Notes		4.38	11/23/26	350,000		359,166
Hyundai Capital America, Sr. Unscd. Notes		2.00	7/1/19	650,000	[b]	644,807
Intesa Sanpaolo, Gtd. Bonds		5.25	1/12/24	350,000		374,606
Lloyds Banking Group, Gtd. Notes		3.10	7/6/21	475,000		483,068
Lloyds Banking Group, Sr. Unscd. Notes		3.75	1/11/27	275,000		274,815
Morgan Stanley, Sub. Notes		3.95	4/23/27	425,000		427,649
Park Aerospace Holdings, Gtd. Notes		5.25	8/15/22	250,000	[b]	265,000
Park Aerospace Holdings, Gtd. Notes		5.50	2/15/24	125,000	[b]	132,500
Royal Bank of Scotland Group, Jr. Sub. Notes		8.63	12/29/49	625,000	[c]	676,250
Royal Bank of Scotland Group, Sr. Unscd. Notes		3.88	9/12/23	1,400,000		1,404,466
Santander UK Group Holdings, Sr. Unscd. Notes		3.57	1/10/23	375,000		379,275
Wells Fargo & Co., Sr. Unscd. Notes		3.00	4/22/26	395,000		382,536
Wells Fargo & Co., Sub. Notes		4.30	7/22/27	215,000		225,750
WPC Eurobond, Gtd. Bonds	EUR	2.25	7/19/24	325,000		366,147
ZFS Finance (USA) Trust V, Jr. Sub. Cap. Secs.		6.50	5/9/67	1,787,000	[b,c]	1,793,433
					16,736,382
Foreign/Governmental - 35.5%
Argentine Government, Sr. Unscd. Bonds		6.88	1/26/27	1,300,000		1,376,700
Argentine Government, Sr. Unscd. Notes	ARS	5.83	12/31/33	1,600,000	[c,e]	791,530
Argentine Government, Sr. Unscd. Notes		8.28	12/31/33	475,000	[d]	746,483
Argentine Government, Unscd. Bonds	ARS	21.20	9/19/18	28,800,000		1,975,499
Brazilian Government, Notes	BRL	10.00	1/1/21	4,500,000		1,467,846
Buenos Aires Province, Sr. Unscd. Notes		5.75	6/15/19	450,000	[b]	466,313
Buenos Aires Province, Sr. Unscd. Notes		9.13	3/16/24	605,000	[b]	688,490
City of Buenos Aires Argentina, Unscd. Bonds, Ser. 22	ARS	22.63	3/29/24	12,100,000	[c]	808,566
Colombian Government, Bonds, Ser. B	COP	10.00	7/24/24	3,346,000,000		1,394,584

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 93.4% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Foreign/Governmental - 35.5% (continued)
Indonesian Government, Sr. Unscd. Notes	EUR	3.75	6/14/28	700,000	[b]	820,093
International Bank for Reconstruction & Development, Sr. Unscd. Notes	NZD	3.50	1/22/21	2,550,000		1,780,949
International Finance, Sr. Unscd. Notes	INR	6.30	11/25/24	17,590,000		274,094
Japanese Government, Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	663,000,000		6,251,998
Kuwaiti Government, Sr. Unscd. Notes		3.50	3/20/27	950,000	[b]	972,848
Mexican Government, Bonds, Ser. M	MXN	8.00	11/7/47	58,600,000		3,258,223
Mexican Government, Sr. Unscd. Bonds, Ser. M	MXN	7.75	11/13/42	26,000,000		1,404,119
New Zealand Government, Sr. Unscd. Bonds, Ser. 0925	NZD	2.00	9/20/25	5,025,000	[f]	3,651,022
Peruvian Government, Sr. Unscd. Bonds	EUR	2.75	1/30/26	475,000		573,739
Polish Government, Bonds, Ser. 0727	PLN	2.50	7/25/27	8,900,000		2,122,216
Polish Government, Unscd. Notes	EUR	2.00	10/25/46	550,000		562,573
Portuguese Government, Sr. Unscd. Bonds	EUR	2.88	7/21/26	1,450,000	[b]	1,535,190
Portuguese Government, Sr. Unscd. Bonds	EUR	4.13	4/14/27	2,425,000	[b]	2,769,868
Portuguese Obrigacoes do Tesouro, Sr. Unscd. Bonds	EUR	2.20	10/17/22	2,100,000	[b]	2,312,827
Provincia de Cordoba, Sr. Unscd. Notes		7.45	9/1/24	375,000	[b]	391,039
Romanian Government, Sr. Unscd. Notes	EUR	2.75	10/29/25	625,000	[b]	719,619
Romanian Government, Unscd. Notes	EUR	2.88	5/26/28	650,000	[b]	729,729
Russian Government, Bonds, Ser. 6212	RUB	7.05	1/19/28	84,000,000		1,425,167
South African Government, Bonds, Ser. R186	ZAR	10.50	12/21/26	28,000,000		2,340,682
Spanish Government, Unscd. Bonds	EUR	1.50	4/30/27	3,650,000	[b]	3,928,380
Sri Lankan Government, Sr. Unscd. Bonds		5.75	1/18/22	675,000	[b]	699,528
Turkish Government, Unscd. Bonds	TRY	2.00	9/18/24	4,800,000		1,608,755
Ukrainian Government, Sr. Unscd. Notes		0.00	5/31/40	400,000	[c]	141,664
					49,990,333
Health Care - 1.5%
Abbott Laboratories, Sr. Unscd. Notes		3.75	11/30/26	175,000		177,489
AbbVie, Sr. Unscd. Bonds	EUR	1.38	5/17/24	525,000		582,591
Mylan, Gtd. Notes		3.00	12/15/18	400,000		405,742

10

Bonds and Notes - 93.4% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Health Care - 1.5% (continued)
Mylan, Gtd. Notes		2.50	6/7/19	275,000		276,488
Tenet Healthcare, Sr. Unscd. Notes		6.75	6/15/23	275,000	[d]	263,313
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes		1.70	7/19/19	350,000		346,681
					2,052,304
Industrials - 1.2%
Mexico City Airport Trust, Sr. Scd. Notes		4.25	10/31/26	1,400,000	[b]	1,417,500
United Rentals North America, Gtd. Notes		5.50	7/15/25	275,000		288,406
					1,705,906
Information Technology - 1.3%
Dell International, Sr. Scd. Notes		3.48	6/1/19	825,000	[b]	844,301
First Data, Gtd. Notes		7.00	12/1/23	325,000	[b]	349,278
Infor US, Gtd. Notes		6.50	5/15/22	440,000		459,800
Zayo Group, Gtd. Notes		5.75	1/15/27	180,000	[b]	191,475
					1,844,854
Materials - .8%
Bway Holding, Sr. Scd. Notes		5.50	4/15/24	358,000	[b]	362,923
Equate Petrochemical, Gtd. Notes		3.00	3/3/22	300,000	[b]	298,920
MMC Norilsk Nickel, Sr. Unscd. Notes		4.10	4/11/23	500,000	[b]	499,069
					1,160,912
Municipal Bonds - 1.1%
Georgetown University, GO (Insured; National Public Finance Guarantee Corp.)		1.73	4/1/29	1,700,000		1,585,250
Real Estate - .1%
Digital Euro Finco, Gtd. Bonds	EUR	2.63	4/15/24	100,000		114,969
Residential Mortgage Pass-Through Ctfs. - .2%
Impac Secured Assets Trust, Ser. 2006-2, Cl. 2A1		1.33	8/25/36	276,778	[c]	269,437
Telecommunications - 2.3%
Digicel Group, Sr. Unscd. Notes		8.25	9/30/20	402,000	[b]	369,840
Interoute Finco, Sr. Scd. Bonds	EUR	7.38	10/15/20	400,000	[b]	460,796
Sprint, Gtd. Notes		7.88	9/15/23	325,000		365,625
Sprint Communications, Sr. Unscd. Notes		7.00	8/15/20	325,000	[d]	353,031
Sprint Spectrum, Sr. Scd. Notes		3.36	3/20/23	650,000	[b]	657,312

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 93.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Telecommunications - 2.3% (continued)
T-Mobile USA, Gtd. Notes	6.63	4/1/23	450,000		482,062
Verizon Communications, Sr. Unscd. Notes	4.13	3/16/27	200,000		204,345
VimpelCom Holdings, Gtd. Notes	7.50	3/1/22	325,000		369,203
				3,262,214
U.S. Government Agencies/Mortgage-Backed - 1.2%
Government National Mortgage Association, Ser. 2011-53 (Interest Only)	0.38	5/16/51	394,852	[c,g]	11,082
Government National Mortgage Association, Ser. 2011-77 (Interest Only)	0.53	4/16/42	86,640	[c,g]	5,013
Government National Mortgage Association, Ser. 2012-125 (Interest Only)	0.41	2/16/53	20,238,420	[c,g]	612,971
Government National Mortgage Association, Ser. 2012-84, Cl. SG (Interest Only)	5.11	7/20/42	1,119,055	[c,g]	238,487
Government National Mortgage Association, Ser. 2015-105 Cl. CI (Interest Only)	3.50	3/20/39	2,461,152	[g]	222,980
Government National Mortgage Association, Ser. 2015-16, Cl. IL (Interest Only)	4.00	3/20/42	931,465	[g]	138,610
Government National Mortgage Association, Ser. 2015-162, Cl. IM (Interest Only)	5.21	11/20/45	1,914,652	[c,g]	441,796
				1,670,939
U.S. Government Securities - 7.7%
U.S. Treasury Inflation Protected Securities, Notes	0.63	1/15/26	10,556,367	[h]	10,809,097
Utilities - .5%
Calpine, Sr. Unscd. Notes	5.50	2/1/24	275,000	[d]	266,406
Dynegy, Gtd. Notes	7.38	11/1/22	265,000	[d]	255,063
Great Plains Energy, Sr. Unscd. Notes	3.90	4/1/27	175,000		177,398
				698,867
Total Bonds and Notes (cost $128,760,900)			131,433,275
Floating Rate Loan Interests - 2.1%
Consumer Discretionary - 1.0%
Hilton Worldwide Finance, Series B-2 Term Loan	3.26	10/25/23	407,828	[c]	411,651
Univar USA, Tranche B-2 Term Loan	3.61	7/1/22	905,221	[c]	909,254
				1,320,905
Health Care - 1.1%
Catalent Pharma Solutions, Dollar Term Loan	3.75	5/7/21	815,399	[c]	825,877
Onex Carestream Finance, First Lien Term Loan	5.00	6/7/19	775,736	[c]	771,492
				1,597,369
Total Floating Rate Loan Interests (cost $2,909,923)			2,918,274

12

Options Purchased - .2%			Face Amount Covered by Contracts		Value ($)
Put Options - .2%
South African Rand, July 2017 @ ZAR 13.17			4,400,000		69,527
Turkish Lira, June 2017 @ TRY 3.728			4,400,000		188,181
Total Options Purchased (cost $141,218)			257,708
Short-Term Investments - .8%	Yield at Date of Purchase (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Treasury Bills (cost $1,195,698)	0.86	9/28/17	1,200,000	[i]	1,195,662
Other Investment - 1.5%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,158,729)			2,158,729	[j]	2,158,729
Investment of Cash Collateral for Securities Loaned - 1.3%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $1,886,590)			1,886,590	[j]	1,886,590
Total Investments (cost $137,053,058)			99.3%	139,850,238
Cash and Receivables (Net)			0.7%	919,482
Net Assets			100.0%	140,769,720

GO—General Obligation

a Principal amount stated in U.S. Dollars unless otherwise noted.

ARS—Argentine Peso

BRL—Brazilian Real

COP—Colombian Peso

EUR—Euro

JPY—Japanese Yen

MXN—Mexican Peso

NZD—New Zealand Dollar

PLN—Polish Zloty

RUB—Russian Ruble

TRY—Turkish Lira

ZAR—South African Rand

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities were valued at $43,356,980 or 30.8% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security, or portion thereof, on loan. At April 30, 2017, the value of the fund’s securities on loan was $1,961,068 and the value of the collateral held by the fund was $2,767,932, consisting of cash collateral of $1,886,590 and U.S. Government & Agency securities valued at $881,342.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.

f Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.

g Notional face amount shown.

h Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

i Held by or on behalf of a counterparty for open futures contracts.

j Investment in affiliated money market mutual fund.

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	35.5
Corporate Bonds	28.2
Asset-Backed	14.9
U.S. Government and Agency/Mortgage-Backed	8.9
Commercial Mortgage-Backed	4.6
Short-Term/Money Market Investments	3.6
Floating Rate Loan Interests	2.1
Municipal Bonds	1.1
Residential Mortgage-Backed	.2
Options Purchased	.2
99.3

† Based on net assets.

See notes to financial statements.

14

STATEMENT OF FUTURES

April 30, 2017 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation (Depreciation) ($)

Futures Long
Australian 3 Year Bond	311	26,109,904	June 2017	230,366
Japanese 10 Year Bond	2	2,709,486	June 2017	20,264
U.S. Treasury 10 Year Notes	91	11,440,406	June 2017	(8,518)
Futures Short
Australian 10 Year Bond	19	(1,845,541)	June 2017	(56,819)
Euro 30 Year Bond	33	(6,080,782)	June 2017	(85,939)
Euro BTP Italian Government Bond	43	(6,169,288)	June 2017	(27,404)
Euro-Bobl	114	(16,374,414)	June 2017	18,414
Euro-Bond	143	(25,200,475)	June 2017	(121,754)
Long Gilt	19	(3,156,577)	June 2017	(580)
Long Term French Government Bond	27	(4,406,963)	June 2017	(64,094)
U.S. Treasury 2 Year Notes	30	(6,498,281)	June 2017	(1,040)
U.S. Treasury Long Bond	17	(2,600,469)	June 2017	(23,159)
U.S. Treasury Ultra Long Bond	28	(4,562,250)	June 2017	(20,829)
Gross Unrealized Appreciation				269,044
Gross Unrealized Depreciation				(410,136)

See notes to financial statements.

15

STATEMENT OF OPTIONS WRITTEN

April 30, 2017 (Unaudited)

	Face Amount Covered by Contracts ($)	Value ($)
Call Options:
South African Rand,
July 2017 @ ZAR 15.06	4,400,000	(19,303)
Total Options Written (premiums received $51,089)		(19,303)

See notes to financial statements.

16

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Citigroup
Egyptian Pound
Expiring
5/23/2017	5,995,000	361,962	330,083	(31,879)
Indonesian Rupiah,
Expiring
6/15/2017	38,780,075,000	2,897,279	2,892,999	(4,280)
Mexican New Peso,
Expiring
6/15/2017	5,845,000	305,509	307,933	2,424
Nigerian Naira,
Expiring
6/8/2017	116,000,000	328,612	371,135	42,523
Goldman Sachs International
British Pound,
Expiring
5/31/2017	1,120,000	1,439,872	1,452,036	12,164
Japanese Yen,
Expiring
5/31/2017	315,575,000	2,841,904	2,834,516	(7,388)
HSBC
Canadian Dollar,
Expiring
5/31/2017	3,770,000	2,801,212	2,763,121	(38,091)
JP Morgan Chase Bank
Indian Rupee,
Expiring
6/15/2017	104,150,000	1,581,288	1,607,687	26,399
UBS
Swedish Krona,
Expiring
5/31/2017	24,860,000	2,811,327	2,811,792	465
Sales:
Bank of America
Australian Dollar,
Expiring
5/31/2017	5,910,000	4,436,105	4,422,752	13,353
South African Rand,
Expiring
6/15/2017	31,710,000	2,269,545	2,352,700	(83,155)
Taiwan Dollar,
Expiring
6/15/2017	49,385,000	1,635,373	1,640,055	(4,682)

17

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
Barclays Bank
Canadian Dollar,
Expiring
5/31/2017	3,770,000	2,764,302	2,763,121	1,181
Mexican New Peso,
Expiring
6/15/2017	2,665,000	140,466	140,401	65
Citigroup
Brazilian Real,
Expiring
6/2/2017	4,910,000	1,546,360	1,532,719	13,641
Euro,
Expiring
5/31/2017	2,002,000	2,147,846	2,184,567	(36,721)
Goldman Sachs International
Euro,
Expiring
5/31/2017	7,009,000	7,518,203	7,648,166	(129,963)
HSBC
Euro,
Expiring
5/31/2017	1,532,000	1,643,821	1,671,707	(27,886)
Japanese Yen,
Expiring
5/31/2017	722,060,000	6,669,315	6,485,593	183,722
New Zealand Dollar,
Expiring
5/31/2017	14,455,000	10,152,484	9,916,375	236,109
JP Morgan Chase Bank
Euro,
Expiring
5/31/2017	4,405,000	4,724,583	4,806,702	(82,119)
Polish Zloty,
Expiring
6/14/2017	7,765,000	1,989,694	2,000,783	(11,089)
Russian Ruble,
Expiring
6/15/2017	8,585,000	147,733	149,136	(1,403)

18

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
UBS
Euro,
Expiring
5/31/2017	2,002,000	2,147,245	2,184,567	(37,322)
Mexican New Peso,
Expiring
6/15/2017	40,180,000	2,111,015	2,116,809	(5,794)
Gross Unrealized Appreciation				532,046
Gross Unrealized Depreciation				(501,772)

See notes to financial statements.

19

STATEMENT OF SWAP AGREEMENTS

April 30, 2017 (Unaudited)

Centrally Cleared Interest Rate Swaps

Notional Amount($)†	Currency/ Floating Rate	Counterparty	(Pay) Receive Fixed Rate (%)	Expiration	Unrealized Appreciation (Depreciation) ($)
14,400,000	USD - 3 Month Libor	Barclays Bank	1.89	4/19/2022	(24,558)
195,000,000	JPY - 6 Month Libor	JP Morgan Chase Bank	0.63	3/29/2046	71,619
7,300,000	EUR- 6 Month Libor	Goldman Sachs International	0.13	3/6/2022	(11,100)
4,200,000	USD - 3 Month Libor	JP Morgan Chase Bank	1.80	9/28/2046	655,622
144,400,000	JPY - 6 Month Libor	JP Morgan Chase Bank	0.62	4/4/2046	55,050
Gross Unrealized Appreciation				782,291
Gross Unrealized Depreciation				(35,658)

EUR—Euro

JPY—Japanese Yen

LIBOR—London Interbank Offered Rate

USD—United States Dollar

† Clearing House-Chicago Mercantile Exchange
See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,961,068)—Note 1(c):
Unaffiliated issuers	133,007,739	135,804,919
Affiliated issuers	4,045,319	4,045,319
Cash		661,005
Cash denominated in foreign currency	694,408	663,338
Dividends, interest and securities lending income receivable		1,267,540
Receivable for investment securities sold		717,442
Unrealized appreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		532,046
Cash collateral held by broker—Note 4		429,238
Receivable for shares of Common Stock subscribed		296,754
Prepaid expenses		27,662
		144,445,263
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		82,104
Liability for securities on loan—Note 1(c)		1,886,590
Payable for investment securities purchased		787,146
Unrealized depreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		501,772
Payable for shares of Common Stock redeemed		133,268
Payable for futures variation margin—Note 4		126,635
Payable for swap variation margin—Note 4		50,890
Outstanding options written, at value (premiums received $51,089)—See Statement of Options Written—Note 4		19,303
Accrued expenses		87,835
		3,675,543
Net Assets ($)		140,769,720
Composition of Net Assets ($):
Paid-in capital		252,054,030
Accumulated undistributed investment income—net		228,271
Accumulated net realized gain (loss) on investments		(114,933,663)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions [including ($141,092) net unrealized (depreciation) on futures and $746,633 net unrealized appreciation on centrally cleared swap agreements]		3,421,082
Net Assets ($)		140,769,720

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	40,713,669	21,966,609	67,311,094	10,778,348
Shares Outstanding	3,550,259	1,921,054	5,873,331	941,422
Net Asset Value Per Share ($)	11.47	11.43	11.46	11.45

See notes to financial statements.

21

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Interest (net of $31,858 foreign taxes withheld at source)	3,012,121
Dividends from affiliated issuers	5,483
Income from securities lending—Note 1(c)	6,816
Total Income	3,024,420
Expenses:
Management fee—Note 3(a)	386,289
Shareholder servicing costs—Note 3(c)	144,729
Distribution fees—Note 3(b)	93,208
Professional fees	32,429
Registration fees	32,010
Custodian fees—Note 3(c)	18,975
Prospectus and shareholders’ reports	18,546
Directors’ fees and expenses—Note 3(d)	6,016
Loan commitment fees—Note 2	1,391
Miscellaneous	28,158
Total Expenses	761,751
Less—reduction in expenses due to undertaking—Note 3(a)	(73,819)
Less—reduction in fees due to earnings credits—Note 3(c)	(658)
Net Expenses	687,274
Investment Income—Net	2,337,146
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,721,828)
Net realized gain (loss) on options transactions	173,952
Net realized gain (loss) on futures	502,735
Net realized gain (loss) on swap agreements	1,047,400
Net realized gain (loss) on forward foreign currency exchange contracts	733,066
Net Realized Gain (Loss)	735,325
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	2,351,391
Net unrealized appreciation (depreciation) on options transactions	665
Net unrealized appreciation (depreciation) on futures	(464,816)
Net unrealized appreciation (depreciation) on swap agreements	521,065
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	238,507
Net Unrealized Appreciation (Depreciation)	2,646,812
Net Realized and Unrealized Gain (Loss) on Investments	3,382,137
Net Increase in Net Assets Resulting from Operations	5,719,283

See notes to financial statements.

22

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations ($):
Investment income—net	2,337,146	14,219,216
Net realized gain (loss) on investments	735,325	(70,605,662)
Net unrealized appreciation (depreciation) on investments	2,646,812	26,316,964
Net Increase (Decrease) in Net Assets Resulting from Operations	5,719,283	(30,069,482)
Distributions to Shareholders from ($):
Investment income—net:
Class A	(1,253,980)	(7,867,924)
Class C	(491,953)	(2,127,890)
Class I	(1,620,889)	(11,105,023)
Class Y	(354,521)	(4,278,333)
Total Distributions	(3,721,343)	(25,379,170)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	16,949,503	14,680,816
Class C	786,638	4,419,689
Class I	23,474,672	40,014,799
Class Y	2,193,140	24,633,042
Distributions reinvested:
Class A	879,629	7,341,575
Class C	312,227	1,393,228
Class I	1,258,616	7,614,858
Class Y	50,507	1,310,065
Cost of shares redeemed:
Class A	(27,894,255)	(149,824,700)
Class C	(9,750,277)	(34,941,773)
Class I	(39,439,924)	(262,120,087)
Class Y	(10,129,996)	(86,506,835)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(41,309,520)	(431,985,323)
Total Increase (Decrease) in Net Assets	(39,311,580)	(487,433,975)
Net Assets ($):
Beginning of Period	180,081,300	667,515,275
End of Period	140,769,720	180,081,300
Undistributed investment income—net	228,271	1,612,468

23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Capital Share Transactions (Shares):
Class A
Shares sold	1,508,105	1,270,069
Shares issued for distributions reinvested	78,624	636,499
Shares redeemed	(2,480,926)	(13,351,996)
Net Increase (Decrease) in Shares Outstanding	(894,197)	(11,445,428)
Class C
Shares sold	70,194	388,360
Shares issued for distributions reinvested	27,998	120,809
Shares redeemed	(868,155)	(3,080,043)
Net Increase (Decrease) in Shares Outstanding	(769,963)	(2,570,874)
Class Ia
Shares sold	2,083,609	3,519,031
Shares issued for distributions reinvested	112,492	660,346
Shares redeemed	(3,504,116)	(23,013,738)
Net Increase (Decrease) in Shares Outstanding	(1,308,015)	(18,834,361)
Class Ya
Shares sold	194,600	2,148,051
Shares issued for distributions reinvested	4,520	114,118
Shares redeemed	(901,144)	(7,713,475)
Net Increase (Decrease) in Shares Outstanding	(702,024)	(5,451,306)

[a]	During the period ended October 31, 2016, 27,695 Class Y shares representing $306,230 were exchanged for 27,671 Class I shares.
See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2017		Year Ended October 31,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.29	12.31	13.29	13.08	13.38	12.84
Investment Operations:
Investment income—net[a]	.17	.41	.48	.43	.36	.46
Net realized and unrealized gain (loss) on investments	.27	(.87)	(.85)	.06	(.02)	.64
Total from Investment Operations	.44	(.46)	(.37)	.49	.34	1.10
Distributions:
Dividends from investment income—net	(.26)	(.56)	(.61)	(.28)	(.37)	(.51)
Dividends from net realized gain on investments	—	—	—	—	(.27)	(.05)
Total Distributions	(.26)	(.56)	(.61)	(.28)	(.64)	(.56)
Net asset value, end of period	11.47	11.29	12.31	13.29	13.08	13.38
Total Return (%)[b]	3.86[c]	(3.80)	(2.93)	3.77	2.54	8.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.99[d]	.90	.89	.98	1.23	1.51
Ratio of net expenses to average net assets	.90[d]	.90	.89	.97	1.10	1.10
Ratio of net investment income to average net assets	3.01[d]	3.64	3.70	3.25	2.78	3.58
Portfolio Turnover Rate	44.72[c]	158.94	182.35	230.83	304.46	267.60
Net Assets, end of period ($ x 1,000)	40,714	50,191	195,629	184,506	85,719	24,830

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2017		Year Ended October 31,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.26	12.27	13.24	13.03	13.34	12.79
Investment Operations:
Investment income—net[a]	.13	.32	.38	.33	.25	.36
Net realized and unrealized gain (loss) on investments	.26	(.86)	(.85)	.06	(.02)	.64
Total from Investment Operations	.39	(.54)	(.47)	.39	.23	1.00
Distributions:
Dividends from investment income—net	(.22)	(.47)	(.50)	(.18)	(.27)	(.40)
Dividends from net realized gain on investments	—	—	—	—	(.27)	(.05)
Total Distributions	(.22)	(.47)	(.50)	(.18)	(.54)	(.45)
Net asset value, end of period	11.43	11.26	12.27	13.24	13.03	13.34
Total Return (%)[b]	3.48[c]	(4.46)	(3.66)	3.02	1.72	8.08
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.78[d]	1.67	1.65	1.72	2.01	2.30
Ratio of net expenses to average net assets	1.65[d]	1.65	1.65	1.70	1.85	1.85
Ratio of net investment income to average net assets	2.26[d]	2.89	2.94	2.52	1.98	2.84
Portfolio Turnover Rate	44.72[c]	158.94	182.35	230.83	304.46	267.60
Net Assets, end of period ($ x 1,000)	21,967	30,300	64,587	58,623	16,352	4,277

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

26

Six Months Ended
April 30, 2017		Year Ended October 31,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	11.29	12.30	13.28	13.07	13.38	12.84
Investment Operations:
Investment income—net[a]	.18	.44	.52	.46	.36	.49
Net realized and unrealized gain (loss) on investments	.26	(.87)	(.85)	.07	—	.64
Total from Investment Operations	.44	(.43)	(.33)	.53	.36	1.13
Distributions:
Dividends from investment income—net	(.27)	(.58)	(.65)	(.32)	(.40)	(.54)
Dividends from net realized gain on investments	—	—	—	—	(.27)	(.05)
Total Distributions	(.27)	(.58)	(.65)	(.32)	(.67)	(.59)
Net asset value, end of period	11.46	11.29	12.30	13.28	13.07	13.38
Total Return (%)	4.00[b]	(3.48)	(2.65)	4.06	2.74	9.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[c]	.64	.63	.72	.96	1.20
Ratio of net expenses to average net assets	.65[c]	.64	.63	.69	.85	.85
Ratio of net investment income to average net assets	3.26[c]	3.90	3.96	3.53	2.91	3.83
Portfolio Turnover Rate	44.72[b]	158.94	182.35	230.83	304.46	267.60
Net Assets, end of period ($ x 1,000)	67,311	81,056	320,031	349,915	57,138	8,329

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

27

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2017	Year Ended October 31,
Class Y Shares	(Unaudited)	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	11.28	12.30	13.28	13.07	13.07
Investment Operations:
Investment income—net[b]	.18	.46	.50	.47	.13
Net realized and unrealized gain (loss) on investments	.26	(.89)	(.83)	.07	(.07)
Total from Investment Operations	.44	(.43)	(.33)	.54	.06
Distributions:
Dividends from investment income—net	(.27)	(.59)	(.65)	(.33)	(.06)
Net asset value, end of period	11.45	11.28	12.30	13.28	13.07
Total Return (%)	4.02[c]	(3.47)	(2.59)	4.13	.42[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68[d]	.58	.58	.61	.85[d]
Ratio of net expenses to average net assets	.65[d]	.58	.58	.60	.85[d]
Ratio of net investment income to average net assets	3.26[d]	3.96	4.00	3.61	2.88[d]
Portfolio Turnover Rate	44.72[c]	158.94	182.35	230.83	304.46
Net Assets, end of period ($ x 1,000)	10,778	18,534	87,269	5,724	1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Opportunistic Fixed Income Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek to maximize total return through capital appreciation and income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	20,999,854	—	20,999,854
Commercial Mortgage-Backed	—	6,448,303	—	6,448,303
Corporate Bonds†	—	39,660,062	—	39,660,062
Floating Rate Loan Interests†	—	2,918,274	—	2,918,274
Foreign Government	—	49,990,333	—	49,990,333
Municipal Bonds†	—	1,585,250	—	1,585,250
Registered Investment Companies	4,045,319	—	—	4,045,319
Residential Mortgage-Backed	—	269,437	—	269,437
U.S. Government Agencies/Mortgage- Backed	—	1,670,939	—	1,670,939
U.S. Treasury	—	12,004,759	—	12,004,759
Other Financial Instruments:
Futures††	269,044	—	—	269,044

32

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts††	—	532,046	—	532,046
Options Purchased	—	257,708	—	257,708
Swaps††	—	782,291	—	782,291
Liabilities ($)
Other Financial Instruments:
Futures††	(410,136)	—	—	(410,136)
Forward Foreign Currency Exchange Contracts††	—	(501,772)	—	(501,772)
Options Written	—	(19,303)	—	(19,303)
Swaps††	—	(35,658)	—	(35,658)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2017, The Bank of New York Mellon earned $1,494 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

Affiliated Investment Company	Value 10/31/2016 ($)	Purchases ($)	Sales ($)	Value 04/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	3,268,038	56,682,546	57,791,855	2,158,729	1.5
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares	4,500,090	11,999,371	14,612,871	1,886,590	1.3
Total	7,768,128	68,681,917	72,404,726	4,045,319	2.8

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt

34

security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On April 28, 2017, the Board declared a cash dividend of $.016, $.009, $.018 and $.018 per share from undistributed investment income-net for Class A, Class C, Class I and Class Y shares, respectively, payable on May 1, 2017 (ex-dividend date), to shareholders of record as of the close of business on April 28, 2017.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $115,126,370 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2016. The fund has $74,670,184 of short-term capital losses and $40,456,186 of long-term capital losses which can carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2016 was as follows: ordinary income $25,379,170. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2016 through March 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .65% of the value of the fund’s average daily net assets.

36

The reduction in expenses, pursuant to the undertaking, amounted to $73,819 during the period ended April 30, 2017.

During the period ended April 30, 2017, the Distributor retained $61 from commissions earned on sales of the fund’s Class A shares and $357 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2017, Class C shares were charged $93,208 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2017, Class A and Class C shares were charged $60,090 and $31,069, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2017, the fund was charged $1,429 for transfer agency services and $313 for cash management

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $279.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2017, the fund was charged $18,975 pursuant to the custody agreement. These fees were partially offset by earnings credits of $379.

During the period ended April 30, 2017, the fund was charged $5,751 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $58,261, Distribution Plan fees $13,917, Shareholder Services Plan fees $12,976, custodian fees $12,986, Chief Compliance Officer fees $3,861 and transfer agency fees $1,429, which are offset against an expense reimbursement currently in effect in the amount of $21,326.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, futures, options transactions and swap agreements during the period ended April 30, 2017, amounted to $67,111,002 and $106,523,037, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC

38

derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2017 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates and foreign currencies, or as a substitute for an investment. The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2017:

		Options Terminated
	Premiums		Net Realized
Options Written:	Received ($)	Cost ($)	Gain (Loss)($)
Contracts outstanding October 31, 2016	369,459
Contracts written	112,768
Contracts terminated:
Contracts closed	156,651	39,192	117,459
Contracts expired	274,487	—	274,487
Total contracts terminated	431,138	39,192	391,946
Contracts outstanding April 30, 2017	51,089

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When

40

executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2017 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are settled through an exchange and the exchange guarantees these swap against default. Interest rate swaps open at April 30, 2017 are set forth in the Statement of Swap Agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the

42

notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2017, there were no credit default swap agreements outstanding.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2017 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	1,051,335	[1,2]	Interest rate risk	(445,794)	[1,2]
Foreign exchange risk	789,754	[3,4]	Foreign exchange risk	(521,075)	[4,5]
Gross fair value of derivative contracts	1,841,089			(966,869)

Statement of Assets and Liabilities location:
[1]	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]

Includes cumulative appreciation (depreciation) on swap agreements as reported in the swap tables in Note 4. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the
Statement of Assets and Liabilities.

[3]	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[4]	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[5]	Outstanding options written, at value.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2017 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	502,735		164,359		-		1,070,620		1,737,714
Foreign exchange	-		9,593		733,066		-		742,659
Credit	-		-		-		(23,220)		(23,220)
Total	502,735		173,952		733,066		1,047,400		2,457,153

43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	(464,816)		(48,960)		-		521,065		7,289
Foreign exchange	-		49,625		238,507		-		288,132
Total	(464,816)		665		238,507		521,065		295,421

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swap agreements.
[5]	Net unrealized appreciation (depreciation) on futures.
[6]	Net unrealized appreciation (depreciation) on options transactions.
[7]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2017, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	269,044	(410,136)
Options	257,708	(19,303)
Forward contracts	532,046	(501,772)
Swaps	782,291	(35,658)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	1,841,089	(966,869)
Derivatives not subject to
Master Agreements	(1,051,335)	445,794
Total gross amount of assets
and liabilities subject to
Master Agreements	789,754	(521,075)

44

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2017:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Bank of America	13,353		(13,353)	-		-
Barclays Bank	1,246		-	-		1,246
Citigroup	58,588		(58,588)	-		-
Goldman Sachs International	81,691		(81,691)	-		-
HSBC	419,831		(65,977)	-		353,854
JP Morgan Chase Bank	214,580		(94,611)	(110,000)		9,969
UBS	465		(465)	-		-
Total	789,754		(314,685)	(110,000)		365,069

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Bank of America	(87,837)		13,353	-		(74,484)
Citigroup	(72,880)		58,588	-		(14,292)
Goldman Sachs International	(156,654)		81,691	-		(74,963)
HSBC	(65,977)		65,977	-		-
JP Morgan Chase Bank	(94,611)		94,611	-		-
UBS	(43,116)		465	-		(42,651)
Total	(521,075)		314,685	-		(206,390)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
† See Statement of Investments for detailed information regarding collateral held for open futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2017:

Average Market Value ($)
Interest rate futures	132,957,098
Interest rate options contracts	43,214
Foreign currency options contracts	202,484
Forward contracts	117,195,278

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2017:

45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Average Notional Value ($)
Interest rate swap agreements	22,344,411
Credit default swap agreements	458,337

At April 30, 2017, accumulated net unrealized appreciation on investments was $2,797,180, consisting of $4,121,780 gross unrealized appreciation and $1,324,600 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

46

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 22-23, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be

47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians the various periods, except for the ten-year period when the fund’s performance was above the Performance Group and Performance Universe medians. The fund’s performance was in the fourth quartile of the Performance Group and Performance Universe for most periods. The Board also considered that the fund’s yield performance was at or above the Performance Group median in six of the ten one-year periods ended December 31st and was at or above the Performance Universe median nine of the ten one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index showing that the fund’s return was higher than the return of the index in six of the ten years shown.

Representatives of Dreyfus and its affiliates discussed and expressed confidence in the investment approach notwithstanding the fund’s total return performance. They also reminded the Board of the addition of Brendan Murphy as a primary portfolio manager to the fund in August 2016 and additional steps taken by Dreyfus and its affiliates in an effort to improve fund performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and expense ratio were below the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus had contractually agreed until March 1, 2017, to waive receipt of its fees and/or assume the expenses of the fund, so that annual direct fund operating expenses of its Class A, C, I and Y shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.65% of the fund’s average daily net assets. The Board was informed that the undertaking by Dreyfus would be extended until March 1, 2018.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting

48

profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board agreed to closely monitor performance and determined to approve renewal of the Agreement only through October 4, 2017.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were

49

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement through October 4, 2017.

50

NOTES

51

NOTES

52

NOTES

53

For More Information

Dreyfus Opportunistic Fixed Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DSTAX Class C: DSTCX Class I: DSTRX Class Y: DSTYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6148SA0417

Dreyfus Tax Managed Growth Fund

SEMIANNUAL REPORT April 30, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Tax Managed Growth Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Tax Managed Growth Fund, covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero

Chief Executive Officer

The Dreyfus Corporation

May 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through April 30, 2017, as provided by portfolio manager Fayez Sarofim of Fayez Sarofim & Co., Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2017, Dreyfus Tax Managed Growth Fund’s Class A shares produced a total return of 12.71%, Class C shares returned 12.28%, and Class I shares returned 12.82%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, returned 13.31% for the same period.2

U.S. stocks gained ground amid better-than-expected corporate earnings reports, improving domestic growth prospects, and positive investor sentiment in the wake of the U.S. presidential election. The fund produced lower returns than its benchmark, primarily due to shortfalls in the financials and energy sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation consistent with minimizing realized capital gains. To pursue this goal, we normally invest at least 80% of net assets, plus any borrowings for investment purposes, in common stocks and employ a tax-managed strategy, which is an approach to managing a fund that seeks to minimize capital gains tax liabilities. We seek to minimize capital gains.

We focus on purchasing large-cap, blue-chip stocks at a price we consider to be justified by a company’s fundamentals. The result is a portfolio of stocks selected for what we consider to be sustained patterns of profitability, strong balance sheets, expanding global presence, and above-average earnings growth potential. At the same time, we manage the fund in a manner cognizant of the concerns of tax-conscious investors. We typically buy and sell relatively few stocks during the course of the year, which may help reduce investors’ tax liabilities.

Improving Economic Prospects Drove Stocks Higher

The Index rebounded over the reporting period amid improving economic prospects and historically low volatility, climbing to record-setting levels in the final months of 2016 and early 2017. Although the pace of gains softened in March, large-cap U.S. stocks pressed higher through the end of April and recorded double-digit returns, on average, for the reporting period overall. The relatively steady advance of the Index, however, masked a significant rotation in market leadership during the period as investors gravitated towards higher-quality defensive stocks. During the first four months of 2017, a weakening dollar propped up foreign earnings of U.S.-based companies, and stocks with higher international revenue streams far outpaced their more domestically focused counterparts. Energy companies comprised the weakest market sector for the reporting period as potential oil price gains stemming from Organization of the Petroleum Exporting Countries (OPEC) supply cuts were blunted by a resurgence in U.S. shale production. The financials and information technology sectors were the strongest-performing industry groups for the reporting period, though all 11 sectors of the Index produced positive absolute returns.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Energy and Financial Stocks Dampened Relative Results

The fund posted a double-digit gain but slightly trailed the Index over the reporting period. Most notably, a selectively focused presence in the financials sector detracted from the fund’s relative performance, as it did not hold some financial stocks that posted particularly strong gains. An overweighted allocation to the weak energy sector also proved to be a drag on results. The largest individual detractors from returns were Occidental Petroleum, Estée Lauder, Gilead Sciences, Anheuser-Busch InBev, and Constellation Brands.

The fund achieved better relative results through overweighted and correctly focused representation in the information technology sector, with positioning in the semiconductor industry and an overweighted emphasis on Apple having the most significantly positive impact. Stock selections in the media and luxury goods segments of the consumer discretionary sector also proved advantageous. Favorable security selections among biotechnology and pharmaceutical companies in the health care sector added further value compared to the Index, as did a strategic avoidance of telecommunication services, real estate, and utilities stocks. Although a substantially overweighted position in consumer staples stocks pressured relative performance, good stock selections within the sector lessened its impact on relative results. The largest positive contributors to the fund’s return for the reporting period were Apple, Philip Morris International, JPMorgan Chase & Co., Comcast, and Walt Disney.

A Strategic Emphasis on Global Industry Leaders

Synchronized recoveries in global growth and corporate earnings have represented significant tailwinds for stocks so far in 2017, but there are many competing forces at work, and the path from monetary to fiscal reflation policy has been murky. The fund’s investment strategy is differentiated by a long-term investment horizon and a strategic emphasis on high-quality, global industry leaders with best-in-class business models and strong recurring earnings streams. These companies typically have predictable policies of returning cash to shareholders, offering a degree of downside protection at a time when broader markets may disappoint. Furthermore, these multinational companies are well positioned to benefit from economic strength in the United States while also offering exposure to accelerating growth abroad, a characteristic we believe will be viewed as increasingly compelling as the differentiated effects of global reflation take hold.

May 15, 2017

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1  Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2  Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Tax Managed Growth Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017
	Class A	Class C	Class I
Expenses paid per $1,000†	$7.12	$11.05	$5.80
Ending value (after expenses)	$1,127.10	$1,122.80	$1,128.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017
	Class A	Class C	Class I
Expenses paid per $1,000†	$6.76	$10.49	$5.51
Ending value (after expenses)	$1,018.10	$1,014.38	$1,019.34

†  Expenses are equal to the fund’s annualized expense ratio of 1.35% for Class A, 2.10% for Class C and 1.10% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2017 (Unaudited)

Common Stocks - 99.2%	Shares		Value ($)
Banks - 4.7%
JPMorgan Chase & Co.	64,300		5,594,100
Wells Fargo & Co.	40,600		2,185,904
			7,780,004
Capital Goods - 1.6%
United Technologies	21,900		2,605,881
Consumer Durables & Apparel - 1.1%
NIKE, Cl. B	33,660		1,865,101
Consumer Services - 1.9%
McDonald's	22,750		3,183,407
Diversified Financials - 5.9%
American Express	29,300		2,322,025
BlackRock	9,600		3,691,872
Intercontinental Exchange	34,000		2,046,800
State Street	22,300		1,870,970
			9,931,667
Energy - 8.7%
Chevron	44,800		4,780,160
ConocoPhillips	37,700		1,806,207
Exxon Mobil	76,512		6,247,205
Occidental Petroleum	27,400		1,686,196
			14,519,768
Food & Staples Retailing - 2.1%
Walgreens Boots Alliance	40,400		3,496,216
Food, Beverage & Tobacco - 20.1%
Altria Group	88,800		6,374,064
Anheuser-Busch InBev, ADR	7,200	[a]	815,328
Coca-Cola	116,000		5,005,400
Constellation Brands, Cl. A	5,800		1,000,732
Nestle, ADR	60,150		4,631,550
PepsiCo	35,100		3,976,128
Philip Morris International	106,500		11,804,460
			33,607,662
Health Care Equipment & Services - 2.8%
Abbott Laboratories	58,800		2,566,032
UnitedHealth Group	12,200		2,133,536
			4,699,568

6

Common Stocks - 99.2% (continued)	Shares		Value ($)
Household & Personal Products - 3.5%
Estee Lauder, Cl. A	38,900		3,389,746
Procter & Gamble	28,400		2,480,172
			5,869,918
Insurance - 2.7%
Chubb	33,100		4,542,975
Materials - 1.9%
Air Products & Chemicals	5,000		702,500
Praxair	19,300		2,412,114
			3,114,614
Media - 6.1%
Comcast, Cl. A	106,800		4,185,492
Twenty-First Century Fox, Cl. A	35,550		1,085,697
Twenty-First Century Fox, Cl. B	32,500		970,450
Walt Disney	34,800		4,022,880
			10,264,519
Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
AbbVie	46,400		3,059,616
Celgene	17,000	[b]	2,108,850
Novartis, ADR	24,900		1,918,047
Novo Nordisk, ADR	70,175		2,714,369
Roche Holding, ADR	104,300		3,410,401
			13,211,283
Semiconductors & Semiconductor Equipment - 4.2%
ASML Holding	16,100	[a]	2,122,785
Texas Instruments	61,900		4,901,242
			7,024,027
Software & Services - 16.1%
Alphabet, Cl. C	6,418	[b]	5,814,451
Automatic Data Processing	8,640		902,794
Facebook, Cl. A	51,900	[b]	7,797,975
Microsoft	92,245		6,315,093
Oracle	46,700		2,099,632
VeriSign	9,600	[a,b]	853,632
Visa, Cl. A	34,000		3,101,480
			26,885,057
Technology Hardware & Equipment - 6.3%
Apple	73,000		10,486,450

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Transportation - 1.6%
Canadian Pacific Railway	16,900		2,589,925
Total Common Stocks (cost $91,305,070)			165,678,042
Other Investment - .7%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,260,290)	1,260,290	[c]	1,260,290
Investment of Cash Collateral for Securities Loaned - 1.3%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $2,163,717)	2,163,717	[c]	2,163,717
Total Investments (cost $94,729,077)	101.2%		169,102,049
Liabilities, Less Cash and Receivables	(1.2%)		(2,039,399)
Net Assets	100.0%		167,062,650

ADR—American Depository Receipt

aSecurity, or portion thereof, on loan. At April 30, 2017, the value of the fund’s securities on loan was $3,753,828 and the value of the collateral held by the fund was $3,837,987, consisting of cash collateral of $2,163,717 and U.S. Government & Agency securities valued at $1,674,270.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

8

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	20.1
Software & Services	16.1
Energy	8.7
Pharmaceuticals, Biotechnology & Life Sciences	7.9
Technology Hardware & Equipment	6.3
Media	6.1
Diversified Financials	5.9
Banks	4.7
Semiconductors & Semiconductor Equipment	4.2
Household & Personal Products	3.5
Health Care Equipment & Services	2.8
Insurance	2.7
Food & Staples Retailing	2.1
Money Market Investments	2.0
Consumer Services	1.9
Materials	1.9
Capital Goods	1.6
Transportation	1.6
Consumer Durables & Apparel	1.1
101.2

† Based on net assets.
See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $3,753,828)—Note 1(b):
Unaffiliated issuers	91,305,070	165,678,042
Affiliated issuers	3,424,007	3,424,007
Cash		136,454
Dividends and securities lending income receivable		375,441
Receivable for shares of Common Stock subscribed		350
		169,614,294
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		183,503
Liability for securities on loan—Note 1(b)		2,163,717
Payable for shares of Common Stock redeemed		204,188
Accrued expenses		236
		2,551,644
Net Assets ($)		167,062,650
Composition of Net Assets ($):
Paid-in capital		85,857,045
Accumulated undistributed investment income—net		567,620
Accumulated net realized gain (loss) on investments		6,265,013
Accumulated net unrealized appreciation (depreciation) on investments		74,372,972
Net Assets ($)		167,062,650

Net Asset Value Per Share	Class A	Class C	Class I
Net Assets ($)	64,054,368	27,493,902	75,514,380
Shares Outstanding	2,374,260	1,080,036	2,792,808
Net Asset Value Per Share ($)	26.98	25.46	27.04

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $61,834 foreign taxes withheld at source):
Unaffiliated issuers	2,141,398
Affiliated issuers	2,742
Income from securities lending—Note 1(b)	2,363
Total Income	2,146,503
Expenses:
Management fee—Note 3(a)	931,755
Distribution/Service Plan fees—Note 3(b)	212,472
Directors’ fees—Note 3(a,c)	6,609
Loan commitment fees—Note 2	1,801
Interest expense—Note 2	1,023
Total Expenses	1,153,660
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(6,609)
Net Expenses	1,147,051
Investment Income—Net	999,452
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,265,893
Net unrealized appreciation (depreciation) on investments	13,080,572
Net Realized and Unrealized Gain (Loss) on Investments	19,346,465
Net Increase in Net Assets Resulting from Operations	20,345,917

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations ($):
Investment income—net	999,452	1,808,005
Net realized gain (loss) on investments	6,265,893	85,000
Net unrealized appreciation (depreciation) on investments	13,080,572	(536,607)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,345,917	1,356,398
Distributions to Shareholders from ($):
Investment income—net:
Class A	(284,808)	(772,282)
Class C	(26,332)	(134,489)
Class I	(487,846)	(1,046,226)
Net realized gain on investments:
Class A	(30,689)	(3,668,452)
Class C	(13,475)	(1,741,189)
Class I	(41,193)	(3,710,408)
Total Distributions	(884,343)	(11,073,046)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,437,541	2,613,634
Class C	579,354	1,298,056
Class I	12,695,453	25,810,589
Distributions reinvested:
Class A	275,856	3,871,060
Class C	27,772	1,181,162
Class I	518,988	4,625,280
Cost of shares redeemed:
Class A	(7,944,294)	(13,429,914)
Class C	(2,425,065)	(6,336,157)
Class I	(30,205,481)	(15,393,577)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(25,039,876)	4,240,133
Total Increase (Decrease) in Net Assets	(5,578,302)	(5,476,515)
Net Assets ($):
Beginning of Period	172,640,952	178,117,467
End of Period	167,062,650	172,640,952
Undistributed investment income—net	567,620	367,154

12

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Capital Share Transactions (Shares):
Class Aa
Shares sold	56,021	111,007
Shares issued for distributions reinvested	11,559	159,939
Shares redeemed	(311,037)	(557,027)
Net Increase (Decrease) in Shares Outstanding	(243,457)	(286,081)
Class C
Shares sold	24,552	58,096
Shares issued for distributions reinvested	1,227	51,614
Shares redeemed	(101,166)	(288,136)
Net Increase (Decrease) in Shares Outstanding	(75,387)	(178,426)
Class Ia
Shares sold	499,444	1,103,899
Shares issued for distributions reinvested	21,720	190,731
Shares redeemed	(1,187,292)	(642,877)
Net Increase (Decrease) in Shares Outstanding	(666,128)	651,753

[a]	During the period ended April 30, 2017, 988 Class A shares representing $26,189 were exchanged for 986 Class I shares.
See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
Class A Shares	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	24.06	25.52	26.65	24.09	21.27	19.34
Investment Operations:
Investment income—net[a]	.15	.26	.31	.33	.34	.27
Net realized and unrealized gain (loss) on investments	2.89	(.12)	(.47)	2.54	2.80	2.03
Total from Investment Operations	3.04	.14	(.16)	2.87	3.14	2.30
Distributions:
Dividends from investment income—net	(.11)	(.28)	(.31)	(.31)	(.32)	(.37)
Dividends from net realized gain on investments	(.01)	(1.32)	(.66)	-	-	-
Total Distributions	(.12)	(1.60)	(.97)	(.31)	(.32)	(.37)
Net asset value, end of period	26.98	24.06	25.52	26.65	24.09	21.27
Total Return (%)[b]	12.71[c]	.54	(.65)	12.00	14.91	12.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.36[d]	1.36	1.36	1.36	1.36	1.36
Ratio of net expenses to average net assets	1.35[d]	1.35	1.35	1.35	1.35	1.35
Ratio of net investment income to average net assets	1.20[d]	1.07	1.20	1.30	1.49	1.28
Portfolio Turnover Rate	-[c]	10.84	11.02	2.44	6.47	11.15
Net Assets, end of period ($ x 1,000)	64,054	62,985	74,091	87,549	146,333	132,387

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

14

	Six Months Ended
Class C Shares	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	22.71	24.17	25.30	22.90	20.23	18.36
Investment Operations:
Investment income—net[a]	.06	.07	.11	.12	.16	.10
Net realized and unrealized gain (loss) on investments	2.72	(.10)	(.45)	2.42	2.68	1.94
Total from Investment Operations	2.78	(.03)	(.34)	2.54	2.84	2.04
Distributions:
Dividends from investment income—net	(.02)	(.11)	(.13)	(.14)	(.17)	(.17)
Dividends from net realized gain on investments	(.01)	(1.32)	(.66)	-	-	-
Total Distributions	(.03)	(1.43)	(.79)	(.14)	(.17)	(.17)
Net asset value, end of period	25.46	22.71	24.17	25.30	22.90	20.23
Total Return (%)[b]	12.28[c]	(.18)	(1.42)	11.16	14.11	11.19
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.11[d]	2.11	2.11	2.11	2.11	2.11
Ratio of net expenses to average net assets	2.10[d]	2.10	2.10	2.10	2.10	2.10
Ratio of net investment income to average net assets	.46[d]	.32	.45	.48	.75	.51
Portfolio Turnover Rate	-[c]	10.84	11.02	2.44	6.47	11.15
Net Assets, end of period ($ x 1,000)	27,494	26,237	32,241	35,570	33,915	29,304

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class I Shares	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	24.12	25.57	26.71	24.15	21.32	19.40
Investment Operations:
Investment income—net[a]	.17	.31	.37	.32	.40	.32
Net realized and unrealized gain (loss) on investments	2.90	(.10)	(.47)	2.62	2.81	2.04
Total from Investment Operations	3.07	.21	(.10)	2.94	3.21	2.36
Distributions:
Dividends from investment income—net	(.14)	(.34)	(.38)	(.38)	(.38)	(.44)
Dividends from net realized gain on investments	(.01)	(1.32)	(.66)	-	-	-
Total Distributions	(.15)	(1.66)	(1.04)	(.38)	(.38)	(.44)
Net asset value, end of period	27.04	24.12	25.57	26.71	24.15	21.32
Total Return (%)	12.82[b]	.83	(.43)	12.29	15.21	12.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.11[c]	1.11	1.11	1.11	1.11	1.11
Ratio of net expenses to average net assets	1.10[c]	1.10	1.10	1.10	1.10	1.10
Ratio of net investment income to average net assets	1.40[c]	1.30	1.44	1.24	1.78	1.51
Portfolio Turnover Rate	-[b]	10.84	11.02	2.44	6.47	11.15
Net Assets, end of period ($ x 1,000)	75,514	83,419	71,785	70,336	15,043	18,253

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Tax Managed Growth Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek long-term capital appreciation consistent with minimizing realized capital gains. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”), serves as the fund’s sub-investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase. The fund’s authorized shares increased from 500 million shares to 600 million shares and 100 million Class T shares were authorized.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class T (100 million shares authorized). Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution fees and/or Service Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Service Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

18

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	147,475,637	-	-	147,475,637
Equity Securities - Foreign Common Stocks†	18,202,405	-	-	18,202,405
Registered Investment Companies	3,424,007	-	-	3,424,007

† See Statement of Investments for additional detailed categorizations.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in

20

a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2017, The Bank of New York Mellon earned $558 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

Affiliated Investment Company	Value 10/31/2016($)	Purchases($)	Sales ($)	Value 4/30/2017($)	Net Assets(%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	1,095,290	7,820,073	7,655,073	1,260,290.7
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares	2,374,649	10,943,139	11,154,071	2,163,717	1.3
Total	3,469,939	18,763,212	18,809,144	3,424,007	2.0

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2016 was as follows: ordinary income $2,059,640 and long-term capital gains $9,013,406. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2017, was approximately $125,400 with a related weighted average annualized interest rate of 1.65%.

NOTE 3—Investment Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment management, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the annual rate of 1.10% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan fees and Service Plan fees, fees and expenses of the non-

22

interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2017, fees reimbursed by Dreyfus amount to $6,609.

Pursuant to a sub-investment advisory agreement between Dreyfus and Sarofim & Co., Dreyfus pays Sarofim & Co. a monthly fee at an annual rate of .2175% of the value of the fund’s average daily net assets.

During the period ended April 30, 2017, the Distributor retained $1,664 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class C shares pay the Distributor for distributing its shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class C shares. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at an annual rate of .25% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2017, Class A and Class C shares were charged $79,061 and $100,058, respectively, pursuant to their Distribution Plans. During the period ended April 30, 2017, Class C shares were charged $33,353 pursuant to the Service Plan.

Under its terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans or Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $149,133, Distribution Plans fees $29,918 and Service Plan fees $5,625, which are offset against an expense reimbursement currently in effect in the amount of $1,173.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2017, amounted to $0 and $25,239,365, respectively.

At April 30, 2017, accumulated net unrealized appreciation on investments was $74,372,972, consisting of $75,351,761 gross unrealized appreciation and $978,789 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

INFORMATION ABOUT THE RENEWAL OF THE FUND'S INVESTMENT MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 22-23, 2017, the Board considered the renewal of the fund’s Investment Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Fayez Sarofim & Co. (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the

25

INFORMATION ABOUT THE RENEWAL OF THE FUND'S INVESTMENT MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

“Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index showing that the fund’s return was higher than the return of the index in four of the ten years shown.

The Board discussed with representatives of Dreyfus and the Subadviser the investment strategy employed in the management of the fund’s assets and how that strategy affected the fund’s relative performance. The Board members took into consideration that the Subadviser is an experienced manager with a long-term “buy-and-hold” investment approach to investing in high quality, “mega-cap” companies, a strategy that has been out of favor for some time. The Subadviser’s considerable reputation, based on following this investment approach, was also was considered.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio wereabove the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

26

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board agreed to closely monitor performance and determined to approve renewal of the Agreements only through October 4, 2017.

27

INFORMATION ABOUT THE RENEWAL OF THE FUND'S INVESTMENT MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

• The Board concluded that the fees paid to Dreyfus and the Subadviser supported the renewal of the Agreements in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements through October 4, 2017.

28

NOTES

29

For More Information

Dreyfus Tax Managed Growth Fund

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Fayez Sarofim & Co.
Two Houston Center
Suite 2907
909 Fannin Street
Houston, TX 77010

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: DTMGX Class C: DPTAX Class I: DPTRX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0149SA0417

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 29, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 29, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)